UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.82%	$ 1,000.00	$ 1,004.60	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.8	4.0
Chesapeake Energy Corp.	3.3	3.2
UPCB Finance III Ltd.	2.2	1.9
Valeant Pharmaceuticals International	2.1	2.1
FMG Resources (August 2006) Pty Ltd.	2.0	1.7
	14.4
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	15.5	13.8
Diversified Financial Services	10.6	12.2
Electric Utilities	7.3	8.5
Cable TV	6.4	8.9
Technology	6.3	2.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 1.8%	BBB 4.2%
BB 71.3%	BB 67.0%
B 22.6%	B 21.8%
Not Rated 0.4%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Nonconvertible Bonds 94.1%		Nonconvertible Bonds 90.7%
	Bank Loan Obligations 1.6%		Bank Loan Obligations 2.3%
	Other Investments 0.4%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.8%
* Foreign investments	21.5%	** Foreign investments	14.9%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.1%
	Principal Amount	Value
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21 (c)	$ 540,000	$ 577,800
Triumph Group, Inc. 4.875% 4/1/21	1,330,000	1,286,775
		1,864,575
Air Transportation - 3.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	123,003	137,149
5.5% 4/29/22	2,035,000	2,040,088
6.25% 10/11/21	2,249,897	2,328,643
6.75% 9/15/15 (c)	6,650,000	6,849,500
9.25% 5/10/17	774,670	854,074
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (c)	2,705,492	2,847,531
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	1,115,000	1,179,113
6.75% 5/23/17	1,115,000	1,176,325
8.021% 8/10/22	1,222,305	1,323,145
8.954% 8/10/14	1,821,689	1,853,569
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	750,722	775,120
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	116,258	122,071
9.75% 1/15/17	1,271,628	1,459,193
12% 1/15/16 (c)	168,869	190,400
		23,135,921
Automotive - 2.7%
Dana Holding Corp.:
5.375% 9/15/21	605,000	618,613
6% 9/15/23	605,000	620,125
6.5% 2/15/19	6,130,000	6,559,100
6.75% 2/15/21	2,145,000	2,332,688
General Motors Co.:
3.5% 10/2/18 (c)	1,815,000	1,851,300
6.25% 10/2/43 (c)	3,850,000	4,004,000
General Motors Financial Co., Inc.:
3.25% 5/15/18 (c)	2,040,000	2,032,350
4.75% 8/15/17 (c)	2,345,000	2,479,838
		20,498,014
Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	5,135,000	5,296,753
Broadcasting - 1.0%
AMC Networks, Inc. 4.75% 12/15/22	2,245,000	2,172,038
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Sirius XM Radio, Inc.:
5.75% 8/1/21 (c)	$ 1,290,000	$ 1,315,800
5.875% 10/1/20 (c)	1,325,000	1,371,375
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,940,000	2,969,400
		7,828,613
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	5,080,000	5,524,500
6.875% 8/15/18 (c)	7,735,000	8,237,775
Masco Corp. 5.95% 3/15/22	3,475,000	3,683,500
USG Corp. 7.875% 3/30/20 (c)	2,690,000	2,959,000
		20,404,775
Cable TV - 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	3,070,000	3,192,800
7% 1/15/19	9,420,000	9,985,200
Cogeco Cable, Inc. 4.875% 5/1/20 (c)	3,865,000	3,787,700
DISH DBS Corp. 4.25% 4/1/18	4,215,000	4,278,225
Lynx I Corp. 5.375% 4/15/21 (c)	3,860,000	3,879,300
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	2,480,000	2,449,000
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	15,775,000	16,839,813
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,780,000	4,148,550
		48,560,588
Capital Goods - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	840,000	889,350
Chemicals - 1.2%
Ashland, Inc. 3.875% 4/15/18	1,750,000	1,758,750
LSB Industries, Inc. 7.75% 8/1/19 (c)	680,000	719,100
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	1,725,000	1,776,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,855,000	1,906,013
SPCM SA 6% 1/15/22 (c)	380,000	394,250
Tronox Finance LLC 6.375% 8/15/20	2,170,000	2,213,400
		8,768,263
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (c)	2,240,000	2,116,800
Containers - 1.9%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,572,000	5,989,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.375% 10/15/17 (c)	245,000	263,069
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Ball Corp. 4% 11/15/23	$ 3,825,000	$ 3,523,781
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (c)	5,050,000	4,734,375
		14,511,125
Diversified Financial Services - 10.6%
Aircastle Ltd.:
6.25% 12/1/19	1,145,000	1,219,425
6.75% 4/15/17	1,390,000	1,525,525
9.75% 8/1/18	3,290,000	3,635,450
CIT Group, Inc.:
5% 8/15/22	3,595,000	3,639,938
5.25% 3/15/18	3,460,000	3,741,125
5.375% 5/15/20	2,780,000	2,978,075
5.5% 2/15/19 (c)	2,380,000	2,576,350
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (c)	2,855,000	2,826,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (c)	1,765,000	1,809,125
7.75% 1/15/16	14,050,000	14,471,500
8% 1/15/18	19,925,000	20,896,317
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(f)	470,000	437,100
International Lease Finance Corp.:
5.875% 4/1/19	1,015,000	1,092,296
5.875% 8/15/22	2,270,000	2,338,100
6.25% 5/15/19	3,945,000	4,300,050
8.75% 3/15/17	4,490,000	5,275,750
SLM Corp.:
5.5% 1/15/19	5,845,000	6,010,414
8% 3/25/20	895,000	1,022,538
8.45% 6/15/18	880,000	1,027,400
		80,822,928
Diversified Media - 0.7%
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (c)	1,990,000	2,044,725
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	2,710,000	2,655,800
		4,700,525
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,369,800
Calpine Corp. 6% 1/15/22 (c)	755,000	783,313
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	3,640,000	3,922,100
Mirant Americas Generation LLC 9.125% 5/1/31	4,915,000	5,259,050
Mirant Mid-Atlantic LLC 10.06% 12/30/28	3,936,149	4,378,966
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
NRG Energy, Inc. 6.625% 3/15/23	$ 600,000	$ 620,250
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,143,000	10,776,938
Otter Tail Corp. 9% 12/15/16	1,343,000	1,562,916
Puget Energy, Inc.:
5.625% 7/15/22	6,330,000	6,828,684
6.5% 12/15/20	7,035,000	8,024,170
The AES Corp.:
4.875% 5/15/23	1,020,000	976,650
7.375% 7/1/21	8,155,000	9,235,538
		55,738,375
Energy - 14.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,355,000	1,348,225
Antero Resources Finance Corp. 5.375% 11/1/21 (c)(e)	2,940,000	2,987,775
Chesapeake Energy Corp.:
5.375% 6/15/21	1,510,000	1,570,400
6.125% 2/15/21	7,405,000	8,089,963
6.5% 8/15/17	2,035,000	2,279,200
6.875% 11/15/20	6,400,000	7,232,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,128,913
6.125% 7/15/22	5,265,000	5,646,713
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,162,725
Continental Resources, Inc. 5% 9/15/22	1,260,000	1,311,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22 (c)(e)	605,000	618,613
Denbury Resources, Inc.:
4.625% 7/15/23	4,255,000	3,925,238
6.375% 8/15/21	7,330,000	7,824,775
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	6,034,875
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,300,000
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	14,445,450
Forum Energy Technologies, Inc. 6.25% 10/1/21 (c)	445,000	463,913
Gibson Energy, Inc. 6.75% 7/15/21 (c)	2,030,000	2,146,725
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,445,000	1,419,713
5.875% 4/1/20	715,000	734,663
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (c)	1,295,000	1,295,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Kinder Morgan Holding Co. LLC: - continued
5.625% 11/15/23 (c)	$ 1,870,000	$ 1,870,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,530,000	2,580,600
Oil States International, Inc. 6.5% 6/1/19	5,230,000	5,569,950
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,015,000	2,156,050
Precision Drilling Corp.:
6.5% 12/15/21	180,000	191,700
6.625% 11/15/20	6,630,000	7,060,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (c)	1,400,000	1,309,000
5.25% 5/1/23	1,160,000	1,160,000
6.375% 8/1/22	2,832,000	3,016,080
6.875% 2/1/21	3,270,000	3,523,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	475,000	491,625
Western Refining, Inc. 6.25% 4/1/21	535,000	536,338
Whiting Petroleum Corp.:
5% 3/15/19	2,565,000	2,667,600
5.75% 3/15/21 (c)	2,615,000	2,752,288
		111,852,460
Entertainment/Film - 0.2%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (c)	325,000	331,500
5.375% 11/1/23 (c)	675,000	681,750
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (c)	595,000	609,875
		1,623,125
Environmental - 3.2%
Clean Harbors, Inc.:
5.125% 6/1/21	4,530,000	4,592,288
5.25% 8/1/20	4,985,000	5,122,088
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,412,968
7.25% 12/1/20	11,370,000	12,299,668
		24,427,012
Food & Drug Retail - 0.3%
JBS Investments GmbH 7.75% 10/28/20 (c)	1,925,000	1,985,156
Food/Beverage/Tobacco - 2.5%
Barry Callebaut Services NV 5.5% 6/15/23 (c)	2,390,000	2,421,907
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
ESAL GmbH 6.25% 2/5/23 (c)	$ 5,280,000	$ 4,804,800
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (c)	2,880,000	2,786,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (c)	1,615,000	1,655,375
8.25% 2/1/20 (c)	6,730,000	7,217,925
		18,886,407
Gaming - 1.4%
MCE Finance Ltd. 5% 2/15/21 (c)	2,960,000	2,930,400
PNK Finance Corp. 6.375% 8/1/21 (c)	1,455,000	1,527,750
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	855,000	837,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	2,110,000	2,170,789
Wynn Macau Ltd. 5.25% 10/15/21 (c)	3,255,000	3,328,238
		10,795,077
Healthcare - 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (c)	275,000	281,875
Community Health Systems, Inc. 5.125% 8/15/18	3,950,000	4,108,000
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	2,295,000	2,369,588
6.875% 5/1/21	2,805,000	3,015,375
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	139,000	152,205
7.5% 2/15/20	526,000	575,970
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,607,000	2,828,595
Tenet Healthcare Corp. 6% 10/1/20 (c)	775,000	819,563
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	2,820,000	2,918,700
6.875% 12/1/18 (c)	12,070,000	12,899,813
VPI Escrow Corp. 6.375% 10/15/20 (c)	4,010,000	4,280,675
		34,250,359
Homebuilders/Real Estate - 3.1%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	6,515,000	7,019,913
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,181,238
4.375% 9/15/22	3,215,000	3,046,213
4.75% 5/15/17	3,015,000	3,188,363
Howard Hughes Corp. 6.875% 10/1/21 (c)	1,505,000	1,557,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp. 4.125% 12/1/18	$ 2,165,000	$ 2,170,413
Toll Brothers Finance Corp. 4.375% 4/15/23	4,650,000	4,382,625
		23,546,440
Leisure - 2.4%
NCL Corp. Ltd. 5% 2/15/18 (c)	3,340,000	3,369,225
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,825,000
7.25% 6/15/16	5,655,000	6,376,013
7.25% 3/15/18	1,130,000	1,293,850
7.5% 10/15/27	3,280,000	3,509,600
		18,373,688
Metals/Mining - 3.7%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	5,455,000	4,050,338
CONSOL Energy, Inc.:
8% 4/1/17	3,100,000	3,286,000
8.25% 4/1/20	1,550,000	1,695,313
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	8,720,000	9,090,600
7% 11/1/15 (c)	6,055,000	6,282,063
New Gold, Inc. 6.25% 11/15/22 (c)	4,130,000	4,068,050
		28,472,364
Paper - 0.8%
Sappi Papier Holding GmbH 7.75% 7/15/17 (c)	5,675,000	6,015,500
Publishing/Printing - 0.6%
R.R. Donnelley & Sons Co.:
7% 2/15/22	1,180,000	1,250,800
7.25% 5/15/18	1,302,000	1,468,005
7.625% 6/15/20	350,000	386,750
7.875% 3/15/21	1,130,000	1,259,950
8.25% 3/15/19	349,000	401,350
		4,766,855
Services - 2.1%
Audatex North America, Inc.:
6% 6/15/21 (c)(e)	2,425,000	2,503,813
6.125% 11/1/23 (c)(e)	235,000	238,525
Bankrate, Inc. 6.125% 8/15/18 (c)	3,390,000	3,491,700
FTI Consulting, Inc.:
6% 11/15/22	1,220,000	1,244,400
6.75% 10/1/20	8,120,000	8,688,400
		16,166,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 5,350,000	$ 5,597,438
Steel - 0.7%
Steel Dynamics, Inc. 6.125% 8/15/19	4,845,000	5,256,825
Super Retail - 1.2%
Best Buy Co., Inc. 5% 8/1/18	3,035,000	3,182,956
L Brands, Inc. 5.625% 10/15/23	3,325,000	3,399,813
Netflix, Inc. 5.375% 2/1/21 (c)	2,093,000	2,140,093
		8,722,862
Technology - 6.3%
ADT Corp. 6.25% 10/15/21 (c)	5,110,000	5,422,988
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	2,030,000	1,898,050
Flextronics International Ltd. 4.625% 2/15/20	4,340,000	4,350,850
IAC/InterActiveCorp 4.75% 12/15/22	5,810,000	5,504,975
NCR Corp. 4.625% 2/15/21	2,305,000	2,276,188
Nuance Communications, Inc. 5.375% 8/15/20 (c)	7,235,000	7,180,738
Seagate HDD Cayman 3.75% 11/15/18 (c)	2,980,000	2,980,000
SoftBank Corp. 4.5% 4/15/20 (c)	11,020,000	10,909,800
VeriSign, Inc. 4.625% 5/1/23	5,330,000	5,190,088
Viasystems, Inc. 7.875% 5/1/19 (c)	1,960,000	2,087,400
		47,801,077
Telecommunications - 6.2%
Altice Financing SA 7.875% 12/15/19 (c)	9,840,000	10,656,720
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	6,625,000	6,409,688
MasTec, Inc. 4.875% 3/15/23	1,555,000	1,483,081
MetroPCS Wireless, Inc. 6.25% 4/1/21 (c)	1,290,000	1,349,663
NeuStar, Inc. 4.5% 1/15/23	1,775,000	1,615,250
Sprint Capital Corp.:
6.875% 11/15/28	640,000	608,000
8.75% 3/15/32	640,000	697,600
Sprint Communications, Inc. 9% 11/15/18 (c)	8,865,000	10,748,813
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (c)	3,085,000	3,204,544
6.464% 4/28/19	4,505,000	4,775,300
6.731% 4/28/22	2,025,000	2,138,906
6.836% 4/28/23	1,275,000	1,348,313
TW Telecom Holdings, Inc. 5.375% 10/1/22	785,000	783,038
Wind Acquisition Finance SA 7.25% 2/15/18 (c)	1,455,000	1,531,388
		47,350,304
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.7%
The William Carter Co. 5.25% 8/15/21 (c)	$ 5,220,000	$ 5,298,300
TOTAL NONCONVERTIBLE BONDS (Cost $690,688,099)		716,324,692
Bank Loan Obligations - 1.6%

Energy - 0.8%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (f)	5,605,000	5,731,113
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (f)	190,000	191,425
		5,922,538
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (f)	2,045,000	2,057,781
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (f)	1,321,679	1,265,508
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	2,945,000	2,941,319
		4,206,827
TOTAL BANK LOAN OBLIGATIONS (Cost $11,991,348)		12,187,146
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
JPMorgan Chase & Co. 6% (d)(f) (Cost $2,730,000)	2,730,000	2,683,135
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (a) (Cost $26,822,017)	26,822,017	$ 26,822,017
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $732,231,464)		758,016,990
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,922,666
NET ASSETS - 100%		$ 760,939,656
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,887,767 or 38.1% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,382
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 716,324,692	$ -	$ 716,324,692	$ -
Bank Loan Obligations	12,187,146	-	12,187,146	-
Preferred Securities	2,683,135	-	2,683,135	-
Money Market Funds	26,822,017	26,822,017	-	-
Total Investments in Securities:	$ 758,016,990	$ 26,822,017	$ 731,194,973	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.5%
Cayman Islands	4.0%
Australia	2.7%
Canada	2.7%
Liberia	2.0%
Luxembourg	1.9%
Austria	1.7%
Japan	1.4%
Bermuda	1.3%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $705,409,447)	$ 731,194,973
Fidelity Central Funds (cost $26,822,017)	26,822,017
Total Investments (cost $732,231,464)		$ 758,016,990
Cash		300,271
Receivable for investments sold		5,721,373
Receivable for fund shares sold		262,705
Interest receivable		12,252,757
Distributions receivable from Fidelity Central Funds		2,644
Prepaid expenses		2,089
Total assets		776,558,829

Liabilities
Payable for investments purchased Regular delivery	$ 11,775,446
Delayed delivery	2,198,490
Payable for fund shares redeemed	625,453
Distributions payable	466,629
Accrued management fee	353,356
Other affiliated payables	159,773
Other payables and accrued expenses	40,026
Total liabilities		15,619,173

Net Assets		$ 760,939,656
Net Assets consist of:
Paid in capital		$ 714,523,686
Undistributed net investment income		5,234,477
Accumulated undistributed net realized gain (loss) on investments		15,395,967
Net unrealized appreciation (depreciation) on investments		25,785,526
Net Assets, for 82,456,143 shares outstanding		$ 760,939,656
Net Asset Value, offering price and redemption price per share ($760,939,656 ÷ 82,456,143 shares)		$ 9.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 34,388
Interest		23,448,898
Income from Fidelity Central Funds		17,382
Total income		23,500,668

Expenses
Management fee	$ 2,241,531
Transfer agent fees	839,687
Accounting fees and expenses	148,334
Custodian fees and expenses	6,859
Independent trustees' compensation	2,145
Registration fees	27,567
Audit	37,840
Legal	599
Miscellaneous	5,031
Total expenses before reductions	3,309,593
Expense reductions	(2,092)	3,307,501
Net investment income (loss)		20,193,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,529,715
Change in net unrealized appreciation (depreciation) on investment securities		(35,182,523)
Net gain (loss)		(19,652,808)
Net increase (decrease) in net assets resulting from operations		$ 540,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,193,167	$ 49,595,507
Net realized gain (loss)	15,529,715	17,687,510
Change in net unrealized appreciation (depreciation)	(35,182,523)	22,896,686
Net increase (decrease) in net assets resulting from operations	540,359	90,179,703
Distributions to shareholders from net investment income	(19,793,298)	(47,539,060)
Distributions to shareholders from net realized gain	(11,679,477)	(10,685,856)
Total distributions	(31,472,775)	(58,224,916)
Share transactions Proceeds from sales of shares	56,764,272	261,749,007
Reinvestment of distributions	27,048,125	48,479,122
Cost of shares redeemed	(194,599,880)	(381,300,425)
Net increase (decrease) in net assets resulting from share transactions	(110,787,483)	(71,072,296)
Redemption fees	54,771	79,248
Total increase (decrease) in net assets	(141,665,128)	(39,038,261)

Net Assets
Beginning of period	902,604,784	941,643,045
End of period (including undistributed net investment income of $5,234,477 and undistributed net investment income of $4,834,608, respectively)	$ 760,939,656	$ 902,604,784
Other Information Shares
Sold	6,164,861	28,008,909
Issued in reinvestment of distributions	2,946,550	5,188,507
Redeemed	(21,178,973)	(40,677,432)
Net increase (decrease)	(12,067,562)	(7,480,016)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.23	$ 9.42	$ 9.44	$ 8.19	$ 9.77
Income from Investment Operations
Net investment income (loss) D	.233	.489	.538	.609	.700	.663
Net realized and unrealized gain (loss)	(.198)	.402	.045	.351	1.232	(1.683)
Total from investment operations	.035	.891	.583	.960	1.932	(1.020)
Distributions from net investment income	(.228)	(.468)	(.544)	(.593)	(.625)	(.577)
Distributions from net realized gain	(.128)	(.104)	(.230)	(.390)	(.060)	-
Total distributions	(.356)	(.572)	(.774)	(.983)	(.685)	(.577)
Redemption fees added to paid in capital D	.001	.001	.001	.003	.003	.017
Net asset value, end of period	$ 9.23	$ 9.55	$ 9.23	$ 9.42	$ 9.44	$ 8.19
Total Return B,C	.46%	9.99%	6.65%	11.06%	24.37%	(10.10)%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.81%	.82%	.81%	.79%	.91%
Expenses net of fee waivers, if any	.82% A	.81%	.82%	.81%	.79%	.85%
Expenses net of all reductions	.82% A	.81%	.82%	.81%	.79%	.85%
Net investment income (loss)	5.03% A	5.23%	5.92%	6.57%	7.85%	8.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 760,940	$ 902,605	$ 941,643	$ 770,459	$ 467,626	$ 345,491
Portfolio turnover rate F	69% A	47%	52%	48%	93%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity® Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations, and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,177,284
Gross unrealized depreciation	(5,755,950)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,421,334

Tax cost	$ 730,595,656

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $264,238,876 and $354,207,894, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $721 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $654.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,438.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Focused High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50).Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FFH-USAN-1213
1.801608.109

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Series High Income	.69%
Actual		$ 1,000.00	$ 1,012.40	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class F	.58%
Actual		$ 1,000.00	$ 1,013.00	$ 2.94
Hypothetical A		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.6	2.7
Ally Financial, Inc.	1.6	1.5
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5	1.7
First Data Corp.	1.4	1.4
	8.6
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.1	9.6
Telecommunications	8.5	7.0
Healthcare	7.8	7.6
Technology	7.1	6.5
Diversified Financial Services	5.7	5.8
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 0.9%	BBB 2.2%
BB 24.8%	BB 25.1%
B 49.3%	B 49.5%
CCC,CC,C 14.3%	CCC,CC,C 10.4%
D 0.0%	D 0.1%
Not Rated 1.5%	Not Rated 1.7%
Equities 2.5%	Equities 3.0%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Nonconvertible Bonds 80.8%		Nonconvertible Bonds 78.8%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 1.0%		Common Stocks 1.1%
	Bank Loan Obligations 9.5%		Bank Loan Obligations 9.8%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.7%		Short-Term Investments and Net Other Assets (Liabilities) 8.0%
* Foreign investments	16.6%	** Foreign investments	15.4%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,610,993
4.5% 11/15/29 (d)	1,814,000	2,095,533
		3,706,526
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	38,718,000	32,039,145
TOTAL CONVERTIBLE BONDS		35,745,671
Nonconvertible Bonds - 80.8%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	3,912,000	4,176,060
GenCorp, Inc. 7.125% 3/15/21 (f)	2,580,000	2,760,600
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,623,991
7.125% 3/15/21	14,943,000	16,194,476
TransDigm, Inc. 7.5% 7/15/21	5,000,000	5,450,000
Triumph Group, Inc. 4.875% 4/1/21	5,000,000	4,837,500
		42,042,627
Air Transportation - 0.3%
Air Canada 5.375% 11/15/22 (f)	3,520,000	3,405,600
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	7,630,000	7,248,500
Series 2013-1B Class B, 5.625% 1/15/21 (f)	3,265,000	3,150,725
Continental Airlines, Inc. 6.125% 4/29/18 (f)	1,065,000	1,094,288
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,548,959	2,759,248
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	11,400,000	10,830,000
Class B, 5.375% 5/15/23	4,710,000	4,509,825
United Continental Holdings, Inc. 6.375% 6/1/18	1,975,000	2,049,063
		35,047,249
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21 (f)	3,230,000	3,359,200
American Axle & Manufacturing, Inc. 6.25% 3/15/21	7,625,000	8,025,313
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,542,038
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,972,075
8.25% 6/15/21	18,805,000	21,273,156
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 4,575,000	$ 4,895,250
6.75% 2/15/21	4,885,000	5,312,438
Delphi Corp.:
5.875% 5/15/19	2,809,000	2,991,585
6.125% 5/15/21	15,255,000	16,780,500
General Motors Acceptance Corp. 8% 11/1/31	27,411,000	32,358,686
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	10,965,000	11,047,238
3.25% 5/15/18 (f)	5,930,000	5,907,763
4.25% 5/15/23 (f)	4,635,000	4,449,600
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	8,291,500
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	10,850,000	10,768,625
LKQ Corp. 4.75% 5/15/23 (f)	2,240,000	2,133,600
Pittsburgh Glass Works LLC 8% 11/15/18 (f)(h)	5,025,000	5,125,500
Schaeffler Finance BV 4.75% 5/15/21 (f)	14,660,000	14,623,350
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(j)	12,320,000	13,120,800
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,801,470
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,755,885
7.75% 8/15/18	4,072,000	4,397,760
		201,933,338
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
2.9261% 7/18/16 (j)	13,745,000	13,943,107
3.4647% 2/11/14 (j)	13,395,000	13,442,150
4.75% 9/10/18	11,015,000	11,466,141
5.5% 2/15/17	15,315,000	16,540,200
6.25% 12/1/17	1,024,000	1,134,080
7.5% 9/15/20	33,775,000	39,516,750
8% 3/15/20	29,438,000	34,957,625
Barclays Bank PLC 7.625% 11/21/22	22,580,000	23,291,270
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
8% 12/31/18	$ 10,196,000	$ 11,878,340
8% 11/1/31	2,725,000	3,249,563
		169,419,226
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	3,120,000	3,018,600
Clear Channel Communications, Inc.:
4.9% 5/15/15	8,614,000	8,226,370
5.5% 12/15/16	2,430,000	2,083,725
10.75% 8/1/16	8,184,000	7,866,870
11% 8/1/16 pay-in-kind (j)	3,040,000	2,941,200
11.25% 3/1/21	8,530,000	9,159,088
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)	3,020,000	2,880,325
4.625% 5/15/23 (f)	3,020,000	2,770,850
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,565,000	8,650,650
Univision Communications, Inc. 6.875% 5/15/19 (f)	10,760,000	11,593,900
		59,191,578
Building Materials - 4.3%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	3,065,000	3,103,313
Associated Materials LLC 9.125% 11/1/17	40,142,000	42,801,408
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	5,693,000	5,764,163
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	8,107,313
Building Materials Holding Corp. 9% 9/15/18 (f)	5,000,000	5,250,000
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	28,510,000	32,216,300
CEMEX Finance LLC 9.375% 10/12/22 (f)	31,705,000	35,509,600
CEMEX SA de CV:
5.2481% 9/30/15 (f)(j)	51,910,000	53,207,750
5.875% 3/25/19 (f)	6,260,000	6,134,800
7.25% 1/15/21 (f)	39,590,000	40,480,775
9% 1/11/18 (f)	28,880,000	31,407,000
CPG Merger Sub LLC 8% 10/1/21 (f)	14,315,000	14,816,025
Gibraltar Industries, Inc. 6.25% 2/1/21	915,000	947,025
HD Supply, Inc.:
7.5% 7/15/20 (f)	17,965,000	18,953,075
11.5% 7/15/20	32,205,000	38,847,281
Headwaters, Inc. 7.625% 4/1/19	29,216,000	31,115,040
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	2,455,000	2,688,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Masco Corp. 5.95% 3/15/22	$ 17,870,000	$ 18,942,200
Masonite International Corp. 8.25% 4/15/21 (f)	3,975,000	4,372,500
Ply Gem Industries, Inc.:
8.25% 2/15/18	32,309,000	34,570,630
9.375% 4/15/17	2,687,000	2,881,808
USG Corp.:
5.875% 11/1/21 (f)	6,985,000	7,124,700
7.875% 3/30/20 (f)	9,590,000	10,549,000
8.375% 10/15/18 (f)	12,260,000	13,332,750
		463,122,681
Cable TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,660,000	11,773,800
5.25% 3/15/21 (f)	10,630,000	10,257,950
5.75% 9/1/23 (f)	7,595,000	7,224,744
5.75% 1/15/24	25,505,000	24,165,988
6.5% 4/30/21	39,860,000	41,454,400
6.625% 1/31/22	16,840,000	17,429,400
7% 1/15/19	28,461,000	30,168,660
7.375% 6/1/20	11,590,000	12,662,075
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	24,680,000	25,605,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	15,000,000	14,550,000
Cogeco Cable, Inc. 4.875% 5/1/20 (f)	5,625,000	5,512,500
CSC Holdings LLC:
6.75% 11/15/21	1,880,000	2,049,200
8.625% 2/15/19	3,438,000	4,065,435
DISH DBS Corp.:
5% 3/15/23	10,965,000	10,485,281
5.125% 5/1/20	5,585,000	5,654,813
5.875% 7/15/22	7,260,000	7,432,425
6.75% 6/1/21	14,930,000	16,161,725
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,189,255
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	14,970,000	16,616,700
Lynx I Corp. 5.375% 4/15/21 (f)	6,285,000	6,316,425
Lynx II Corp. 6.375% 4/15/23 (f)	4,445,000	4,556,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	$ 3,495,000	$ 3,529,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	10,655,000	10,521,813
7.5% 3/15/19 (f)	2,795,000	3,032,575
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	45,612,140
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,462,113
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,314,150
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	6,881,700
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	12,090,000	12,694,500
		387,381,342
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	7,350,000	7,781,813
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,041,520
Coleman Cable, Inc. 9% 2/15/18	15,926,000	16,921,375
General Cable Corp. 5.75% 10/1/22 (f)	17,890,000	17,800,550
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	19,524,000	19,865,670
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	27,805,000	28,500,125
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	19,225,000	20,618,813
		114,529,866
Chemicals - 3.5%
Celanese U.S. Holdings LLC:
5.875% 6/15/21	5,630,000	6,024,100
6.625% 10/15/18	6,220,000	6,709,825
Chemtura Corp. 5.75% 7/15/21	5,410,000	5,477,625
Hexion U.S. Finance Corp. 6.625% 4/15/20	52,990,000	53,784,850
Huntsman International LLC 4.875% 11/15/20	9,635,000	9,586,825
INEOS Finance PLC:
7.5% 5/1/20 (f)	12,935,000	14,131,488
8.375% 2/15/19 (f)	5,870,000	6,545,050
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	6,141,088
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,060,780
LSB Industries, Inc. 7.75% 8/1/19 (f)	3,905,000	4,129,538
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	28,751,000	30,404,183
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(j)	$ 9,190,000	$ 9,580,575
PolyOne Corp. 5.25% 3/15/23	9,385,000	9,326,344
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	27,420,000	26,597,400
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,094,275
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,894,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	104,445,000	104,183,888
Tronox Finance LLC 6.375% 8/15/20	58,495,000	59,664,900
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,700,000	4,993,750
		381,330,734
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (f)	5,765,000	5,505,575
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,287,513
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	2,545,000	2,405,025
Libbey Glass, Inc. 6.875% 5/15/20	5,122,000	5,506,150
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	2,750,000	2,921,875
6.625% 11/15/22 (f)	3,250,000	3,469,375
Tempur Sealy International, Inc. 6.875% 12/15/20	5,025,000	5,364,188
Wolverine World Wide, Inc. 6.125% 10/15/20	5,085,000	5,415,525
		33,875,226
Containers - 3.5%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	22,562,000	24,310,555
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)	9,893,000	9,719,873
7% 11/15/20 (f)	23,890,000	23,770,550
9.125% 10/15/20 (f)	29,894,000	32,061,315
Ball Corp. 4% 11/15/23	21,995,000	20,262,894
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)	11,619,000	11,845,086
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,095,000	4,422,600
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,073,180
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	8,795,000	8,245,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Graphic Packaging International, Inc.:
4.75% 4/15/21	$ 3,120,000	$ 3,081,000
7.875% 10/1/18	2,726,000	2,964,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,262,813
6.875% 2/15/21	30,266,000	32,838,610
7.875% 8/15/19	10,205,000	11,276,525
8.25% 2/15/21	30,869,000	32,103,760
9% 4/15/19	10,846,000	11,605,220
9.875% 8/15/19	45,310,000	50,124,188
Sealed Air Corp.:
5.25% 4/1/23 (f)	13,170,000	12,906,600
6.5% 12/1/20 (f)	14,685,000	15,951,581
8.125% 9/15/19 (f)	16,295,000	18,372,613
8.375% 9/15/21 (f)	18,235,000	20,879,075
		377,077,876
Diversified Financial Services - 5.1%
Aircastle Ltd.:
6.25% 12/1/19	11,280,000	12,013,200
7.625% 4/15/20	3,080,000	3,449,600
9.75% 8/1/18	11,849,000	13,093,145
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,888,156
5% 5/15/17	33,275,000	35,770,625
5% 8/15/22	9,475,000	9,593,438
5.25% 3/15/18	23,120,000	24,998,500
5.375% 5/15/20	20,560,000	22,024,900
5.5% 2/15/19 (f)	11,890,000	12,870,925
6.625% 4/1/18 (f)	3,000,000	3,401,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	21,249,000	22,284,889
International Lease Finance Corp.:
2.2044% 6/15/16 (j)	5,000,000	5,025,000
4.625% 4/15/21	4,795,000	4,657,173
5.75% 5/15/16	14,235,000	15,213,656
6.25% 5/15/19	28,035,000	30,558,150
6.625% 11/15/13	19,195,000	19,218,994
7.125% 9/1/18 (f)	29,553,000	34,022,891
8.25% 12/15/20	17,186,000	20,300,963
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 9/15/15	$ 55,155,000	$ 61,359,938
8.625% 1/15/22	9,920,000	12,003,200
8.75% 3/15/17	39,296,000	46,172,800
8.875% 9/1/17	27,430,000	32,538,838
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	5,330,000	5,476,575
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	27,405,000	28,055,869
SLM Corp.:
5.5% 1/25/23	9,590,000	9,158,450
6% 1/25/17	15,240,000	16,573,500
7.25% 1/25/22	7,690,000	8,228,300
8% 3/25/20	22,883,000	26,143,828
8.45% 6/15/18	10,520,000	12,282,100
		555,378,853
Diversified Media - 0.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	6,195,000	6,442,800
6.5% 11/15/22	17,855,000	18,747,750
7.625% 3/15/20	13,755,000	14,545,913
7.625% 3/15/20	25,420,000	27,135,850
Lamar Media Corp. 5.875% 2/1/22	5,590,000	5,771,675
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,579,900
7.75% 10/15/18	9,435,000	10,284,150
Quebecor Media, Inc. 5.75% 1/15/23	6,910,000	6,685,425
WMG Acquisition Corp. 6% 1/15/21 (f)	3,294,000	3,458,700
		101,652,163
Electric Utilities - 4.3%
Atlantic Power Corp. 9% 11/15/18	29,930,000	30,378,950
Calpine Corp.:
6% 1/15/22 (f)	10,745,000	11,147,938
7.5% 2/15/21 (f)	48,240,000	52,099,200
7.875% 1/15/23 (f)	14,575,000	15,850,313
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	2,062,000	2,165,100
11% 10/1/21	6,511,000	7,145,823
12.25% 3/1/22 (f)	25,485,000	29,307,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 34,939,000	$ 40,179,850
9.875% 10/15/20	36,232,000	40,579,840
InterGen NV 7% 6/30/23 (f)	52,500,000	54,206,250
Mirant Americas Generation LLC:
8.5% 10/1/21	38,317,000	41,861,323
9.125% 5/1/31	14,621,000	15,644,470
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,825,550
7.875% 5/15/21	6,125,000	6,768,125
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,647,313
Puget Energy, Inc.:
5.625% 7/15/22	7,350,000	7,929,040
6% 9/1/21	12,615,000	13,813,274
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	16,029,130
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,296,553	1,361,381
The AES Corp.:
4.875% 5/15/23	27,190,000	26,034,425
7.375% 7/1/21	30,835,000	34,920,638
8% 10/15/17	1,188,000	1,398,870
8% 6/1/20	2,000,000	2,335,000
		467,629,553
Energy - 9.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	16,365,000	16,283,175
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,474,600
7% 5/20/22	12,725,000	13,743,000
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,758,400
6.5% 5/20/21	2,007,000	2,147,490
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)(h)	14,075,000	14,303,719
7.25% 8/1/19	16,240,000	17,417,400
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)	20,470,000	19,241,800
5.875% 8/1/23 (f)	10,365,000	10,183,613
6.625% 10/1/20	5,285,000	5,549,250
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,229,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.:
3.25% 3/15/16	$ 17,300,000	$ 17,516,250
5.375% 6/15/21	20,855,000	21,689,200
5.75% 3/15/23	11,040,000	11,702,400
6.125% 2/15/21	11,135,000	12,164,988
6.625% 8/15/20	14,290,000	16,111,975
6.875% 11/15/20	8,215,000	9,282,950
9.5% 2/15/15	16,486,000	18,113,993
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	2,000,000	2,145,000
6.125% 7/15/22	10,715,000	11,491,838
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	6,295,000	6,594,013
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)	12,180,000	12,454,050
Continental Resources, Inc.:
5% 9/15/22	3,400,000	3,540,250
7.125% 4/1/21	2,445,000	2,738,400
7.375% 10/1/20	3,587,000	3,995,021
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)(h)	8,580,000	8,773,050
7.75% 4/1/19	21,505,000	23,171,638
Denbury Resources, Inc. 8.25% 2/15/20	4,907,000	5,397,700
Edgen Murray Corp. 8.75% 11/1/20 (f)	21,165,000	24,445,575
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	9,480,000	9,480,000
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	41,868,750
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,560,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	11,862,625
9.375% 5/1/20	17,220,000	19,889,100
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	19,651,000	20,584,423
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	15,740,000	15,936,750
6.75% 1/15/22 (f)(h)	6,190,000	6,313,800
Forest Oil Corp.:
7.25% 6/15/19	13,767,000	13,904,670
7.5% 9/15/20	3,040,000	3,017,200
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	6,265,000	6,531,263
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Gibson Energy, Inc. 6.75% 7/15/21 (f)	$ 5,000,000	$ 5,287,500
Gulfmark Offshore, Inc. 6.375% 3/15/22	9,185,000	9,253,888
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,494,100
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	15,650,000	16,002,125
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)	9,540,000	9,540,000
5.625% 11/15/23 (f)	15,195,000	15,195,000
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	3,895,000	3,992,375
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	47,045,000	46,927,388
6.5% 5/15/19	12,850,000	12,817,875
8.625% 4/15/20	20,673,000	22,016,745
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,635,000	4,797,225
6.25% 6/15/22	13,147,000	14,264,495
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,700,000	2,754,000
Offshore Group Investment Ltd.:
7.125% 4/1/23	25,585,000	26,032,738
7.5% 11/1/19	37,555,000	40,841,063
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,343,350
Pacific Drilling SA 5.375% 6/1/20 (f)	5,770,000	5,813,275
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	10,330,000	10,355,825
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,698,900
Plains Exploration & Production Co. 6.625% 5/1/21	13,000,000	14,176,890
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	8,660,000	8,010,500
5.5% 4/15/23	11,430,000	11,401,425
6.875% 12/1/18	7,529,000	8,131,320
Rosetta Resources, Inc. 5.625% 5/1/21	9,325,000	9,418,250
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	8,475,000	8,559,750
Samson Investment Co. 10.25% 2/15/20 (f)	36,665,000	39,598,200
SemGroup Corp. 7.5% 6/15/21 (f)	12,520,000	13,114,700
SESI LLC 6.375% 5/1/19	15,160,000	16,069,600
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,752,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	$ 15,998,000	$ 17,237,845
7.5% 10/1/18	8,714,000	9,356,658
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	12,200,000	11,407,000
5.25% 5/1/23	21,125,000	21,125,000
6.375% 8/1/22	5,058,000	5,386,770
6.875% 2/1/21	9,907,000	10,674,793
7.875% 10/15/18	7,826,000	8,491,210
Tesoro Corp.:
4.25% 10/1/17	5,885,000	6,105,688
5.375% 10/1/22	3,510,000	3,474,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	11,620,000	12,026,700
WPX Energy, Inc.:
5.25% 1/15/17	9,345,000	9,975,788
6% 1/15/22	3,555,000	3,732,750
		1,020,265,161
Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. 4.875% 6/1/23	5,170,000	4,924,425
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)	4,615,000	4,707,300
4.875% 11/1/20 (f)	12,065,000	12,155,488
		21,787,213
Environmental - 1.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	12,575,000	13,203,750
Clean Harbors, Inc.:
5.125% 6/1/21	5,870,000	5,950,713
5.25% 8/1/20	7,930,000	8,148,075
Covanta Holding Corp.:
6.375% 10/1/22	10,324,000	10,668,729
7.25% 12/1/20	12,118,000	13,108,828
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	5,170,000	5,415,575
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.:
8% 11/15/18 (f)	$ 37,370,000	$ 38,864,800
9.75% 11/1/19 (f)	14,905,000	14,606,900
		109,967,370
Food & Drug Retail - 1.9%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (f)(j)	11,615,000	11,992,488
JBS Investments GmbH 7.75% 10/28/20 (f)	27,355,000	28,209,844
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	4,585,000	4,676,700
Rite Aid Corp.:
6.75% 6/15/21	88,495,000	93,583,463
7.7% 2/15/27	4,550,000	4,663,750
9.25% 3/15/20	24,435,000	28,222,425
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	6,005,000	6,275,225
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	12,440,000	12,875,400
Tops Markets LLC 8.875% 12/15/17 (f)	11,275,000	12,402,500
		202,901,795
Food/Beverage/Tobacco - 2.5%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	39,160,000	42,978,100
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	20,197,000	21,560,298
Constellation Brands, Inc. 3.75% 5/1/21	4,820,000	4,621,175
Dean Foods Co. 7% 6/1/16	3,415,000	3,799,188
DS Waters of America, Inc. 10% 9/1/21 (f)	8,205,000	8,533,200
ESAL GmbH 6.25% 2/5/23 (f)	38,845,000	35,348,950
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	3,270,000	3,539,775
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	1,935,938
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,175,600
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	11,590,000	11,213,325
JBS Finance II Ltd. 8.25% 1/29/18 (f)	20,275,000	21,238,063
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	7,649,000	7,859,348
7.25% 6/1/21 (f)	25,690,000	26,332,250
8.25% 2/1/20 (f)	42,753,000	45,852,593
Post Holdings, Inc.:
7.375% 2/15/22	3,045,000	3,246,731
7.375% 2/15/22 (f)	3,300,000	3,518,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	$ 2,520,000	$ 2,664,900
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	9,888,238
		265,306,297
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,806,938
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	2,475,000	2,697,750
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	38,215,000	35,301,106
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	21,145,000	19,823,438
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	5,895,000	5,983,425
Graton Economic Development Authority 9.625% 9/1/19 (f)	6,555,000	7,325,213
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,168,528
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,474,700
MGM Mirage, Inc.:
7.625% 1/15/17	7,781,000	8,775,801
7.75% 3/15/22	8,795,000	9,960,338
8.625% 2/1/19	33,710,000	39,567,113
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,500,000
PNK Finance Corp. 6.375% 8/1/21 (f)	21,120,000	22,176,000
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	5,765,000	5,649,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	40,575,000	41,743,966
		233,954,016
Healthcare - 7.4%
Alere, Inc.:
6.5% 6/15/20	32,700,000	33,517,500
7.25% 7/1/18	9,950,000	10,920,125
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (f)	3,935,000	4,033,375
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	10,062,000
7.125% 7/15/20	10,750,000	11,314,375
8% 11/15/19	96,623,000	104,715,109
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,286,749
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	23,925,758
Endo Health Solutions, Inc. 7% 12/15/20	4,918,000	5,243,818
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (f)	$ 4,395,000	$ 4,933,388
Grifols, Inc. 8.25% 2/1/18	2,505,000	2,689,744
HCA Holdings, Inc.:
6.25% 2/15/21	18,100,000	19,005,000
7.75% 5/15/21	66,432,000	72,743,040
HCA, Inc.:
5.875% 3/15/22	3,715,000	3,910,038
5.875% 5/1/23	7,490,000	7,546,175
6.5% 2/15/20	35,070,000	39,015,375
7.25% 9/15/20	11,344,000	12,435,860
7.5% 11/6/33	2,199,000	2,209,995
7.875% 2/15/20	14,144,000	15,346,240
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (f)	12,035,000	12,441,181
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	4,765,000	5,050,900
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,761,600
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	7,420,000	7,865,200
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	3,375,000	3,788,438
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	4,246,250
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	2,400,000	1,416,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	26,245,000	26,901,125
6.75% 10/15/22	25,361,000	27,770,295
7.5% 2/15/20	8,934,000	9,782,730
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	5,130,000	5,335,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	15,894,150
8.125% 11/1/18	12,143,000	13,175,155
Select Medical Corp. 6.375% 6/1/21	5,765,000	5,563,225
Service Corp. International 4.5% 11/15/20	5,510,000	5,386,025
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,664,650
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)	42,420,000	40,723,200
4.5% 4/1/21	4,000,000	3,880,000
4.75% 6/1/20	7,795,000	7,736,538
6% 10/1/20 (f)	10,870,000	11,495,025
6.25% 11/1/18	12,130,000	13,282,350
6.75% 2/1/20	8,375,000	8,668,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
8.125% 4/1/22 (f)	$ 23,840,000	$ 26,104,800
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)	23,271,000	24,783,615
6.875% 12/1/18 (f)	40,495,000	43,279,031
7% 10/1/20 (f)	7,255,000	7,817,263
7.25% 7/15/22 (f)	11,781,000	12,811,838
7.5% 7/15/21 (f)	20,345,000	22,582,950
VPI Escrow Corp. 6.375% 10/15/20 (f)	36,640,000	39,113,200
		808,173,723
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	8,180,000	8,118,650
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	21,020,000	21,650,600
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,450,000	10,182,375
iStar Financial, Inc.:
3.875% 7/1/16	6,695,000	6,812,163
4.875% 7/1/18	5,765,000	5,649,700
KB Home:
7.25% 6/15/18	2,985,000	3,253,650
8% 3/15/20	7,135,000	7,848,500
Realogy Corp.:
7.625% 1/15/20 (f)	8,135,000	9,070,525
7.875% 2/15/19 (f)	4,602,000	5,027,685
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	13,580,000	13,580,000
Ryland Group, Inc. 5.375% 10/1/22	1,760,000	1,707,200
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	23,741,720
8.375% 1/15/21	14,434,000	16,563,015
William Lyon Homes, Inc.:
8.5% 11/15/20	5,765,000	6,168,550
8.5% 11/15/20 (f)	5,570,000	5,959,900
		145,334,233
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	13,760,000	13,553,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
FelCor Lodging LP: - continued
6.75% 6/1/19	$ 29,550,000	$ 31,470,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	20,580,000	21,145,950
		66,170,300
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	44,585,000	46,034,013
Leisure - 0.3%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	21,005,000	20,689,925
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	10,626,000	8,646,908
Royal Caribbean Cruises Ltd. 7.25% 6/15/16	1,253,000	1,412,758
		30,749,591
Metals/Mining - 1.9%
Alpha Natural Resources, Inc.:
6% 6/1/19	24,460,000	21,035,600
6.25% 6/1/21	16,665,000	14,123,588
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	2,900,300
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	7,165,000	7,397,863
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)	9,125,000	9,353,125
Calcipar SA 6.875% 5/1/18 (f)	3,020,000	3,171,000
CONSOL Energy, Inc.:
8% 4/1/17	19,945,000	21,141,700
8.25% 4/1/20	27,420,000	29,990,625
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,517,275
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,672,325
7% 11/1/15 (f)	20,089,000	20,842,338
8.25% 11/1/19 (f)	16,985,000	18,853,350
Peabody Energy Corp. 6% 11/15/18	12,705,000	13,403,775
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,422,350
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	5,990,000	6,184,675
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,080,000
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	7,250,100
Walter Energy, Inc. 8.5% 4/15/21 (f)	10,720,000	9,085,200
		204,425,189
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	$ 56,458,756	$ 6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,181,125
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	4,657,700
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	33,225,775
		42,064,606
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)	2,560,000	2,764,800
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,270,863
Landry's Acquisition Co. 9.375% 5/1/20 (f)	11,195,000	12,118,588
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	8,445,000	8,930,588
Roadhouse Financing, Inc. 10.75% 10/15/17	6,086,000	5,355,680
		46,675,719
Services - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	5,490,000	5,888,025
Air Lease Corp.:
4.75% 3/1/20	2,645,000	2,678,063
5.625% 4/1/17 (d)	12,295,000	13,401,550
APX Group, Inc.:
6.375% 12/1/19	35,235,000	35,102,869
8.75% 12/1/20	3,785,000	3,879,625
ARAMARK Corp. 5.75% 3/15/20 (f)	11,070,000	11,595,825
Audatex North America, Inc.:
6% 6/15/21 (f)(h)	5,015,000	5,177,988
6.125% 11/1/23 (f)(h)	3,355,000	3,405,325
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7642% 5/15/14 (j)	3,565,000	3,565,036
5.5% 4/1/23	3,700,000	3,626,000
Corrections Corp. of America:
4.125% 4/1/20	12,865,000	12,575,538
4.625% 5/1/23	9,230,000	8,906,950
Hertz Corp.:
5.875% 10/15/20	8,640,000	9,093,600
6.25% 10/15/22	7,840,000	8,212,400
Laureate Education, Inc. 9.25% 9/1/19 (f)	28,420,000	31,262,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	9,640,000	10,122,000
The Geo Group, Inc.:
5.125% 4/1/23	3,810,000	3,571,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
The Geo Group, Inc.: - continued
6.625% 2/15/21	$ 1,697,000	$ 1,796,699
TMS International Corp. 7.625% 10/15/21 (f)	2,430,000	2,539,350
United Rentals North America, Inc. 5.75% 7/15/18	5,895,000	6,322,388
		182,723,106
Shipping - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	6,354,850
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	10,135,000	10,768,438
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (f)(h)	13,020,000	13,150,200
8.625% 11/1/17	37,907,000	39,745,490
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	26,286,000	26,680,290
8.875% 11/1/17	16,817,000	17,594,786
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	5,695,000	6,164,838
Teekay Corp. 8.5% 1/15/20	9,015,000	9,803,813
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (f)	8,470,000	9,062,900
8.875% 6/15/21 (f)	3,045,000	3,239,119
		142,564,724
Steel - 0.8%
Commercial Metals Co. 4.875% 5/15/23	15,780,000	14,991,000
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	56,772,000	56,417,175
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	5,420,000	5,663,900
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,284,960
		85,357,035
Super Retail - 2.2%
Asbury Automotive Group, Inc. 8.375% 11/15/20	2,572,000	2,861,350
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(j)	8,565,000	8,618,531
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	9,785,000	9,858,388
7.75% 6/1/20 (f)	25,662,000	25,533,690
8.875% 3/15/19	2,305,000	2,506,688
9% 3/15/19 (f)	46,735,000	52,226,363
CST Brands, Inc. 5% 5/1/23 (f)	2,800,000	2,709,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Limited Brands, Inc.:
6.625% 4/1/21	$ 15,395,000	$ 16,934,500
7% 5/1/20	3,907,000	4,424,678
Office Depot, Inc. 9.75% 3/15/19 (f)	5,835,000	6,797,775
Sally Holdings LLC:
5.5% 11/1/23	5,205,000	5,257,050
6.875% 11/15/19	6,960,000	7,690,800
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	68,350,000	72,792,750
Sonic Automotive, Inc. 5% 5/15/23	6,640,000	6,175,200
The Bon-Ton Department Stores, Inc. 8% 6/15/21	15,600,000	14,703,000
		239,089,763
Technology - 4.8%
ADT Corp. 6.25% 10/15/21 (f)	10,910,000	11,578,238
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(j)	14,580,000	14,908,050
Avaya, Inc.:
7% 4/1/19 (f)	41,645,000	39,770,975
9% 4/1/19 (f)	10,315,000	10,366,575
10.5% 3/1/21 (f)	88,534,800	77,025,276
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	46,295,000	48,956,963
BMC Software, Inc. 7.25% 6/1/18	6,160,000	6,375,600
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,319,000	5,824,305
8.5% 4/1/19	25,775,000	28,545,813
Ceridian Corp. 8.875% 7/15/19 (f)	4,185,000	4,844,138
CommScope, Inc. 8.25% 1/15/19 (f)	4,843,000	5,315,193
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	17,265,000	17,006,025
First Data Corp.:
6.75% 11/1/20 (f)	13,420,000	14,208,425
7.375% 6/15/19 (f)	22,120,000	23,806,650
8.25% 1/15/21 (f)	6,738,000	7,175,970
8.75% 1/15/22 pay-in-kind (f)(j)	6,321,000	6,747,668
10.625% 6/15/21 (f)	6,770,000	7,269,288
12.625% 1/15/21	8,833,000	10,191,074
Freescale Semiconductor, Inc.:
6% 1/15/22 (f)	6,080,000	6,148,400
9.25% 4/15/18 (f)	9,557,000	10,333,506
Infor U.S., Inc. 9.375% 4/1/19	5,320,000	6,011,600
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	1,950,080
Nuance Communications, Inc. 5.375% 8/15/20 (f)	21,695,000	21,532,288
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	$ 11,335,000	$ 11,363,338
5.75% 3/15/23 (f)	2,855,000	2,940,650
Radio Systems Corp. 8.375% 11/1/19 (f)	5,025,000	5,552,625
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	21,319,063
Sensata Technologies BV 4.875% 10/15/23 (f)	5,010,000	4,859,700
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,497,735
Spansion LLC 7.875% 11/15/17	7,092,000	7,322,490
SunGard Data Systems, Inc. 6.625% 11/1/19	13,865,000	14,488,925
VeriSign, Inc. 4.625% 5/1/23	8,930,000	8,695,588
Viasystems, Inc. 7.875% 5/1/19 (f)	11,460,000	12,204,900
WEX, Inc. 4.75% 2/1/23 (f)	4,975,000	4,626,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	31,816,000	35,156,680
		515,920,544
Telecommunications - 8.4%
Altice Financing SA 7.875% 12/15/19 (f)	6,080,000	6,584,640
Altice Finco SA 9.875% 12/15/20 (f)	16,505,000	18,444,338
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,980,998
Cricket Communications, Inc. 7.75% 10/15/20	8,760,000	10,008,300
Crown Castle International Corp. 5.25% 1/15/23	11,130,000	11,018,700
Digicel Group Ltd.:
6% 4/15/21 (f)	45,135,000	44,345,138
8.25% 9/1/17 (f)	2,177,000	2,264,080
10.5% 4/15/18 (f)	5,028,000	5,430,240
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	12,090,000	11,697,075
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,989,688
Frontier Communications Corp. 8.5% 4/15/20	17,180,000	19,628,150
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	46,305,000	44,684,325
6.625% 12/15/22 (f)	36,410,000	37,138,200
7.25% 4/1/19	16,520,000	17,800,300
7.5% 4/1/21	25,120,000	27,380,800
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	8,650,000	9,104,125
7.75% 6/1/21 (f)	94,050,000	99,222,750
Level 3 Communications, Inc. 8.875% 6/1/19	6,100,000	6,656,625
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)(h)	13,460,000	13,695,550
7% 6/1/20	8,475,000	9,025,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	$ 16,650,000	$ 17,420,063
6.625% 11/15/20	14,495,000	15,328,463
6.625% 4/1/23 (f)	17,650,000	18,466,313
Millicom International Cellular SA 4.75% 5/22/20 (f)	5,910,000	5,555,400
NeuStar, Inc. 4.5% 1/15/23	6,430,000	5,851,300
NII Capital Corp. 7.625% 4/1/21	1,630,000	945,400
SBA Communications Corp. 5.625% 10/1/19	5,595,000	5,755,856
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	5,656,300
6.9% 5/1/19	62,148,000	66,964,470
8.75% 3/15/32	3,616,000	3,941,440
Sprint Communications, Inc.:
6% 12/1/16	18,743,000	20,237,754
6% 11/15/22	22,120,000	21,788,200
8.375% 8/15/17	6,756,000	7,820,070
9% 11/15/18 (f)	6,060,000	7,347,750
Sprint Corp.:
7.25% 9/15/21 (f)	48,070,000	51,795,425
7.875% 9/15/23 (f)	22,945,000	24,895,325
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)	8,840,000	9,182,550
6.464% 4/28/19	30,455,000	32,282,300
6.542% 4/28/20	15,230,000	16,143,800
6.633% 4/28/21	12,825,000	13,562,438
6.836% 4/28/23	3,690,000	3,902,175
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	16,307,225
TW Telecom Holdings, Inc. 5.375% 10/1/22 (f)	5,000,000	4,987,500
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,463,650
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,609,000	8,008,473
11.75% 7/15/17 (f)	36,183,000	38,444,438
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)	69,138,894	67,855,023
		908,008,998
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	12,075,000	11,954,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Hanesbrands, Inc. 6.375% 12/15/20	$ 29,117,000	$ 31,591,945
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)	3,050,000	3,065,250
		46,611,445
TOTAL NONCONVERTIBLE BONDS		8,756,461,953
TOTAL CORPORATE BONDS (Cost $8,422,138,080)		8,792,207,624
Common Stocks - 1.0%
	Shares
Automotive - 0.4%
Delphi Automotive PLC	622,362	35,599,106
General Motors Co.:
warrants 7/10/16 (a)	177,998	4,948,344
warrants 7/10/19 (a)	177,998	3,485,201
Motors Liquidation Co. GUC Trust (a)	49,155	1,784,327
		45,816,978
Banks & Thrifts - 0.1%
CIT Group, Inc.	111,200	5,355,392
Building Materials - 0.2%
Nortek, Inc. (a)	285,390	20,025,816
Nortek, Inc. warrants 12/7/14 (a)	10,000	240,000
		20,265,816
Capital Goods - 0.0%
Remy International, Inc.	33,400	735,802
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,765,244
Metals/Mining - 0.0%
Aleris International, Inc. (a)(l)	46,900	1,509,594
Paper - 0.1%
NewPage Corp. (i)	120,227	10,219,295
Common Stocks - continued
	Shares	Value
Shipping - 0.2%
DeepOcean Group Holding BV (a)(f)	419,352	$ 11,854,391
Navios Maritime Holdings, Inc.	771,100	5,459,388
		17,313,779
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)	520,065	4,753,394
TOTAL COMMON STOCKS (Cost $91,084,699)		108,735,294
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.5%
Bank of America Corp. Series L, 7.25%	22,300	24,028,250
Huntington Bancshares, Inc. 8.50%	18,781	24,020,899
Wells Fargo & Co. 7.50%	2,900	3,303,100
		51,352,249
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,693,920
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	19,687,500
TOTAL CONVERTIBLE PREFERRED STOCKS		75,733,669
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	48,654	46,464,570
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,634,300	43,897,298
TOTAL NONCONVERTIBLE PREFERRED STOCKS		90,361,868
TOTAL PREFERRED STOCKS (Cost $151,066,724)		166,095,537
Bank Loan Obligations - 9.5%
	Principal Amount	Value
Automotive - 0.2%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (j)	$ 1,216,950	$ 1,229,120
Federal-Mogul Corp.:
Tranche B, term loan 2.1175% 12/27/14 (j)	13,804,151	13,666,109
Tranche C, term loan 2.1175% 12/27/15 (j)	8,145,431	8,063,977
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (j)	2,711,392	2,738,506
		25,697,712
Cable TV - 0.8%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (j)	40,549,167	40,549,167
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (j)	8,049,825	7,989,451
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (j)	13,563,369	13,620,606
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 4.25% 7/17/17 (j)	11,477,325	11,527,538
Tranche B, term loan 4.75% 4/1/19 (j)	15,411,615	15,565,731
		89,252,493
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (j)	34,890,000	34,890,000
Rexnord LLC Tranche B, term loan 4% 8/21/20 (j)	27,715,000	27,437,850
SRAM LLC. Tranche B, term loan 4% 4/4/20 (j)	9,755,403	9,657,849
		71,985,699
Chemicals - 0.4%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (j)	10,413,900	10,544,074
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (j)	5,703,472	5,724,860
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (j)	2,049,863	2,054,987
OXEA Finance LLC Tranche B 1LN, term loan 4.25% 1/15/20 (j)	13,930,000	13,947,413
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (j)	1,170,000	1,181,700
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (j)	5,288,425	5,341,309
		38,794,343
Bank Loan Obligations - continued
	Principal Amount	Value
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (j)	$ 10,665,915	$ 10,665,915
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.168% 4/3/15 (j)	6,828,171	6,826,806
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	14,947,991	15,097,471
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (j)	9,407,725	9,478,283
		24,575,754
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (j)	6,715,000	6,698,213
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (j)	25,286,625	24,749,284
Tranche B 2LN, term loan 3.25% 1/31/22 (j)	3,411,450	3,364,543
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (j)	2,254,350	2,265,622
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)	10,110,926	10,186,757
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (j)	5,070,000	5,108,025
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (j)	8,634,750	8,613,163
		54,287,394
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (j)	10,000,000	10,225,000
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (j)	24,575,000	24,943,625
Tranche B 1LN, term loan 3.875% 9/30/18 (j)	2,720,000	2,740,400
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (j)	10,695,550	10,735,658
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (j)	2,069,813	2,082,749
		50,727,432
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (j)	7,532,150	7,532,150
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (j)	3,806,238	3,830,026
Bank Loan Obligations - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
BRE Select Hotels Corp. REL 7.132% 5/9/18 (j)	$ 15,160,000	$ 15,160,000
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (j)	1,010,000	1,033,988
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (j)	1,888,489	1,890,850
		18,084,838
Food/Beverage/Tobacco - 0.2%
Arysta Lifescience SPC LLC Tranche B 1LN, term loan 4.5% 5/29/20 (j)	3,591,000	3,599,978
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (j)	5,175,888	5,169,418
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (j)	9,135,000	9,283,444
		18,052,840
Gaming - 0.1%
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (j)	5,150,000	5,195,320
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (j)	5,086,563	5,086,563
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (j)	2,488,763	2,485,652
		12,767,535
Healthcare - 0.4%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (j)	2,869,649	2,880,410
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (j)	5,424,289	5,532,775
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (j)	8,250,573	8,281,513
HCA, Inc.:
Tranche B 4LN, term loan 2.918% 5/1/18 (j)	12,670,000	12,686,471
Tranche B 5LN, term loan 2.9981% 3/31/17 (j)	14,285,000	14,320,713
		43,701,882
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)	1,660,386	1,660,386
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (j)	32,437,000	32,761,370
		34,421,756
Hotels - 0.4%
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 4.25% 6/27/20 (j)	2,835,000	2,859,806
Bank Loan Obligations - continued
	Principal Amount	Value
Hotels - continued
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (j)	$ 33,070,000	$ 33,276,688
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (j)	1,325,000	1,339,906
		37,476,400
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (j)	11,355,000	11,440,163
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (j)	11,940,000	11,432,550
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (j)	1,920,000	1,936,800
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (j)	66,547,800	66,630,985
		80,000,335
Services - 0.2%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (j)	4,085,000	4,085,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)	8,879,758	8,924,156
ServiceMaster Co. term loan 4.25% 1/31/17 (j)	9,101,225	8,964,707
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (j)	515,000	515,000
		22,488,863
Super Retail - 0.8%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (j)	9,637,175	9,649,703
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (j)	13,575,975	13,151,726
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (j)	48,705,000	48,705,000
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (j)	19,036,495	19,155,473
		90,661,902
Technology - 2.3%
Avaya, Inc. Tranche B 3LN, term loan 4.7621% 10/26/17 (j)	22,757,727	20,994,003
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (j)	50,305,000	50,870,931
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (j)	$ 51,363,024	$ 51,170,412
First Data Corp. term loan:
4.17% 3/24/17 (j)	14,430,000	14,430,000
4.17% 3/24/18 (j)	69,190,336	69,363,312
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (j)	29,686,013	29,389,152
NXP BV Tranche C, term loan 4.75% 1/11/20 (j)	3,649,987	3,686,487
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9243% 2/28/17 (j)	2,677,278	2,677,278
Tranche E, term loan 4% 3/8/20 (j)	8,666,450	8,742,281
		251,323,856
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (j)(k)	1,430,000	1,433,575
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (j)	7,040,026	7,031,578
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (j)	4,625,000	4,648,125
		13,113,278
TOTAL BANK LOAN OBLIGATIONS (Cost $1,013,244,815)		1,024,407,585
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp.:
5.2% (g)(j)	5,000,000	4,635,133
8.125% (g)(j)	8,657,000	9,934,202
TOTAL PREFERRED SECURITIES (Cost $13,592,073)		14,569,335
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $621,528,465)	621,528,465	621,528,465
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $3,045,000)	$ 3,045,008	$ 3,045,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $10,315,699,856)		10,730,588,840
NET OTHER ASSETS (LIABILITIES) - 1.0%		112,161,524
NET ASSETS - 100%		$ 10,842,750,364
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,059,399,791 or 37.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security sold on a delayed delivery basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $144,949 and $145,312, respectively. The coupon rate will be determined at time of settlement.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,045,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 851,385
Merrill Lynch, Pierce, Fenner & Smith, Inc.	593,010
UBS Securities LLC	1,600,605
$ 3,045,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 342,233
Fidelity Securities Lending Cash Central Fund	3
Total	$ 342,236
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 7,020,878	$ -	$ -	$ -	$ 4,753,394
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,552,780	$ 46,552,780	$ -	$ -
Energy	22,452,744	2,765,244	19,687,500	-
Financials	147,069,509	100,604,939	46,464,570	-
Industrials	37,579,595	25,725,204	-	11,854,391
Materials	11,728,889	-	-	11,728,889
Telecommunication Services	4,753,394	-	-	4,753,394
Utilities	4,693,920	4,693,920	-	-
Corporate Bonds	8,792,207,624	-	8,792,207,612	12
Bank Loan Obligations	1,024,407,585	-	994,150,114	30,257,471
Preferred Securities	14,569,335	-	14,569,335	-
Money Market Funds	621,528,465	621,528,465	-	-
Cash Equivalents	3,045,000	-	3,045,000	-
Total Investments in Securities:	$ 10,730,588,840	$ 801,870,552	$ 9,870,124,131	$ 58,594,157
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.4%
Luxembourg	5.2%
Canada	1.8%
Cayman Islands	1.4%
Mexico	1.3%
Australia	1.3%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,045,000) - See accompanying schedule: Unaffiliated issuers (cost $9,684,386,196)	$ 10,104,306,981
Fidelity Central Funds (cost $621,528,465)	621,528,465
Other affiliated issuers (cost $9,785,195)	4,753,394
Total Investments (cost $10,315,699,856)		$ 10,730,588,840
Cash		8,078,619
Receivable for investments sold Regular delivery		100,145,499
Delayed delivery		11,278,925
Receivable for fund shares sold		4,558,719
Dividends receivable		1,190,180
Interest receivable		163,761,781
Distributions receivable from Fidelity Central Funds		48,087
Prepaid expenses		34,566
Other receivables		2,170
Total assets		11,019,687,386

Liabilities
Payable for investments purchased Regular delivery	$ 100,082,211
Delayed delivery	68,910,570
Payable for fund shares redeemed	2,210,230
Accrued management fee	5,020,191
Other affiliated payables	641,016
Other payables and accrued expenses	72,804
Total liabilities		176,937,022

Net Assets		$ 10,842,750,364
Net Assets consist of:
Paid in capital		$ 10,388,183,939
Undistributed net investment income		37,046,649
Accumulated undistributed net realized gain (loss) on investments		2,630,792
Net unrealized appreciation (depreciation) on investments		414,888,984
Net Assets		$ 10,842,750,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Series High Income: Net Asset Value, offering price and redemption price per share ($5,488,091,854 ÷ 523,582,980 shares)	$ 10.48

Class F: Net Asset Value, offering price and redemption price per share ($5,354,658,510 ÷ 510,852,082 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 4,365,369
Interest		319,123,670
Income from Fidelity Central Funds		342,236
Total income		323,831,275

Expenses
Management fee	$ 29,431,144
Transfer agent fees	3,180,017
Accounting and security lending fees	697,825
Custodian fees and expenses	58,705
Independent trustees' compensation	26,937
Registration fees	53,535
Audit	36,920
Legal	7,702
Miscellaneous	48,672
Total expenses before reductions	33,541,457
Expense reductions	(6,998)	33,534,459
Net investment income (loss)		290,296,816
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		41,871,575
Change in net unrealized appreciation (depreciation) on investment securities		(191,600,515)
Net gain (loss)		(149,728,940)
Net increase (decrease) in net assets resulting from operations		$ 140,567,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 290,296,816	$ 551,262,900
Net realized gain (loss)	41,871,575	2,889,820
Change in net unrealized appreciation (depreciation)	(191,600,515)	603,841,913
Net increase (decrease) in net assets resulting from operations	140,567,876	1,157,994,633
Distributions to shareholders from net investment income	(280,785,593)	(516,336,447)
Distributions to shareholders from net realized gain	-	(20,511,873)
Total distributions	(280,785,593)	(536,848,320)
Share transactions - net increase (decrease)	576,611,445	638,051,995
Total increase (decrease) in net assets	436,393,728	1,259,198,308

Net Assets
Beginning of period	10,406,356,636	9,147,158,328
End of period (including undistributed net investment income of $37,046,649 and undistributed net investment income of $27,535,426, respectively)	$ 10,842,750,364	$ 10,406,356,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series High Income

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.285	.587	.599	.078
Net realized and unrealized gain (loss)	(.160)	.655	(.163)	.108
Total from investment operations	.125	1.242	.436	.186
Distributions from net investment income	(.275)	(.550)	(.584)	(.066)
Distributions from net realized gain	-	(.022)	(.012)	-
Total distributions	(.275)	(.572)	(.596)	(.066)
Net asset value, end of period	$ 10.48	$ 10.63	$ 9.96	$ 10.12
Total Return B, C	1.24%	12.85%	4.66%	1.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.71%	.72%	.73% A
Expenses net of fee waivers, if any	.69% A	.71%	.72%	.73% A
Expenses net of all reductions	.69% A	.71%	.72%	.73% A
Net investment income (loss)	5.45% A	5.74%	6.19%	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,488,092	$ 5,381,081	$ 5,533,077	$ 6,827,084
Portfolio turnover rate F	48% A	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.291	.600	.610	.080
Net realized and unrealized gain (loss)	(.160)	.654	(.161)	.108
Total from investment operations	.131	1.254	.449	.188
Distributions from net investment income	(.281)	(.562)	(.597)	(.068)
Distributions from net realized gain	-	(.022)	(.012)	-
Total distributions	(.281)	(.584)	(.609)	(.068)
Net asset value, end of period	$ 10.48	$ 10.63	$ 9.96	$ 10.12
Total Return B, C	1.30%	12.99%	4.80%	1.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.58% A	.58%	.59%	.63% A
Expenses net of fee waivers, if any	.58% A	.58%	.59%	.63% A
Expenses net of all reductions	.58% A	.58%	.59%	.63% A
Net investment income (loss)	5.57% A	5.87%	6.32%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,354,659	$ 5,025,275	$ 3,614,081	$ 1,967,111
Portfolio turnover rate F	48% A	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity® Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 518,105,164
Gross unrealized depreciation	(89,755,955)
Net unrealized appreciation (depreciation) on securities and other investments	$ 428,349,209

Tax cost	$ 10,302,239,631

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (21,787,234)
Long-term	(17,057,678)
Total capital loss carryforward	$ (38,844,912)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,082,894,273 and $2,352,351,403, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series High Income	$ 3,180,017.12

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $234 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,764.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Series High Income	$ 141,756,479	$ 284,789,338
Class F	139,029,114	231,547,109
Total	$ 280,785,593	$ 516,336,447
From net realized gain
Series High Income	$ -	$ 11,206,485
Class F	-	9,305,388
Total	$ -	$ 20,511,873

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Series High Income
Shares sold	33,822,742	39,326,849	$ 349,896,032	$ 405,422,173
Reinvestment of distributions	13,719,793	28,953,017	141,756,479	295,995,823
Shares redeemed	(30,158,799)	(117,665,768)	(311,546,281)	(1,193,375,051)
Net increase (decrease)	17,383,736	(49,385,902)	$ 180,106,230	$ (491,957,055)
Class F
Shares sold	43,810,041	113,812,010	$ 454,350,634	$ 1,165,003,007
Reinvestment of distributions	13,456,018	23,501,052	139,029,114	240,852,497
Shares redeemed	(19,141,651)	(27,480,779)	(196,874,533)	(275,846,454)
Net increase (decrease)	38,124,408	109,832,283	$ 396,505,215	$ 1,130,009,050

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Fidelity Series High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper Peer Group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper Peer Group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSH-SANN-1213
1.924273.102

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.71%	$ 1,000.00	$ 1,016.50	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.4	3.5
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.3	3.3
Ally Financial, Inc.	2.8	2.8
Digicel Group Ltd.	2.4	2.3
Intelsat Jackson Holdings SA	2.2	1.8
	14.1
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.1	10.6
Energy	9.8	9.8
Healthcare	9.1	9.1
Diversified Financial Services	8.1	7.8
Technology	6.0	4.8
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 2.3%	BBB 3.6%
BB 25.3%	BB 21.2%
B 38.2%	B 41.5%
CCC,CC,C 12.2%	CCC,CC,C 14.4%
D 0.0%*	D 0.0%*
Not Rated 0.6%	Not Rated 0.2%
Equities 18.2%	Equities 13.3%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 5.8%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	NonconvertibleBonds 73.9%		NonconvertibleBonds 73.9%
	Convertible Bonds, Preferred Stocks 1.4%		Convertible Bonds, Preferred Stocks 1.9%
	Common Stocks 16.8%		Common Stocks 11.7%
	Bank Loan Obligations 3.2%		Bank Loan Obligations 5.8%
	Other Investments 1.5%		Other Investments 0.9%
	Short-TermInvestments andNet Other Assets (Liabilities) 3.2%		Short-TermInvestments andNet Other Assets (Liabilities) 5.8%
* Foreign investments	15.1%	** Foreign investments	14.4%

Semiannual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 73.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	$ 4,420	$ 3,978
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,904
12% 11/1/14 pay-in-kind	4,032	4,032
Bombardier, Inc. 6.125% 1/15/23 (h)	9,295	9,411
GenCorp, Inc. 7.125% 3/15/21 (h)	2,610	2,793
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	3,912	4,210
7.125% 3/15/21	4,532	4,912
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,399
		40,639
Air Transportation - 1.8%
Air Canada:
4.125% 5/15/25 (h)	5,255	5,025
5.375% 11/15/22 (h)	3,445	3,333
Aviation Capital Group Corp. 4.625% 1/31/18 (h)	6,886	7,020
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,727	2,850
6.125% 4/29/18 (h)	3,325	3,416
7.25% 11/10/19	11,914	13,582
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,300	31,484
8.021% 8/10/22	11,392	12,332
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26	6,170	5,661
Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,499
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,418	8,104
8.028% 11/1/17	1,986	2,050
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	14,564
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	12,250	13,628
Series 2012-2:
Class A, 4.625% 12/3/26	4,630	4,561
Class B, 6.75% 12/3/22	3,610	3,709
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	11,170	10,612
Class B, 5.375% 5/15/23	4,615	4,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	$ 15,314	$ 17,572
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,008
		170,429
Automotive - 2.9%
Affinia Group, Inc. 7.75% 5/1/21 (h)	2,035	2,116
Chassix, Inc.:
9.25% 8/1/18 (h)	14,150	15,176
9.25% 8/1/18	100	107
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,643
6% 9/15/23	7,475	7,662
6.5% 2/15/19	6,056	6,480
6.75% 2/15/21	3,618	3,935
Delphi Corp.:
5% 2/15/23	17,854	18,747
5.875% 5/15/19	14,590	15,538
6.125% 5/15/21	14,115	15,527
Exide Technologies 8.625% 2/1/18 (d)	5,526	4,310
Ford Motor Co. 7.45% 7/16/31	5,070	6,327
General Motors Acceptance Corp. 8% 11/1/31	63,914	75,450
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/49 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)	5,825	5,803
4.25% 5/15/23 (h)	5,100	4,896
6.75% 6/1/18	16,900	19,139
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	14,878
Lear Corp. 4.75% 1/15/23 (h)	12,337	11,936
LKQ Corp. 4.75% 5/15/23 (h)	2,190	2,086
Pittsburgh Glass Works LLC 8% 11/15/18 (h)(j)	4,505	4,595
Schaeffler Finance BV 4.75% 5/15/21 (h)	9,740	9,716
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(k)	8,745	9,313
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Stoneridge, Inc. 9.5% 10/15/17 (h)	$ 5,694	$ 6,178
Tenneco, Inc. 6.875% 12/15/20	15,510	16,983
		284,541
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,447
7.5% 9/15/20	79,750	93,308
8% 3/15/20	69,172	82,142
GMAC LLC 8% 11/1/31	146,276	174,420
		367,317
Broadcasting - 0.6%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,737
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	992
14% 2/1/21 pay-in-kind (h)	15,708	14,059
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,584
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)	7,385	7,043
4.625% 5/15/23 (h)	4,925	4,519
5.25% 8/15/22 (h)	9,910	10,059
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,034
		61,027
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	3,005	3,043
CEMEX Finance LLC 9.375% 10/12/22 (h)	4,700	5,264
Gibraltar Industries, Inc. 6.25% 2/1/21	1,495	1,547
USG Corp. 5.875% 11/1/21 (h)	2,170	2,213
		12,067
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	11,816
5.25% 3/15/21 (h)	9,735	9,394
5.25% 9/30/22	15,055	14,152
5.75% 9/1/23 (h)	7,715	7,339
6.625% 1/31/22	17,645	18,263
7.375% 6/1/20	12,500	13,656
8.125% 4/30/20	8,473	9,278
DISH DBS Corp.:
5% 3/15/23	7,535	7,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
DISH DBS Corp.: - continued
5.125% 5/1/20	$ 1,000	$ 1,013
5.875% 7/15/22	66,280	67,854
6.75% 6/1/21	21,955	23,766
EchoStar Communications Corp. 7.125% 2/1/16	9,146	10,106
Lynx I Corp. 5.375% 4/15/21 (h)	6,265	6,296
Lynx II Corp. 6.375% 4/15/23 (h)	3,545	3,634
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)	3,240	3,272
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)	10,690	10,556
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,221
		226,821
Chemicals - 2.8%
Axiall Corp. 4.875% 5/15/23 (h)	3,075	2,948
Chemtura Corp. 5.75% 7/15/21	5,030	5,093
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	5,220	5,050
Hexion U.S. Finance Corp. 6.625% 4/15/20	22,825	23,167
LSB Industries, Inc. 7.75% 8/1/19 (h)	3,620	3,828
Momentive Performance Materials, Inc.:
9% 1/15/21	3,760	3,328
10% 10/15/20	35,212	36,973
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	85,120	90,014
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	4,160	4,285
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(k)	14,530	15,148
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)	6,705	6,705
PolyOne Corp.:
5.25% 3/15/23	6,005	5,967
7.375% 9/15/20	4,506	4,990
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)	4,240	4,113
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	18,957
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	3,019
TPC Group, Inc. 8.75% 12/15/20 (h)	14,165	14,909
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	19,410	19,361
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	4,750	5,047
		272,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.8%
Easton-Bell Sports, Inc. 9.75% 12/1/16	$ 4,122	$ 4,344
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,379
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)	2,500	2,363
Jarden Corp. 6.125% 11/15/22	240	256
NBTY, Inc. 9% 10/1/18	12,257	13,452
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,832
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	37,745	37,273
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	2,820	2,996
6.625% 11/15/22 (h)	3,335	3,560
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,142
		74,597
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (h)	2,220	2,181
7% 11/15/20 (h)	5,830	5,801
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,682
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,366
7.5% 12/15/96	12,871	12,034
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,042
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,377
6.875% 2/15/21	15,185	16,476
7.125% 4/15/19	10,137	10,821
8.25% 2/15/21	18,196	18,924
8.5% 5/15/18 (e)	1,070	1,134
9% 4/15/19	7,985	8,544
9.875% 8/15/19	9,140	10,111
Sealed Air Corp. 5.25% 4/1/23 (h)	5,010	4,910
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	6,498	7,343
		138,746
Diversified Financial Services - 7.2%
Aircastle Ltd.:
6.75% 4/15/17	14,115	15,491
7.625% 4/15/20	7,830	8,770
9.75% 8/1/18	4,528	5,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
CIT Group, Inc.:
5% 8/15/22	$ 17,330	$ 17,547
5.25% 3/15/18	8,330	9,007
5.375% 5/15/20	21,665	23,209
5.5% 2/15/19 (h)	76,100	82,378
Citigroup, Inc. 5.9% (i)(k)	27,015	25,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)	20,385	20,895
8% 1/15/18	47,196	49,497
International Lease Finance Corp.:
5.75% 5/15/16	18,415	19,681
5.875% 4/1/19	60,890	65,527
6.25% 5/15/19	47,055	51,290
6.75% 9/1/16 (h)	5,180	5,756
7.125% 9/1/18 (h)	40,123	46,192
8.25% 12/15/20	31,112	36,751
8.625% 1/15/22	46,340	56,071
8.75% 3/15/17	41,848	49,171
MPH Intermediate Holding Co. 2 8.375% 8/1/18 pay-in-kind (h)(k)	16,795	17,446
SLM Corp.:
5.5% 1/25/23	37,170	35,497
6% 1/25/17	19,625	21,342
7.25% 1/25/22	17,805	19,051
8% 3/25/20	15,115	17,269
		698,497
Diversified Media - 1.2%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	6,502
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	15,960	16,598
6.5% 11/15/22	43,150	45,308
Liberty Media Corp.:
8.25% 2/1/30	14,848	15,813
8.5% 7/15/29	9,940	10,611
MDC Partners, Inc. 6.75% 4/1/20 (h)	7,785	8,096
Quebecor Media, Inc. 5.75% 1/15/23	15,820	15,306
		118,234
Electric Utilities - 4.9%
Atlantic Power Corp. 9% 11/15/18	21,010	21,325
Calpine Corp. 7.875% 1/15/23 (h)	55,711	60,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Holdings Corp.:
10.875% 11/1/17	$ 7,994	$ 4,637
11.25% 11/1/17 pay-in-kind (k)	147	102
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)	2,525	2,582
10% 12/1/20	106,657	111,990
10% 12/1/20 (h)	27,969	29,228
11% 10/1/21	77,278	84,813
12.25% 12/1/18 pay-in-kind (h)(k)	8,098	4,891
12.25% 3/1/22 (h)	71,680	82,432
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	9,346
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,388
The AES Corp. 4.875% 5/15/23	11,060	10,590
TXU Corp.:
5.55% 11/15/14	4,137	1,655
6.5% 11/15/24	39,570	14,641
6.55% 11/15/34	74,878	27,705
		474,911
Energy - 8.9%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (h)	6,410	6,025
6.625% 10/1/20	9,485	9,959
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,563
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,565
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,543
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,832
9.625% 8/1/20	10,080	11,302
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,585
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,124
Concho Resources, Inc.:
5.5% 4/1/23	27,015	28,028
6.5% 1/15/22	16,925	18,491
7% 1/15/21	7,134	7,954
Continental Resources, Inc.:
4.5% 4/15/23	14,935	15,066
5% 9/15/22	30,100	31,342
8.25% 10/1/19	2,525	2,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)(j)	$ 7,665	$ 7,837
7.75% 4/1/19	15,275	16,459
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,008
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,965	15,002
Denbury Resources, Inc. 8.25% 2/15/20	10,371	11,408
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	14,462
Edgen Murray Corp. 8.75% 11/1/20 (h)	12,170	14,056
Energy Partners Ltd. 8.25% 2/15/18	27,773	29,787
Energy Transfer Equity LP 7.5% 10/15/20	25,052	28,935
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,246
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,408
Forest Oil Corp. 7.5% 9/15/20	13,890	13,786
Forum Energy Technologies, Inc. 6.25% 10/1/21 (h)	5,605	5,843
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,725
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,812
Halcon Resources Corp. 8.875% 5/15/21	8,280	8,622
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)	7,700	8,201
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,158
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)	8,535	8,535
5.625% 11/15/23 (h)	10,310	10,310
Laredo Pete, Inc. 7.375% 5/1/22	12,325	13,342
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	5,020
6.75% 11/1/20	4,586	5,022
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,169
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,590
Offshore Group Investment Ltd. 7.125% 4/1/23	12,290	12,505
Oil States International, Inc. 6.5% 6/1/19	10,615	11,305
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,728
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,664
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,668
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Pride International, Inc. 6.875% 8/15/20	$ 7,810	$ 9,370
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,906
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	8,872
Range Resources Corp.:
5% 8/15/22	12,165	12,150
5% 3/15/23	18,145	18,100
5.75% 6/1/21	4,120	4,388
Rosetta Resources, Inc.:
5.625% 5/1/21	9,115	9,206
9.5% 4/15/18	9,465	10,222
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (h)	9,825	9,923
5.625% 4/15/23 (h)	14,740	14,445
SemGroup Corp. 7.5% 6/15/21 (h)	8,325	8,720
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,255
8% 3/1/32	13,025	16,813
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,096
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,304
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,605
Summit Midstream Holdings LLC 7.5% 7/1/21 (h)	4,145	4,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	2,520	2,520
6.875% 2/1/21	7,214	7,773
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,888
7.625% 4/1/37	5,445	7,161
8.375% 6/15/32	4,458	5,835
Tesoro Corp.:
4.25% 10/1/17	6,155	6,386
5.375% 10/1/22	6,925	6,856
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	2,090	2,137
6.125% 10/15/21	5,880	6,086
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,313
Venoco, Inc. 8.875% 2/15/19	8,189	8,312
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,689
Western Refining, Inc. 6.25% 4/1/21	12,615	12,647
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Whiting Petroleum Corp.:
5% 3/15/19	$ 7,735	$ 8,044
5.75% 3/15/21	7,735	8,180
WPX Energy, Inc. 6% 1/15/22	16,060	16,863
		861,198
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,401
5.125% 12/15/22	2,845	2,781
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)	4,865	5,175
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)	4,125	4,208
4.875% 11/1/20 (h)	10,795	10,876
5.375% 11/1/23 (h)	8,565	8,651
Regal Entertainment Group 5.75% 2/1/25	2,760	2,629
		43,721
Environmental - 0.5%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,961
5.25% 8/1/20	7,105	7,300
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,145
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (h)	1,790	1,875
Tervita Corp.:
8% 11/15/18 (h)	8,360	8,694
9.75% 11/1/19 (h)	9,920	9,722
		46,697
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (h)(k)	9,330	9,633
9.25% 2/15/19 (h)	20,502	22,706
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)	22,010	23,221
Rite Aid Corp.:
6.75% 6/15/21	30,330	32,074
8% 8/15/20	10,701	11,998
9.25% 3/15/20	17,965	20,750
10.25% 10/15/19	4,488	5,043
Tops Markets LLC 8.875% 12/15/17 (h)	5,450	5,995
		131,420
Food/Beverage/Tobacco - 1.3%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,324
Barry Callebaut Services NV 5.5% 6/15/23 (h)	12,055	12,216
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Dean Foods Co. 9.75% 12/15/18	$ 12,682	$ 14,378
ESAL GmbH 6.25% 2/5/23 (h)	20,045	18,241
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)	26,350	28,524
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	19,605	18,968
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)	7,110	7,625
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,212
Post Holdings, Inc.:
7.375% 2/15/22	2,115	2,255
7.375% 2/15/22 (h)	3,085	3,289
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)	2,915	3,083
		124,115
Gaming - 1.4%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	5,565	5,141
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,299
Graton Economic Development Authority 9.625% 9/1/19 (h)	21,760	24,317
MCE Finance Ltd. 5% 2/15/21 (h)	22,124	21,903
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	7,239
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,587
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	2,993	600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (h)	14,815	14,074
5.375% 3/15/22	12,000	12,346
7.75% 8/15/20	22,668	25,558
Wynn Macau Ltd. 5.25% 10/15/21 (h)	10,310	10,542
		134,606
Healthcare - 7.2%
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,530
7.125% 7/15/20	27,300	28,733
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	13,532
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,649
DaVita, Inc.:
5.75% 8/15/22	39,610	40,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DaVita, Inc.: - continued
6.625% 11/1/20	$ 9,505	$ 10,135
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18	1,100	1,205
Fresenius Medical Care U.S. Finance II, Inc. 5.875% 1/31/22 (h)	14,000	14,840
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,541
Grifols, Inc. 8.25% 2/1/18	12,699	13,636
HCA Holdings, Inc.:
6.25% 2/15/21	11,290	11,855
7.75% 5/15/21	123,447	135,174
HCA, Inc.:
4.75% 5/1/23	12,395	11,946
5.875% 5/1/23	22,195	22,361
7.5% 2/15/22	3,150	3,540
8% 10/1/18	3,150	3,701
Health Management Associates, Inc. 7.375% 1/15/20	6,815	7,599
HealthSouth Corp. 5.75% 11/1/24	6,235	6,188
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	11,155	11,824
InVentiv Health, Inc. 11% 8/15/18 (h)	2,237	1,935
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	9,895
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	9,445	9,752
6.875% 5/1/21	21,720	23,349
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,573
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,342
ResCare, Inc. 10.75% 1/15/19	6,775	7,571
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,090
8.125% 11/1/18	6,523	7,077
Tenet Healthcare Corp.:
4.375% 10/1/21 (h)	19,755	18,965
4.5% 4/1/21	8,350	8,100
4.75% 6/1/20	8,175	8,114
6% 10/1/20 (h)	9,790	10,353
6.25% 11/1/18	17,260	18,900
6.75% 2/1/20	7,800	8,073
6.875% 11/15/31	23,140	20,363
8% 8/1/20	15,045	16,380
8.125% 4/1/22 (h)	21,465	23,504
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	10,300
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
UHS Escrow Corp. 7% 10/1/18	$ 2,503	$ 2,672
Valeant Pharmaceuticals International:
6.75% 8/15/18 (h)	29,795	32,626
6.75% 8/15/21 (h)	9,534	10,154
6.875% 12/1/18 (h)	3,960	4,232
7.5% 7/15/21 (h)	15,090	16,750
VPI Escrow Corp. 6.375% 10/15/20 (h)	22,295	23,800
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)(h)	9,030	2,935
		696,444
Homebuilders/Real Estate - 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)	6,475	6,426
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	5,010	5,160
CB Richard Ellis Services, Inc. 5% 3/15/23	14,650	14,229
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	10,802
4.75% 2/15/23	4,510	4,347
5.75% 8/15/23	1,285	1,333
Howard Hughes Corp. 6.875% 10/1/21 (h)	24,190	25,037
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	15,142
7.875% 2/15/19 (h)	13,668	14,932
9% 1/15/20 (h)	8,005	9,266
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,577
8.375% 1/15/21	10,900	12,508
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)	14,750	14,381
7.75% 4/15/20 (h)	5,715	6,315
Toll Brothers Finance Corp.:
4.375% 4/15/23	13,170	12,413
5.875% 2/15/22	1,030	1,087
William Lyon Homes, Inc. 8.5% 11/15/20 (h)	4,975	5,323
		165,278
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,194
FelCor Lodging LP 5.625% 3/1/23	8,085	7,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Hotels - continued
Playa Resorts Holding BV 8% 8/15/20 (h)	$ 2,805	$ 2,970
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)	8,675	8,393
		22,521
Insurance - 0.2%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)	5,100	5,368
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)	14,330	14,796
		20,164
Leisure - 0.2%
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,063
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	2,038
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)	14,515	14,261
		19,362
Metals/Mining - 1.5%
Aleris International, Inc.:
6% 6/1/20 (h)	151	300
9% 12/15/14 pay-in-kind (d)(k)	12,670	0
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	2,085	2,153
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,966
6.875% 2/1/18 (h)	18,787	19,914
6.875% 4/1/22 (h)	26,315	27,960
8.25% 11/1/19 (h)	28,975	32,162
IAMGOLD Corp. 6.75% 10/1/20 (h)	12,535	11,187
Inmet Mining Corp. 7.5% 6/1/21 (h)	5,815	6,164
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	5,063
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	1,101
New Gold, Inc.:
6.25% 11/15/22 (h)	8,895	8,762
7% 4/15/20 (h)	3,050	3,157
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	3,255	3,613
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	8,735
		144,237
Paper - 0.4%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,989
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,229
NewPage Corp.:
6.515% 5/1/49 (d)(k)	6,337	0
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
NewPage Corp.: - continued
11.375% 12/31/14 (d)	$ 12,582	$ 0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	5,809
8.375% 6/15/19 (h)	7,405	7,831
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	15,406
		35,264
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16	11,245	11,878
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	29,430	31,784
R.R. Donnelley & Sons Co.:
7% 2/15/22	7,600	8,056
7.875% 3/15/21	9,735	10,855
		62,573
Railroad - 0.0%
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21	1,217	1,375
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (h)	1,820	1,970
Services - 1.6%
Ahern Rentals, Inc. 9.5% 6/15/18 (h)	2,400	2,574
Audatex North America, Inc.:
6% 6/15/21 (h)(j)	19,605	20,242
6.125% 11/1/23 (h)(j)	2,995	3,040
Bakercorp International, Inc. 8.25% 6/1/19	8,035	7,804
Bankrate, Inc. 6.125% 8/15/18 (h)	7,685	7,916
Corrections Corp. of America:
4.125% 4/1/20	9,810	9,589
4.625% 5/1/23	9,810	9,467
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,441
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,568
Laureate Education, Inc. 9.25% 9/1/19 (h)	37,100	40,810
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	3,020	3,171
TMS International Corp. 7.625% 10/15/21 (h)	2,170	2,268
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,056
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - continued
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	$ 3,370	$ 3,648
United Rentals North America, Inc. 8.375% 9/15/20	17,041	19,043
		155,637
Shipping - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (h)(j)	11,670	11,787
8.625% 11/1/17	6,344	6,652
Navios Maritime Holdings, Inc. 8.875% 11/1/17	8,029	8,400
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	6,400	6,928
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	8,207
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,531
Teekay Corp. 8.5% 1/15/20	10,097	10,980
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	7,235	8,230
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	6,560	7,019
Western Express, Inc. 12.5% 4/15/15 (h)	10,612	6,288
		87,022
Steel - 0.5%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,809
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	15,069
11.25% 10/15/18	21,190	22,144
Steel Dynamics, Inc. 5.25% 4/15/23 (h)	4,670	4,623
		47,645
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,927
CST Brands, Inc. 5% 5/1/23 (h)	2,640	2,554
L Brands, Inc. 5.625% 10/15/23	10,310	10,542
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,187
Netflix, Inc. 5.375% 2/1/21 (h)	7,725	7,899
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,497
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	8,235
		49,841
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - 3.9%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)	$ 41,305	$ 42,751
6.125% 9/15/23 (h)	10,745	11,229
ADT Corp. 6.25% 10/15/21 (h)	9,740	10,337
Avaya, Inc. 10.5% 3/1/21 (h)	14,150	12,311
BMC Software Finance, Inc. 8.125% 7/15/21 (h)	21,695	22,942
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)	6,460	6,040
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)	4,675	5,470
First Data Corp.:
11.25% 1/15/21 (h)	8,760	9,625
11.75% 8/15/21 (h)(j)	34,920	35,531
Flextronics International Ltd.:
4.625% 2/15/20	9,315	9,338
5% 2/15/23	4,855	4,843
IAC/InterActiveCorp 4.75% 12/15/22	11,855	11,233
Lucent Technologies, Inc.:
6.45% 3/15/29	16,369	14,405
6.5% 1/15/28	14,276	12,420
Nuance Communications, Inc. 5.375% 8/15/20 (h)	5,080	5,042
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)	11,130	11,158
5.75% 2/15/21 (h)	9,665	10,076
5.75% 3/15/23 (h)	5,970	6,149
Seagate HDD Cayman:
4.75% 6/1/23 (h)	19,755	19,212
7% 11/1/21	17,475	19,310
Sensata Technologies BV:
4.875% 10/15/23 (h)	5,010	4,860
6.5% 5/15/19 (h)	14,750	15,930
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	0
VeriSign, Inc. 4.625% 5/1/23	8,755	8,525
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	41,405	45,753
13.375% 10/15/19	16,450	18,918
		373,408
Telecommunications - 9.7%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (h)	5,800	6,271
Altice Financing SA 7.875% 12/15/19 (h)	9,310	10,083
Altice Finco SA 9.875% 12/15/20 (h)	10,945	12,231
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Citizens Communications Co.:
7.875% 1/15/27	$ 9,275	$ 9,182
9% 8/15/31	13,178	13,639
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,719
Crown Castle International Corp. 5.25% 1/15/23	17,075	16,904
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,244
Digicel Group Ltd.:
6% 4/15/21 (h)	56,040	55,059
7% 2/15/20 (h)	2,110	2,152
8.25% 9/1/17 (h)	5,913	6,150
8.25% 9/30/20 (h)	78,764	83,293
10.5% 4/15/18 (h)	74,384	80,335
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	12,462	13,022
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	23,408
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	9,715	9,958
Frontier Communications Corp.:
7.625% 4/15/24	16,870	17,798
8.5% 4/15/20	26,838	30,662
8.75% 4/15/22	7,663	8,755
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (h)	39,705	38,315
6.625% 12/15/22 (Reg. S)	36,515	37,245
7.25% 4/1/19	30,640	33,015
7.25% 10/15/20	32,030	34,753
7.5% 4/1/21	57,680	62,871
8.5% 11/1/19	11,979	13,147
j2 Global, Inc. 8% 8/1/20	7,245	7,788
Level 3 Communications, Inc. 8.875% 6/1/19	3,435	3,748
Level 3 Financing, Inc. 7% 6/1/20	15,000	15,975
MasTec, Inc. 4.875% 3/15/23	10,365	9,886
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)	16,480	17,242
6.625% 4/1/23 (h)	16,480	17,242
Millicom International Cellular SA 4.75% 5/22/20 (h)	5,180	4,869
MTS International Funding Ltd. 5% 5/30/23 (h)	12,230	11,741
NeuStar, Inc. 4.5% 1/15/23	3,585	3,262
NII Capital Corp. 7.625% 4/1/21	5,140	2,981
SBA Telecommunications, Inc. 5.75% 7/15/20	12,075	12,558
Sprint Capital Corp.:
6.875% 11/15/28	66,459	63,136
8.75% 3/15/32	16,906	18,428
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	$ 15,475	$ 16,404
6.542% 4/28/20	15,475	16,404
6.633% 4/28/21	11,410	12,066
6.731% 4/28/22	8,425	8,899
6.836% 4/28/23	3,285	3,474
TW Telecom Holdings, Inc.:
5.375% 10/1/22	25,155	25,092
5.375% 10/1/22 (h)	8,725	8,703
6.375% 9/1/23 (h)	5,110	5,314
U.S. West Communications:
7.25% 9/15/25	1,480	1,578
7.25% 10/15/35	5,745	5,673
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	18,311	17,971
		941,645
Textiles & Apparel - 0.6%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(k)	10,805	11,089
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,537
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,337
PVH Corp. 4.5% 12/15/22	21,264	20,254
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (h)	2,990	3,005
		60,222
TOTAL NONCONVERTIBLE BONDS (Cost $6,819,097)		7,167,093
Common Stocks - 16.8%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 0.5%
Delta Air Lines, Inc.	1,925,034	50,782
Automotive - 0.7%
Delphi Automotive PLC	450,000	25,740
General Motors Co. (a)	17,620	651
General Motors Co.:
warrants 7/10/16 (a)	352,563	9,801
warrants 7/10/19 (a)	352,563	6,903
Common Stocks - continued
	Shares	Value (000s)
Automotive - continued
Motors Liquidation Co. GUC Trust (a)	97,361	$ 3,534
TRW Automotive Holdings Corp. (a)	284,926	21,401
		68,030
Broadcasting - 0.2%
Sinclair Broadcast Group, Inc. Class A	728,000	23,340
Building Materials - 0.4%
Nortek, Inc. (a)	455,147	31,938
Nortek, Inc. warrants 12/7/14 (a)	27,280	655
Ply Gem Holdings, Inc.	41,200	614
		33,207
Cable TV - 1.0%
Comcast Corp. Class A	744,000	35,400
Time Warner Cable, Inc.	215,000	25,832
Time Warner, Inc.	500,000	34,370
		95,602
Capital Goods - 0.1%
Remy International, Inc.	380,502	8,382
Chemicals - 0.5%
Axiall Corp.	375,000	14,584
LyondellBasell Industries NV Class A	431,745	32,208
		46,792
Consumer Products - 1.4%
Jarden Corp. (a)	675,000	37,368
Michael Kors Holdings Ltd. (a)	339,000	26,086
Reddy Ice Holdings, Inc. (a)	496,439	2,279
Revlon, Inc. (a)	930,000	22,088
Whirlpool Corp.	305,000	44,533
		132,354
Containers - 0.3%
Graphic Packaging Holding Co. (a)	2,800,000	23,520
Rock-Tenn Co. Class A	22,096	2,364
		25,884
Diversified Financial Services - 0.4%
Heartland Payment Systems, Inc.	700,000	28,315
Penson Worldwide, Inc. Class A	10,322,034	0
Springleaf Holdings, Inc.	700,000	14,231
		42,546
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 0.1%
Interpublic Group of Companies, Inc.	716,648	$ 12,040
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	425
Energy - 0.2%
Lone Pine Resources, Inc. (a)	277,573	0
Ocean Rig UDW, Inc. (United States) (a)	1,140,000	19,984
Food & Drug Retail - 0.4%
CVS Caremark Corp.	650,000	40,469
Food/Beverage/Tobacco - 0.3%
Green Mountain Coffee Roasters, Inc. (a)(f)	330,500	20,759
WhiteWave Foods Co.	205,100	4,104
		24,863
Gaming - 1.3%
Las Vegas Sands Corp.	500,000	35,110
Melco Crown Entertainment Ltd. sponsored ADR (a)	1,616,000	53,587
PB Investor I LLC	170,582	254
Station Holdco LLC (a)(l)(m)	22,418,968	33,404
Station Holdco LLC:
unit (l)(m)	256,968	19
warrants 6/15/18 (a)(l)(m)	894,280	65
		122,439
Healthcare - 1.8%
Express Scripts Holding Co. (a)	1,070,000	66,896
HCA Holdings, Inc.	1,097,900	51,755
Rotech Healthcare, Inc.	185,710	3,433
Valeant Pharmaceuticals International, Inc. (Canada) (a)	460,000	48,596
		170,680
Homebuilders/Real Estate - 0.4%
American Residential Properties, Inc. (a)	484,315	8,345
American Tower Corp.	11,612	921
Lennar Corp. Class A (f)	690,000	24,530
Realogy Holdings Corp.	51,500	2,119
		35,915
Metals/Mining - 0.1%
Aleris International, Inc. (a)(m)	127,520	4,105
OCI Resources LP	350,000	7,697
		11,802
Paper - 0.0%
NewPage Corp. (g)	26,793	2,277
Common Stocks - continued
	Shares	Value (000s)
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	$ 0
HMH Holdings, Inc. warrants 6/22/19 (a)(m)	127,577	191
RDA Holding Co. warrants 2/19/14 (a)(m)	46,934	0
		191
Restaurants - 0.7%
Bloomin' Brands, Inc. (a)	1,370,000	34,291
Fiesta Restaurant Group, Inc. (a)	500,000	21,195
Texas Roadhouse, Inc. Class A	500,000	13,710
		69,196
Services - 1.7%
Hertz Global Holdings, Inc. (a)	1,568,000	36,001
Life Time Fitness, Inc. (a)	300,000	13,626
Monsanto Co.	214,600	22,507
Penhall Acquisition Co.:
Class A (a)	26,163	2,208
Class B (a)	8,721	736
United Rentals, Inc. (a)(f)	850,000	54,902
Visa, Inc. Class A	185,000	36,384
		166,364
Shipping - 0.3%
DeepOcean Group Holding BV (a)(h)	1,138,931	32,196
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		32,196
Super Retail - 1.4%
Dollar General Corp. (a)	650,000	37,557
GNC Holdings, Inc.	749,200	44,068
Home Depot, Inc.	325,000	25,314
Lowe's Companies, Inc.	550,000	27,379
		134,318
Technology - 1.6%
Apple, Inc.	63,800	33,326
Broadcom Corp. Class A	450,000	12,024
Fidelity National Information Services, Inc.	600,000	29,250
Google, Inc. Class A (a)	26,900	27,723
MagnaChip Semiconductor Corp. (a)	219,804	4,108
Skyworks Solutions, Inc. (a)	1,974,134	50,893
Spansion, Inc. Class A (a)	11,964	143
Unisys Corp. (a)	27,806	733
		158,200
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.2%
T-Mobile U.S., Inc. (a)	650,000	$ 18,025
Textiles & Apparel - 0.8%
Arena Brands Holding Corp. Class B (a)(m)	659,302	5,274
Express, Inc. (a)	1,300,000	30,173
PVH Corp.	200,000	24,914
Steven Madden Ltd. (a)	412,500	15,131
		75,492
TOTAL COMMON STOCKS (Cost $1,362,573)		1,621,795
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,425
Nonconvertible Preferred Stocks - 1.4%
Banks & Thrifts - 1.2%
Ally Financial, Inc. 7.00% (h)	81,450	77,785
SunTrust Banks, Inc. Series E, 5.875%	580,069	12,500
Wells Fargo & Co. 5.20%	1,335,778	28,051
		118,336
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375%	800,000	16,784
TOTAL NONCONVERTIBLE PREFERRED STOCKS		135,120
TOTAL PREFERRED STOCKS (Cost $120,294)		136,545
Bank Loan Obligations - 3.2%
	Principal Amount (000s)
Broadcasting - 0.1%
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (k)	$ 6,140	6,301
Consumer Products - 0.4%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (k)	16,705	16,768
Tranche B, term loan 4% 11/19/17 (k)	10,956	11,011
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Spotless Holdings Ltd.:
Tranche 1LN, term loan 5% 10/2/18 (k)	$ 3,055	$ 3,078
Tranche 2LN, term loan 8.75% 4/2/19 (k)	3,770	3,836
		34,693
Electric Utilities - 0.1%
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	4,980	5,017
Energy - 0.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	6,443	6,685
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	9,142	9,371
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	3,693	3,693
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (k)	30,980	31,445
Tranche B 1LN, term loan 3.875% 9/30/18 (k)	2,430	2,448
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	5,819	5,892
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	4,145	4,238
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	2,020	2,073
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	2,635	2,652
		68,497
Environmental - 0.1%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	5,990	5,990
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	1,005	1,029
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	3,511	3,520
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	7,370	7,425
		10,945
Gaming - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	3,075	3,086
Tranche 2LN, term loan 8.75% 2/20/20 (k)	3,075	3,123
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (k)	4,580	4,620
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	$ 4,770	$ 4,985
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (k)	6,004	5,644
		21,458
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	9,138	9,184
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	1,534	1,534
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (k)	29,550	29,735
Metals/Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	1,568	1,579
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	945	953
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (k)	1,740	1,755
		4,287
Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	8,438	8,575
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	24,480	24,480
		33,055
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	6,040	6,131
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	4,480	4,525
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)	1,135	1,158
Technology - 0.5%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	32,565	32,931
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	1,287	1,290
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
ION Trading Technologies Ltd.: - continued
Tranche 2LN, term loan 8.25% 5/22/21 (k)	$ 610	$ 613
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (k)	12,310	12,741
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	2,864	2,885
		50,460
Telecommunications - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	14,015	14,260
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (k)	775	791
		15,051
TOTAL BANK LOAN OBLIGATIONS (Cost $300,426)		309,050
Preferred Securities - 1.5%

Banks & Thrifts - 0.9%
Bank of America Corp.:
5.2% (i)(k)	18,080	16,761
8% (i)(k)	7,796	8,793
8.125% (i)(k)	6,360	7,298
JPMorgan Chase & Co. 6% (i)(k)	50,895	50,021
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,529
		89,402
Diversified Financial Services - 0.5%
Citigroup, Inc. 5.95% (i)(k)	45,415	44,005
Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	14,560	14,505
TOTAL PREFERRED SECURITIES (Cost $146,797)		147,912
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.09% (b)	239,750,161	$ 239,750
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,972,225	2,972
TOTAL MONEY MARKET FUNDS (Cost $242,722)		242,722
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $8,991,909)		9,625,117
NET OTHER ASSETS (LIABILITIES) - 0.7%		70,713
NET ASSETS - 100%		$ 9,695,830
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) A portion of the security sold on a delayed delivery basis.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,588,932,000 or 26.7% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,058,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	130
Total	$ 331
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 67,297	$ -	$ 33,320	$ -	$ -
Nortek, Inc. warrants 12/7/14	600	-	-	-	-
Total	$ 67,897	$ -	$ 33,320	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 755,173	$ 715,966	$ -	$ 39,207
Consumer Staples	91,124	87,420	2,279	1,425
Energy	19,984	19,984	-	-
Financials	160,736	82,951	77,785	-
Health Care	170,680	167,247	-	3,433
Industrials	210,032	174,892	-	35,140
Information Technology	222,899	222,899	-	-
Materials	109,262	102,880	-	6,382
Telecommunication Services	18,025	18,025	-	-
Utilities	425	425	-	-
Corporate Bonds	7,167,093	-	7,166,193	900
Bank Loan Obligations	309,050	-	302,919	6,131
Preferred Securities	147,912	-	133,407	14,505
Other	-	-	-	-
Money Market Funds	242,722	242,722	-	-
Total Investments in Securities:	$ 9,625,117	$ 1,835,411	$ 7,682,583	$ 107,123
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Other
Beginning Balance	$ 78,627
Net Realized Gain (Loss) on Investment Securities	(6,095)
Net Unrealized Gain (Loss) on Investment Securities	6,494
Cost of Purchases	9,655
Proceeds of Sales	(2,927)
Amortization/Accretion	(2)
Transfers into Level 3	21,371
Transfers out of Level 3	-
Ending Balance	$ 107,123
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2013	$ 3,957

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.9%
Luxembourg	3.2%
Bermuda	2.7%
Canada	2.4%
Cayman Islands	1.4%
Netherlands	1.4%
Australia	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,820) - See accompanying schedule: Unaffiliated issuers (cost $8,749,187)	$ 9,382,395
Fidelity Central Funds (cost $242,722)	242,722
Total Investments (cost $8,991,909)		$ 9,625,117
Cash		2,954
Receivable for investments sold Regular delivery		7,225
Delayed delivery		2,514
Receivable for fund shares sold		7,420
Dividends receivable		1,698
Interest receivable		135,268
Distributions receivable from Fidelity Central Funds		30
Prepaid expenses		30
Other receivables		388
Total assets		9,782,644

Liabilities
Payable for investments purchased Regular delivery	$ 25,115
Delayed delivery	42,383
Payable for fund shares redeemed	6,003
Distributions payable	4,233
Accrued management fee	4,484
Other affiliated payables	1,169
Other payables and accrued expenses	455
Collateral on securities loaned, at value	2,972
Total liabilities		86,814

Net Assets		$ 9,695,830
Net Assets consist of:
Paid in capital		$ 8,992,680
Undistributed net investment income		66,754
Accumulated undistributed net realized gain (loss) on investments		3,188
Net unrealized appreciation (depreciation) on investments		633,208
Net Assets, for 991,463 shares outstanding		$ 9,695,830
Net Asset Value, offering price and redemption price per share ($9,695,830 ÷ 991,463 shares)		$ 9.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2013

Investment Income
Dividends		$ 7,578
Interest		274,364
Income from Fidelity Central Funds		331
Total income		282,273

Expenses
Management fee	$ 27,292
Transfer agent fees	6,421
Accounting and security lending fees	684
Custodian fees and expenses	61
Independent trustees' compensation	26
Registration fees	83
Audit	106
Legal	24
Miscellaneous	50
Total expenses before reductions	34,747
Expense reductions	(36)	34,711
Net investment income (loss)		247,562
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,484
Other affiliated issuers	16,849
Total net realized gain (loss)		63,333
Change in net unrealized appreciation (depreciation) on investment securities		(171,186)
Net gain (loss)		(107,853)
Net increase (decrease) in net assets resulting from operations		$ 139,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 247,562	$ 565,775
Net realized gain (loss)	63,333	16,660
Change in net unrealized appreciation (depreciation)	(171,186)	629,604
Net increase (decrease) in net assets resulting from operations	139,709	1,212,039
Distributions to shareholders from net investment income	(237,919)	(517,913)
Distributions to shareholders from net realized gain	-	(48,880)
Total distributions	(237,919)	(566,793)
Share transactions Proceeds from sales of shares	855,837	2,010,894
Reinvestment of distributions	212,103	505,091
Cost of shares redeemed	(1,478,983)	(2,589,852)
Net increase (decrease) in net assets resulting from share transactions	(411,043)	(73,867)
Redemption fees	546	898
Total increase (decrease) in net assets	(508,707)	572,277

Net Assets
Beginning of period	10,204,537	9,632,260
End of period (including undistributed net investment income of $66,754 and undistributed net investment income of $57,111, respectively)	$ 9,695,830	$ 10,204,537
Other Information Shares
Sold	88,694	213,591
Issued in reinvestment of distributions	22,085	53,743
Redeemed	(153,880)	(276,047)
Net increase (decrease)	(43,101)	(8,713)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2013	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.23	$ 9.95	$ 9.13	$ 6.23	$ 8.52
Income from Investment Operations
Net investment income (loss) D	.246	.547	.535	.599	.666	.645
Net realized and unrealized gain (loss)	(.091)	.631	(.643)	.826	2.845	(2.364)
Total from investment operations	.155	1.178	(.108)	1.425	3.511	(1.719)
Distributions from net investment income	(.236)	(.501)	(.571)	(.607)	(.572)	(.572)
Distributions from net realized gain	-	(.048)	(.043)	-	(.040)	-
Total distributions	(.236)	(.549)	(.614)	(.607)	(.612)	(.572)
Redemption fees added to paid in capital D	.001	.001	.002	.002	.001	.001
Net asset value, end of period	$ 9.78	$ 9.86	$ 9.23	$ 9.95	$ 9.13	$ 6.23
Total Return B, C	1.65%	13.23%	(.77)%	16.35%	58.03%	(20.07)%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.73%	.77%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.71% A	.73%	.77%	.76%	.76%	.78%
Expenses net of all reductions	.71% A	.73%	.77%	.76%	.76%	.78%
Net investment income (loss)	5.06% A	5.83%	5.87%	6.48%	8.30%	9.55%
Supplemental Data
Net assets, end of period (in millions)	$ 9,696	$ 10,205	$ 9,632	$ 11,064	$ 12,197	$ 7,525
Portfolio turnover rate F	46% A	60%	48%	65%	51%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/13 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 83,119	Adjusted book value	Discount rate	20.0%	Decrease
		Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	7.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease
		Market comparable	Transaction price	$8.00	Increase
			EV/EBIDTA multiple	6.5 - 8.5 / 7.5	Increase
		Parity	Recovery rate	18.5%	Increase
Corporate Bonds	$ 900	Discounted cash flow	Discount rate	25.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Expected listing price	Discount rate	10.0%	Decrease
Preferred Securities	$ 14,505	Market comparable	Transaction price	$99.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 950,259
Gross unrealized depreciation	(303,619)
Net unrealized appreciation (depreciation) on securities and other investments	$ 646,640

Tax cost	$ 8,978,477

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (16,522)
Long-term	(42,626)

Total capital loss carryforward	$ (59,148)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,132,575 and $2,261,858, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $130, including $6 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount to the Fund in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $32.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAI-USAN-1213
1.784852.110

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Actual	.72%	$ 1,000.00	$ 1,010.00	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.5	2.8
Ally Financial, Inc.	1.8	1.7
HCA, Inc.	1.5	1.7
Avaya, Inc.	1.4	2.2
CCO Holdings LLC/CCO Holdings Capital Corp.	1.4	1.7
	8.6
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.3	10.2
Telecommunications	8.4	7.0
Healthcare	7.4	7.4
Technology	7.1	6.8
Diversified Financial Services	5.9	5.9
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 1.0%	BBB 2.0%
BB 25.4%	BB 26.1%
B 48.7%	B 50.0%
CCC,CC,C 14.0%	CCC,CC,C 10.6%
D 0.0%	D 0.1%
Not Rated 1.7%	Not Rated 1.8%
Equities 2.3%	Equities 2.9%
Short-Term Investments and Net Other Assets 6.9%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Nonconvertible Bonds 81.1%		Nonconvertible Bonds 80.4%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 0.5%		Common Stocks 0.6%
	Bank Loan Obligations 9.3%		Bank Loan Obligations 9.8%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	16.6%	** Foreign investments	14.9%

Semiannual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 81.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,887
4.5% 11/15/29 (d)	1,126	1,301
		3,188
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	23,992	19,853
TOTAL CONVERTIBLE BONDS		23,041
Nonconvertible Bonds - 81.1%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	4,583	4,892
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,657
7.125% 3/15/21	8,305	9,001
		20,550
Air Transportation - 0.3%
Air Canada 5.375% 11/15/22 (f)	2,250	2,177
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	4,910	4,665
Series 2013-1B Class B, 5.625% 1/15/21 (f)	2,100	2,027
Continental Airlines, Inc. 6.125% 4/29/18 (f)	730	750
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	7,290	6,926
Class B, 5.375% 5/15/23	3,015	2,887
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,318
		20,750
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21 (f)	2,065	2,148
American Axle & Manufacturing, Inc. 6.25% 3/15/21	4,505	4,742
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,612
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,830
8.25% 6/15/21	9,155	10,357
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,941
6.75% 2/15/21	2,802	3,047
Delphi Corp.:
5.875% 5/15/19	1,535	1,635
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Delphi Corp.: - continued
6.125% 5/15/21	$ 5,810	$ 6,391
General Motors Acceptance Corp. 8% 11/1/31	20,485	24,183
General Motors Financial Co., Inc.:
2.75% 5/15/16 (f)	7,050	7,103
3.25% 5/15/18 (f)	3,810	3,796
4.25% 5/15/23 (f)	1,945	1,867
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	4,233
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	5,275	5,235
LKQ Corp. 4.75% 5/15/23 (f)	1,435	1,367
Pittsburgh Glass Works LLC 8% 11/15/18 (f)(g)	2,790	2,846
Schaeffler Finance BV 4.75% 5/15/21 (f)	9,310	9,287
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(i)	7,080	7,540
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,697
Tenneco, Inc. 7.75% 8/15/18	2,386	2,577
		113,434
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.4647% 2/11/14 (i)	3,105	3,116
4.625% 6/26/15	10,000	10,438
5.5% 2/15/17	8,965	9,682
6.25% 12/1/17	4,180	4,629
7.5% 9/15/20	22,185	25,956
8% 3/15/20	16,900	20,069
Barclays Bank PLC 7.625% 11/21/22	12,490	12,883
GMAC LLC:
8% 12/31/18	5,850	6,815
8% 11/1/31	4,615	5,503
		99,091
Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	2,135	2,066
Clear Channel Communications, Inc.:
4.9% 5/15/15	3,365	3,214
5.5% 12/15/16	1,350	1,158
10.75% 8/1/16	4,398	4,228
11% 8/1/16 pay-in-kind (i)	1,685	1,630
11.25% 3/1/21	5,510	5,916
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Starz LLC/Starz Finance Corp. 5% 9/15/19	$ 2,680	$ 2,707
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,505
		23,424
Building Materials - 4.6%
Associated Materials LLC 9.125% 11/1/17	24,729	26,367
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	1,687	1,708
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,350
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	15,625	17,656
CEMEX Finance LLC 9.375% 10/12/22 (f)	15,510	17,371
CEMEX SA de CV:
5.2481% 9/30/15 (f)(i)	33,110	33,938
5.875% 3/25/19 (f)	4,030	3,949
7.25% 1/15/21 (f)	21,865	22,357
9% 1/11/18 (f)	18,955	20,614
CPG Merger Sub LLC 8% 10/1/21 (f)	7,905	8,182
Gibraltar Industries, Inc. 6.25% 2/1/21	605	626
HD Supply, Inc.:
7.5% 7/15/20 (f)	11,115	11,726
11.5% 7/15/20	21,000	25,331
Headwaters, Inc. 7.625% 4/1/19	18,934	20,165
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	1,590	1,741
Masco Corp. 5.95% 3/15/22	11,070	11,734
Masonite International Corp. 8.25% 4/15/21 (f)	2,205	2,426
Ply Gem Industries, Inc.:
8.25% 2/15/18	18,783	20,098
9.375% 4/15/17	1,787	1,917
USG Corp.:
5.875% 11/1/21 (f)	3,875	3,953
7.875% 3/30/20 (f)	7,965	8,762
8.375% 10/15/18 (f)	9,560	10,397
		274,368
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,675	8,068
5.25% 3/15/21 (f)	5,560	5,365
5.75% 9/1/23 (f)	4,335	4,124
5.75% 1/15/24	10,130	9,598
6.5% 4/30/21	22,615	23,520
6.625% 1/31/22	11,585	11,990
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7% 1/15/19	$ 16,008	$ 16,968
7.375% 6/1/20	6,410	7,003
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	16,110	16,714
DISH DBS Corp.:
5% 3/15/23	6,810	6,512
5.875% 7/15/22	4,085	4,182
6.75% 6/1/21	9,388	10,163
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,407
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	9,520	10,567
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,110
Lynx II Corp. 6.375% 4/15/23 (f)	2,485	2,547
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,010	2,030
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	7,325	7,233
7.5% 3/15/19 (f)	1,515	1,644
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,483
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,821
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,653
Virgin Media Finance PLC 4.875% 2/15/22	5,635	4,776
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	7,987	8,386
		212,864
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	4,610	4,881
Briggs & Stratton Corp. 6.875% 12/15/20	1,646	1,798
Coleman Cable, Inc. 9% 2/15/18	13,972	14,845
General Cable Corp. 5.75% 10/1/22 (f)	11,600	11,542
Renaissance Acquisition Corp. 6.875% 8/15/21 (f)	10,515	10,699
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	14,385	14,745
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	11,710	12,559
		71,069
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 3.5%
Celanese U.S. Holdings LLC:
5.875% 6/15/21	$ 3,065	$ 3,280
6.625% 10/15/18	3,355	3,619
Chemtura Corp. 5.75% 7/15/21	3,105	3,144
Hexion U.S. Finance Corp. 6.625% 4/15/20	28,225	28,648
Huntsman International LLC 4.875% 11/15/20	4,205	4,184
INEOS Finance PLC:
7.5% 5/1/20 (f)	8,095	8,844
8.375% 2/15/19 (f)	3,410	3,802
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,328
LSB Industries, Inc. 7.75% 8/1/19 (f)	2,250	2,379
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	14,140	14,953
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	6,025	6,281
PolyOne Corp. 5.25% 3/15/23	6,075	6,037
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	14,460	14,026
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,094
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	61,515	61,345
Tronox Finance LLC 6.375% 8/15/20	29,690	30,284
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	3,125	3,320
		209,568
Consumer Products - 0.3%
Brunswick Corp. 4.625% 5/15/21 (f)	3,705	3,538
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,963
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)	1,635	1,545
Libbey Glass, Inc. 6.875% 5/15/20	3,174	3,412
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	1,910	2,029
6.625% 11/15/22 (f)	2,255	2,407
		14,894
Containers - 3.4%
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	11,905	12,828
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)	2,705	2,658
7% 11/15/20 (f)	12,405	12,343
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.: - continued
9.125% 10/15/20 (f)	$ 18,992	$ 20,369
Ball Corp. 4% 11/15/23	8,010	7,379
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)	6,820	6,953
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,615	2,824
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	4,979
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	5,190	4,866
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	1,975
7.875% 10/1/18	3,194	3,473
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,419
6.875% 2/15/21	15,710	17,045
7.875% 8/15/19	4,920	5,437
8.25% 2/15/21	17,186	17,873
9% 4/15/19	10,614	11,357
9.875% 8/15/19	17,035	18,845
Sealed Air Corp.:
5.25% 4/1/23 (f)	7,240	7,095
6.5% 12/1/20 (f)	7,805	8,478
8.125% 9/15/19 (f)	9,615	10,841
8.375% 9/15/21 (f)	10,680	12,229
		204,266
Diversified Financial Services - 5.2%
Aircastle Ltd.:
6.25% 12/1/19	7,745	8,248
7.625% 4/15/20	3,920	4,390
9.75% 8/1/18	6,508	7,191
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,784
5% 5/15/17	19,015	20,441
5% 8/15/22	5,515	5,584
5.25% 3/15/18	14,490	15,667
5.375% 5/15/20	11,850	12,694
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (f)	$ 6,890	$ 7,458
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	13,385	14,038
International Lease Finance Corp.:
5.75% 5/15/16	7,810	8,347
6.25% 5/15/19	11,635	12,682
6.625% 11/15/13	9,689	9,701
7.125% 9/1/18 (f)	19,940	22,956
8.25% 12/15/20	3,000	3,544
8.625% 9/15/15	32,369	36,011
8.625% 1/15/22	4,715	5,705
8.75% 3/15/17	30,306	35,610
8.875% 9/1/17	12,220	14,496
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	2,415	2,481
Mariposa Borrower, Inc./Mariposa Merger Sub LLC 8% 10/15/21 (f)	15,125	15,484
SLM Corp.:
5.5% 1/25/23	2,585	2,469
6% 1/25/17	9,085	9,880
7.25% 1/25/22	2,400	2,568
8% 3/25/20	15,072	17,220
8.45% 6/15/18	9,045	10,560
		311,209
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	4,215	4,384
6.5% 11/15/22	18,900	19,845
7.625% 3/15/20	5,745	6,075
7.625% 3/15/20	13,690	14,614
Lamar Media Corp. 5.875% 2/1/22	2,160	2,230
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,381
7.75% 10/15/18	5,950	6,486
Quebecor Media, Inc. 5.75% 1/15/23	4,105	3,972
WMG Acquisition Corp. 6% 1/15/21 (f)	2,312	2,428
		64,415
Electric Utilities - 4.3%
Atlantic Power Corp. 9% 11/15/18	16,690	16,940
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Corp.:
6% 1/15/22 (f)	$ 5,925	$ 6,147
7.5% 2/15/21 (f)	29,320	31,666
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	788	827
11% 10/1/21	454	498
12.25% 3/1/22 (f)	16,825	19,349
GenOn Energy, Inc.:
9.5% 10/15/18	13,615	15,657
9.875% 10/15/20	14,613	16,367
InterGen NV 7% 6/30/23 (f)	29,185	30,134
Mirant Americas Generation LLC:
8.5% 10/1/21	25,173	27,502
9.125% 5/1/31	12,944	13,850
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,168
7.875% 5/15/21	3,335	3,685
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,480	9,010
Puget Energy, Inc.:
5.625% 7/15/22	4,655	5,022
6% 9/1/21	6,915	7,572
RRI Energy, Inc. 7.875% 6/15/17	16,994	18,778
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,526	1,602
The AES Corp.:
4.875% 5/15/23	13,325	12,759
7.375% 7/1/21	16,655	18,862
8% 10/15/17	1,046	1,232
		260,627
Energy - 9.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	9,370	9,323
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,668
7% 5/20/22	7,205	7,781
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,302
6.5% 5/20/21	2,350	2,515
Antero Resources Finance Corp.:
5.375% 11/1/21 (f)(g)	7,795	7,922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Antero Resources Finance Corp.: - continued
7.25% 8/1/19	$ 9,910	$ 10,628
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21 (f)	10,050	9,447
5.875% 8/1/23 (f)	6,150	6,042
6.625% 10/1/20	3,440	3,612
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,505
Chesapeake Energy Corp.:
3.25% 3/15/16	11,085	11,224
5.375% 6/15/21	11,565	12,028
5.75% 3/15/23	4,075	4,320
6.125% 2/15/21	5,895	6,440
6.625% 8/15/20	8,220	9,268
6.875% 11/15/20	4,305	4,865
9.5% 2/15/15	10,048	11,040
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,499
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	3,380	3,541
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)	6,730	6,881
Continental Resources, Inc.:
5% 9/15/22	2,905	3,025
7.125% 4/1/21	2,865	3,209
7.375% 10/1/20	4,203	4,681
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)(g)	4,745	4,852
7.75% 4/1/19	13,355	14,390
Denbury Resources, Inc. 8.25% 2/15/20	2,944	3,238
Edgen Murray Corp. 8.75% 11/1/20 (f)	11,590	13,386
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,240	5,240
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,662
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,950
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,401
9.375% 5/1/20	10,745	12,410
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	10,928
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	$ 9,928	$ 10,052
6.75% 1/15/22 (f)(g)	3,425	3,494
Forest Oil Corp.:
7.25% 6/15/19	6,748	6,815
7.5% 9/15/20	1,685	1,672
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)	3,460	3,607
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,160	6,206
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,872
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	10,690	10,931
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)	5,295	5,295
5.625% 11/15/23 (f)	8,435	8,435
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	29,690	29,616
6.5% 5/15/19	6,915	6,898
8.625% 4/15/20	10,205	10,868
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	3,030	3,136
6.25% 6/15/22	7,041	7,639
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,880	1,918
Offshore Group Investment Ltd.:
7.125% 4/1/23	12,215	12,429
7.5% 11/1/19	22,885	24,887
Oil States International, Inc. 6.5% 6/1/19	6,290	6,699
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	3,728
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	6,130	6,145
Plains Exploration & Production Co.:
6.125% 6/15/19	3,000	3,279
6.5% 11/15/20	3,705	4,082
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	5,535	5,120
5.5% 4/15/23	7,670	7,651
6.875% 12/1/18	7,148	7,720
Rosetta Resources, Inc. 5.625% 5/1/21	5,965	6,025
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	1,565	1,581
Samson Investment Co. 10.25% 2/15/20 (f)	19,710	21,287
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
SemGroup Corp. 7.5% 6/15/21 (f)	$ 5,920	$ 6,201
SESI LLC 6.375% 5/1/19	5,270	5,586
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,382
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	10,477	11,289
7.5% 10/1/18	4,218	4,529
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (f)	7,020	6,564
5.25% 5/1/23	11,175	11,175
6.375% 8/1/22	2,365	2,519
6.875% 2/1/21	5,584	6,017
7.875% 10/15/18	9,169	9,948
Tesoro Corp.:
4.25% 10/1/17	3,905	4,051
5.375% 10/1/22	1,800	1,782
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	6,660	6,893
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,444
6% 1/15/22	1,790	1,880
		579,570
Entertainment/Film - 0.2%
Cinemark U.S.A., Inc. 4.875% 6/1/23	3,300	3,143
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)	2,550	2,601
4.875% 11/1/20 (f)	6,670	6,720
		12,464
Environmental - 1.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	7,940	8,337
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,090
5.25% 8/1/20	5,120	5,261
Covanta Holding Corp.:
6.375% 10/1/22	6,490	6,707
7.25% 12/1/20	4,832	5,227
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	2,050	2,147
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Tervita Corp.:
8% 11/15/18 (f)	$ 19,070	$ 19,833
9.75% 11/1/19 (f)	10,050	9,849
		61,451
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (f)(i)	6,465	6,675
JBS Investments GmbH 7.75% 10/28/20 (f)	15,125	15,598
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	3,085	3,147
Rite Aid Corp.:
6.75% 6/15/21	43,080	45,557
7.7% 2/15/27	3,030	3,106
9.25% 3/15/20	14,495	16,742
Sun Merger Sub, Inc. 5.25% 8/1/18 (f)	3,450	3,605
Tops Holding II Corp. 8.75% 6/15/18 pay-in-kind (f)	5,655	5,853
Tops Markets LLC 8.875% 12/15/17 (f)	7,045	7,750
		108,033
Food/Beverage/Tobacco - 2.6%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	26,606	29,200
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	16,793	17,927
Constellation Brands, Inc. 3.75% 5/1/21	1,910	1,831
Dean Foods Co. 7% 6/1/16	4,000	4,450
DS Waters of America, Inc. 10% 9/1/21 (f)	4,660	4,846
ESAL GmbH 6.25% 2/5/23 (f)	18,010	16,389
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,244
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,188
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	7,335	7,097
JBS Finance II Ltd. 8.25% 1/29/18 (f)	5,325	5,578
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)	5,070	5,209
7.25% 6/1/21 (f)	14,355	14,714
8.25% 2/1/20 (f)	29,985	32,159
Post Holdings, Inc.:
7.375% 2/15/22	1,680	1,791
7.375% 2/15/22 (f)	1,900	2,026
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,394
		158,043
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	$ 23,945	$ 22,119
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	14,545	13,636
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	3,655	3,710
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,140
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,594
MGM Mirage, Inc.:
7.625% 1/15/17	11,747	13,249
7.75% 3/15/22	2,230	2,525
8.625% 2/1/19	15,190	17,829
PNK Finance Corp. 6.375% 8/1/21 (f)	12,145	12,752
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,631
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	25,155	25,880
		132,849
Healthcare - 7.0%
Alere, Inc.:
6.5% 6/15/20	15,875	16,272
7.25% 7/1/18	6,835	7,501
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (f)	2,170	2,224
Community Health Systems, Inc.:
5.125% 8/15/18	5,335	5,548
7.125% 7/15/20	6,270	6,599
8% 11/15/19	48,890	52,985
Emergency Medical Services Corp. 8.125% 6/1/19	9,987	10,849
Endo Health Solutions, Inc. 7% 12/15/20	2,727	2,908
Fresenius Medical Care U.S. Finance II, Inc. 6.5% 9/15/18 (f)	1,305	1,465
HCA Holdings, Inc.:
6.25% 2/15/21	7,735	8,122
7.75% 5/15/21	8,000	8,760
HCA, Inc.:
4.75% 5/1/23	7,390	7,122
5.875% 3/15/22	7,000	7,368
5.875% 5/1/23	14,595	14,704
6.5% 2/15/20	16,520	18,379
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.25% 9/15/20	$ 2,436	$ 2,670
7.5% 11/6/33	2,576	2,589
7.875% 2/15/20	16,571	17,980
8% 10/1/18	3,000	3,525
Healthcare Technology Intermediate, Inc. 7.375% 9/1/18 pay-in-kind (f)	6,925	7,159
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,902
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	5,010	5,311
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,855	2,082
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	1,590	938
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	16,240	16,646
6.75% 10/15/22	11,538	12,634
7.5% 2/15/20	6,951	7,611
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20	2,415	2,512
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	9,795	9,575
8.125% 11/1/18	6,862	7,445
Service Corp. International 4.5% 11/15/20	3,835	3,749
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,672
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)	23,865	22,910
4.5% 4/1/21	780	757
4.75% 6/1/20	5,245	5,206
6% 10/1/20 (f)	6,075	6,424
6.25% 11/1/18	6,620	7,249
6.75% 2/1/20	5,635	5,832
8.125% 4/1/22 (f)	13,325	14,591
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)	16,343	17,405
6.875% 12/1/18 (f)	23,609	25,232
7% 10/1/20 (f)	2,900	3,125
7.25% 7/15/22 (f)	8,905	9,684
VPI Escrow Corp. 6.375% 10/15/20 (f)	21,570	23,026
		421,247
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	4,075	4,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	$ 13,555	$ 13,962
CB Richard Ellis Services, Inc. 6.625% 10/15/20	4,248	4,577
iStar Financial, Inc.:
3.875% 7/1/16	4,305	4,380
4.875% 7/1/18	3,705	3,631
KB Home:
7.25% 6/15/18	1,690	1,842
8% 3/15/20	2,275	2,503
Realogy Corp.:
7.625% 1/15/20 (f)	4,665	5,201
7.875% 2/15/19 (f)	2,468	2,696
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	7,385	7,385
Standard Pacific Corp.:
8.375% 5/15/18	11,118	12,897
8.375% 1/15/21	6,321	7,253
William Lyon Homes, Inc.:
8.5% 11/15/20	4,010	4,291
8.5% 11/15/20 (f)	3,080	3,296
		77,958
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	7,300	7,191
6.75% 6/1/19	15,195	16,183
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	11,375	11,688
		35,062
Insurance - 0.4%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	24,705	25,508
Leisure - 0.4%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	9,815	9,668
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	12,449	10,130
Royal Caribbean Cruises Ltd. 7.25% 6/15/16	1,467	1,654
		21,452
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	12,070	10,380
6.25% 6/1/21	12,105	10,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	$ 3,945	$ 4,073
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)	5,060	5,187
CONSOL Energy, Inc.:
8% 4/1/17	18,052	19,135
8.25% 4/1/20	12,543	13,719
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,781
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,185
7% 11/1/15 (f)	15,520	16,102
8.25% 11/1/19 (f)	7,600	8,436
Peabody Energy Corp. 6% 11/15/18	8,990	9,484
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,724
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	3,880	4,006
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,383
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,451
Walter Energy, Inc. 8.5% 4/15/21 (f)	6,885	5,835
		124,140
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,801
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,692
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,148
		24,641
Publishing/Printing - 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)	1,445	1,561
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	10,340	11,503
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,262
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,954
Roadhouse Financing, Inc. 10.75% 10/15/17	3,503	3,083
		26,802
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)	3,260	3,496
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Air Lease Corp.:
4.75% 3/1/20	$ 1,640	$ 1,661
5.625% 4/1/17 (d)	7,705	8,398
APX Group, Inc.:
6.375% 12/1/19	21,740	21,658
8.75% 12/1/20	2,630	2,696
ARAMARK Corp. 5.75% 3/15/20 (f)	7,145	7,484
Audatex North America, Inc.:
6% 6/15/21 (f)(g)	2,765	2,855
6.125% 11/1/23 (f)(g)	1,850	1,878
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7642% 5/15/14 (i)	3,895	3,895
5.5% 4/1/23	1,690	1,656
Corrections Corp. of America:
4.125% 4/1/20	8,240	8,055
4.625% 5/1/23	5,905	5,698
Hertz Corp.:
5.875% 10/15/20	5,815	6,120
6.25% 10/15/22	5,295	5,547
Laureate Education, Inc. 9.25% 9/1/19 (f)	14,105	15,516
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	4,800	5,040
The Geo Group, Inc.:
5.125% 4/1/23	2,450	2,297
6.625% 2/15/21	1,988	2,105
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,400
United Rentals North America, Inc. 5.75% 7/15/18	2,505	2,687
		110,142
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,663
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	6,935	7,368
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (f)(g)	7,220	7,292
8.625% 11/1/17	25,820	27,072
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	16,356	16,601
8.875% 11/1/17	14,191	14,847
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,400	3,681
Teekay Corp. 8.5% 1/15/20	5,438	5,914
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Ultrapetrol (Bahamas) Ltd.:
8.875% 6/15/21 (f)	$ 5,330	$ 5,703
8.875% 6/15/21 (f)	1,680	1,787
		93,928
Steel - 0.6%
Commercial Metals Co. 4.875% 5/15/23	2,360	2,242
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	31,570	31,373
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,620	3,783
		37,398
Super Retail - 2.0%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)	4,750	4,780
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	3,935	3,965
7.75% 6/1/20 (f)	10,063	10,013
8.875% 3/15/19	1,119	1,217
9% 3/15/19 (f)	31,235	34,905
Limited Brands, Inc.:
6.625% 4/1/21	6,610	7,271
7% 5/1/20	4,578	5,185
Sally Holdings LLC:
5.5% 11/1/23	2,880	2,909
6.875% 11/15/19	3,800	4,199
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	37,328	39,754
The Bon-Ton Department Stores, Inc. 8% 6/15/21	6,745	6,357
		120,555
Technology - 4.8%
ADT Corp. 6.25% 10/15/21 (f)	6,025	6,394
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)	8,155	8,338
Avaya, Inc.:
7% 4/1/19 (f)	21,233	20,278
9% 4/1/19 (f)	7,070	7,105
10.5% 3/1/21 (f)	51,178	44,525
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	23,775	25,142
BMC Software, Inc. 7.25% 6/1/18	3,480	3,602
CDW LLC/CDW Finance Corp.:
8% 12/15/18	3,628	3,973
8.5% 4/1/19	14,555	16,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	$ 5,965	$ 5,876
First Data Corp.:
6.75% 11/1/20 (f)	8,090	8,565
7.375% 6/15/19 (f)	13,895	14,954
8.25% 1/15/21 (f)	4,566	4,863
8.75% 1/15/22 pay-in-kind (f)(i)	6,117	6,530
10.625% 6/15/21 (f)	3,695	3,968
12.625% 1/15/21	5,112	5,898
Freescale Semiconductor, Inc.:
6% 1/15/22 (f)	3,370	3,408
9.25% 4/15/18 (f)	9,057	9,793
Infor U.S., Inc. 9.375% 4/1/19	3,310	3,740
Nuance Communications, Inc. 5.375% 8/15/20 (f)	12,025	11,935
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	7,285	7,303
5.75% 3/15/23 (f)	1,460	1,504
Radio Systems Corp. 8.375% 11/1/19 (f)	3,370	3,724
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,733
Sensata Technologies BV 4.875% 10/15/23 (f)	2,390	2,318
Serena Software, Inc. 10.375% 3/15/16	1,769	1,773
Spansion LLC 7.875% 11/15/17	5,617	5,800
SunGard Data Systems, Inc. 6.625% 11/1/19	7,490	7,827
VeriSign, Inc. 4.625% 5/1/23	5,710	5,560
Viasystems, Inc. 7.875% 5/1/19 (f)	7,145	7,609
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	15,560	17,194
		289,352
Telecommunications - 8.2%
Altice Financing SA 7.875% 12/15/19 (f)	4,180	4,527
Altice Finco SA 9.875% 12/15/20 (f)	10,035	11,214
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,351
Cricket Communications, Inc. 7.75% 10/15/20	5,520	6,307
Crown Castle International Corp. 5.25% 1/15/23	7,485	7,410
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	26,179
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	5,835	5,645
Dycom Investments, Inc. 7.125% 1/15/21	3,400	3,613
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,812
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)	25,860	24,955
6.625% 12/15/22 (f)	23,240	23,705
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.25% 4/1/19	$ 9,710	$ 10,463
7.5% 4/1/21	17,525	19,102
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	5,545	5,836
7.75% 6/1/21 (f)	52,785	55,688
Level 3 Communications, Inc. 8.875% 6/1/19	3,955	4,316
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)(g)	7,470	7,601
7% 6/1/20	2,515	2,678
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	10,715	11,211
6.625% 11/15/20	8,330	8,809
6.625% 4/1/23 (f)	10,715	11,211
Millicom International Cellular SA 4.75% 5/22/20 (f)	3,745	3,520
NeuStar, Inc. 4.5% 1/15/23	4,215	3,836
NII Capital Corp. 7.625% 4/1/21	1,625	943
SBA Communications Corp. 5.625% 10/1/19	3,740	3,848
Sprint Capital Corp. 6.9% 5/1/19	36,939	39,802
Sprint Communications, Inc.:
6% 11/15/22	28,940	28,506
8.375% 8/15/17	3,914	4,530
9% 11/15/18 (f)	3,320	4,026
Sprint Corp. 7.25% 9/15/21 (f)	14,075	15,166
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)	5,020	5,215
6.464% 4/28/19	16,810	17,819
6.542% 4/28/20	8,405	8,909
6.633% 4/28/21	7,075	7,482
6.836% 4/28/23	2,040	2,157
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	14,222
ViaSat, Inc. 6.875% 6/15/20	5,360	5,601
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,535
11.75% 7/15/17 (f)	18,201	19,339
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	38,030	37,324
		496,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.4%
DPL, Inc. 7.75% 10/15/20 (f)	$ 5,840	$ 5,782
Hanesbrands, Inc. 6.375% 12/15/20	17,943	19,468
		25,250
TOTAL NONCONVERTIBLE BONDS		4,884,348
TOTAL CORPORATE BONDS (Cost $4,674,717)		4,907,389
Common Stocks - 0.5%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	65,981	3,178
Building Materials - 0.2%
Nortek, Inc. (a)	136,825	9,601
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	23
Paper - 0.1%
NewPage Corp. (h)	65,420	5,561
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(k)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,482
Class B (a)	5,854	494
		1,976
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	609,310	5,569
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	143,778	1,150
TOTAL COMMON STOCKS (Cost $59,899)		27,058
Preferred Stocks - 1.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25%	19,158	$ 20,643
Huntington Bancshares, Inc. 8.50%	17,162	21,950
Wells Fargo & Co. 7.50%	1,813	2,065
		44,658
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	12,422
TOTAL CONVERTIBLE PREFERRED STOCKS		57,080
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	28,659	27,369
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	915,482	24,590
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,959
TOTAL PREFERRED STOCKS (Cost $91,522)		109,039
Bank Loan Obligations - 9.3%
	Principal Amount (000s)
Automotive - 0.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 778	786
Federal-Mogul Corp.:
Tranche B, term loan 2.1175% 12/27/14 (i)	9,218	9,126
Tranche C, term loan 2.1175% 12/27/15 (i)	5,439	5,385
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	1,731	1,749
		17,046
Cable TV - 0.7%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	20,964	20,964
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (i)	5,152	5,113
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (i)	$ 8,732	$ 8,769
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (i)	9,878	9,977
		44,823
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (i)	19,935	19,935
Rexnord LLC Tranche B, term loan 4% 8/21/20 (i)	15,690	15,533
SRAM LLC. Tranche B, term loan 4% 4/4/20 (i)	5,065	5,014
		40,482
Chemicals - 0.3%
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (i)	6,668	6,752
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (i)	3,661	3,675
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (i)	1,277	1,280
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (i)	670	677
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (i)	3,517	3,552
		15,936
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (i)	5,930	5,930
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	9,965	10,065
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	6,060	6,105
		16,170
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (i)	4,315	4,304
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (i)	16,229	15,884
Tranche B 2LN, term loan 3.25% 1/31/22 (i)	2,190	2,159
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	4,177	4,209
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)	$ 3,260	$ 3,284
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (i)	5,573	5,559
		31,095
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	6,025	6,161
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (i)	13,580	13,784
Tranche B 1LN, term loan 3.875% 9/30/18 (i)	1,500	1,511
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (i)	5,574	5,595
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	1,322	1,330
		28,381
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (i)	4,816	4,816
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (i)	2,551	2,567
Food & Drug Retail - 0.2%
BRE Select Hotels Corp. REL 7.132% 5/9/18 (i)	8,685	8,685
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (i)	660	676
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	1,208	1,209
		10,570
Food/Beverage/Tobacco - 0.1%
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (i)	1,409	1,408
DS Waters of America, Inc. Tranche B 1LN, term loan 5.25% 8/30/20 (i)	5,175	5,259
		6,667
Gaming - 0.1%
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)	2,840	2,865
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	3,489	3,489
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (i)	1,431	1,430
		7,784
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.4%
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (i)	$ 3,379	$ 3,391
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (i)	3,649	3,722
HCA, Inc.:
Tranche B 4LN, term loan 2.918% 5/1/18 (i)	8,105	8,116
Tranche B 5LN, term loan 2.9981% 3/31/17 (i)	9,145	9,168
		24,397
Homebuilders/Real Estate - 0.4%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	1,261	1,261
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (i)	20,890	21,099
		22,360
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)	18,280	18,394
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	760	769
		19,163
Metals/Mining - 0.7%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	7,642	7,317
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (i)	1,085	1,094
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	37,177	37,223
		45,634
Services - 0.2%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	4,343	4,365
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	5,890	5,802
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (i)	285	285
		10,452
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	6,501	6,509
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (i)	8,668	8,397
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 5% 10/25/20 (i)	$ 26,900	$ 26,900
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (i)	9,794	9,856
		51,662
Technology - 2.3%
Avaya, Inc. Tranche B 3LN, term loan 4.7621% 10/26/17 (i)	16,091	14,844
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	28,600	28,922
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (i)	30,612	30,497
First Data Corp. term loan:
4.17% 3/24/17 (i)	7,555	7,555
4.17% 3/24/18 (i)	32,750	32,832
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (i)	15,285	15,132
NXP BV Tranche C, term loan 4.75% 1/11/20 (i)	2,511	2,536
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9243% 2/28/17 (i)	3,151	3,151
Tranche E, term loan 4% 3/8/20 (i)	4,582	4,622
		140,091
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (i)(j)	825	827
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	4,030	4,025
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (i)	2,625	2,638
		7,490
TOTAL BANK LOAN OBLIGATIONS (Cost $550,476)		557,820
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $361,437)	361,437,233	361,437
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $8,467)	$ 8,467	$ 8,467
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $5,746,518)		5,971,210
NET OTHER ASSETS (LIABILITIES) - 0.8%		50,945
NET ASSETS - 100%		$ 6,022,155
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,245,433,000 or 37.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security sold on a delayed delivery basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $84,000 and $84,000, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,150,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,467,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 2,367
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,649
UBS Securities LLC	4,451
$ 8,467
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 134
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 8,226	$ -	$ -	$ -	$ 5,569
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,150	$ -	$ -	$ 1,150
Energy	12,422	-	12,422	-
Financials	99,795	72,426	27,369	-
Industrials	11,577	9,601	-	1,976
Materials	5,584	23	-	5,561
Telecommunication Services	5,569	-	-	5,569
Corporate Bonds	4,907,389	-	4,907,389	-
Bank Loan Obligations	557,820	-	539,070	18,750
Money Market Funds	361,437	361,437	-	-
Cash Equivalents	8,467	-	8,467	-
Total Investments in Securities:	$ 5,971,210	$ 443,487	$ 5,494,717	$ 33,006
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.4%
Luxembourg	5.3%
Canada	1.6%
Mexico	1.5%
Cayman Islands	1.4%
Marshall Islands	1.3%
Australia	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $8,467) - See accompanying schedule: Unaffiliated issuers (cost $5,373,735)	$ 5,604,204
Fidelity Central Funds (cost $361,437)	361,437
Other affiliated issuers (cost $11,346)	5,569
Total Investments (cost $5,746,518)		$ 5,971,210
Cash		6,810
Receivable for investments sold Regular delivery		51,091
Delayed delivery		6,137
Receivable for fund shares sold		5,369
Dividends receivable		654
Interest receivable		91,343
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		19
Other receivables		1
Total assets		6,132,658

Liabilities
Payable for investments purchased Regular delivery	$ 59,692
Delayed delivery	38,165
Payable for fund shares redeemed	4,093
Distributions payable	4,920
Accrued management fee	2,774
Other affiliated payables	751
Other payables and accrued expenses	108
Total liabilities		110,503

Net Assets		$ 6,022,155
Net Assets consist of:
Paid in capital		$ 5,752,680
Undistributed net investment income		55,176
Accumulated undistributed net realized gain (loss) on investments		(10,393)
Net unrealized appreciation (depreciation) on investments		224,692
Net Assets, for 639,321 shares outstanding		$ 6,022,155
Net Asset Value, offering price and redemption price per share ($6,022,155 ÷ 639,321 shares)		$ 9.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2013

Investment Income
Dividends		$ 3,121
Interest		195,283
Income from Fidelity Central Funds		134
Total income		198,538

Expenses
Management fee	$ 17,126
Transfer agent fees	4,018
Accounting fees and expenses	608
Custodian fees and expenses	42
Independent trustees' compensation	16
Registration fees	101
Audit	85
Legal	14
Miscellaneous	31
Total expenses before reductions	22,041
Expense reductions	(23)	22,018
Net investment income (loss)		176,520
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		70,764
Change in net unrealized appreciation (depreciation) on investment securities		(206,664)
Net gain (loss)		(135,900)
Net increase (decrease) in net assets resulting from operations		$ 40,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2013	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,520	$ 372,125
Net realized gain (loss)	70,764	71,144
Change in net unrealized appreciation (depreciation)	(206,664)	292,098
Net increase (decrease) in net assets resulting from operations	40,620	735,367
Distributions to shareholders from net investment income	(169,074)	(340,154)
Distributions to shareholders from net realized gain	-	(32,493)
Total distributions	(169,074)	(372,647)
Share transactions Proceeds from sales of shares	730,938	2,180,078
Reinvestment of distributions	139,364	304,424
Cost of shares redeemed	(1,398,808)	(1,886,644)
Net increase (decrease) in net assets resulting from share transactions	(528,506)	597,858
Redemption fees	620	679
Total increase (decrease) in net assets	(656,340)	961,257

Net Assets
Beginning of period	6,678,495	5,717,238
End of period (including undistributed net investment income of $55,176 and undistributed net investment income of $47,730, respectively)	$ 6,022,155	$ 6,678,495
Other Information Shares
Sold	78,191	235,444
Issued in reinvestment of distributions	14,989	32,821
Redeemed	(150,179)	(203,560)
Net increase (decrease)	(56,999)	64,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2013	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.59	$ 9.05	$ 9.23	$ 8.82	$ 6.83	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.271	.551	.600	.661	.651	.640
Net realized and unrealized gain (loss)	(.183)	.538	(.185)	.381	1.934	(1.799)
Total from investment operations	.088	1.089	.415	1.042	2.585	(1.159)
Distributions from net investment income	(.259)	(.504)	(.597)	(.633)	(.586)	(.604)
Distributions from net realized gain	-	(.046)	-	-	(.010)	-
Total distributions	(.259)	(.550)	(.597)	(.633)	(.596)	(.604)
Redemption fees added to paid in capital D	.001	.001	.002	.001	.001	.003
Net asset value, end of period	$ 9.42	$ 9.59	$ 9.05	$ 9.23	$ 8.82	$ 6.83
Total Return B,C	1.00%	12.44%	4.90%	12.36%	38.94%	(13.26)%
Ratios to Average Net Assets E,G
Expenses before reductions	.72% A	.72%	.76%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.72% A	.72%	.76%	.75%	.75%	.77%
Expenses net of all reductions	.72% A	.72%	.76%	.75%	.75%	.77%
Net investment income (loss)	5.75% A	5.96%	6.79%	7.44%	8.09%	9.04%
Supplemental Data
Net assets, end of period (in millions)	$ 6,022	$ 6,678	$ 5,717	$ 4,785	$ 7,158	$ 5,198
Portfolio turnover rate F	47% A	44%	35%	55%	65%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 315,332
Gross unrealized depreciation	(76,585)
Net unrealized appreciation (depreciation) on securities and other investments	$ 238,747

Tax cost	$ 5,732,463

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (80,661)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,369,064 and $1,848,111, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were forty dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $18.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SPH-USAN-1213
1.784853.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,004.00	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,003.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,000.10	$ 10.08
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,004.40	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.3	4.5
Ally Financial, Inc.	2.0	1.5
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.6	1.7
Sprint Communications, Inc.	1.1	1.0
HCA, Inc.	1.1	1.7
	8.1
Top Five Countries as of October 31, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.0	54.4
Luxembourg	6.3	6.4
Cayman Islands	5.2	5.0
Netherlands	4.6	4.7
Germany	2.8	1.6
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.6	11.7
Banks & Thrifts	10.0	7.4
Energy	8.9	7.3
Diversified Financial Services	7.6	10.0
Electric Utilities	5.6	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
AAA,AA,A 0.5%	AAA,AA,A 0.4%
BBB 4.8%	BBB 7.4%
BB 35.3%	BB 35.5%
B 38.8%	B 40.2%
CCC,CC,C 12.0%	CCC,CC,C 7.5%
D 0.0%	D 0.0%
Not Rated 2.1%	Not Rated 3.1%
Equities 1.8%	Equities 1.4%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Corporate Bonds 84.4%		Corporate Bonds 81.0%
	Government Obligations 0.5%		Government Obligations 3.0%
	Stocks 1.8%		Stocks 1.4%
	Preferred Securities 3.7%		Preferred Securities 3.1%
	Bank Loan Obligations 4.9%		Bank Loan Obligations 7.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	45.3%	** Foreign investments	41.1%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.4%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		$ 230,000	$ 218,500
Services - 0.0%
Abengoa SA:
4.5% 2/3/17	EUR	50,000	67,548
6.25% 1/17/19 (Reg. S)	EUR	100,000	127,275
			194,823
TOTAL CONVERTIBLE BONDS			413,323
Nonconvertible Bonds - 84.3%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21 (f)		55,000	58,850
TransDigm, Inc. 7.5% 7/15/21		635,000	692,150
			751,000
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		178,000	176,220
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	103,250
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	56,513
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	462,363
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	46,688
			845,034
Automotive - 3.1%
Affinia Group, Inc. 7.75% 5/1/21 (f)		50,000	52,000
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	139,521
4.25% 2/25/16	EUR	100,000	140,889
8.375% 7/15/14	EUR	190,000	269,457
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	96,525
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	280,756
Dana Holding Corp.:
5.375% 9/15/21		200,000	204,500
6% 9/15/23		200,000	205,000
Delphi Corp. 6.125% 5/15/21		550,000	605,000
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	348,818
6.625% 3/15/18 (Reg. S)	EUR	100,000	143,922
7.625% 9/15/14	EUR	50,000	71,025
7.75% 10/17/16	EUR	650,000	976,086
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	$ 741,360
6.25% 3/9/18	EUR	100,000	154,959
Ford Motor Co. 6.625% 10/1/28		5,000	5,736
General Motors Acceptance Corp. 8% 11/1/31		400,000	472,200
General Motors Financial Co., Inc.:
4.25% 5/15/23 (f)		125,000	120,000
4.75% 8/15/17 (f)		795,000	840,713
6.75% 6/1/18		1,340,000	1,517,550
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	141,206
LKQ Corp. 4.75% 5/15/23 (f)		55,000	52,388
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	224,438
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	149,249
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		400,000	396,500
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	239,400
8.75% 2/15/19 (Reg. S)	EUR	400,000	614,382
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	143,922
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	239,625
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		775,000	769,188
			10,356,315
Banks & Thrifts - 7.4%
Alfa Bond Issuance PLC 7.75% 4/28/21 (Reg. S)		600,000	652,500
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,126,875
4.5% 2/11/14		230,000	231,725
4.75% 9/10/18		885,000	921,247
7.5% 9/15/20		2,065,000	2,416,050
8% 3/15/20		185,000	219,688
Banco Santander Mexico SA 4.125% 11/9/22 (f)		475,000	454,219
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	194,369
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	192,000
6.875% 5/3/17 (Reg. S)		200,000	203,500
Bank of Ireland:
10% 7/30/16	EUR	200,000	291,748
10% 12/19/22	EUR	200,000	320,429
Barclays Bank PLC 7.625% 11/21/22		245,000	252,718
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (i)	EUR	450,000	566,691
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
BBVA Bancomer SA 7.25% 4/22/20 (f)		$ 900,000	$ 985,500
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	265,000
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	169,370
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	96,375
CBOM Finance PLC 8.25% 8/5/14		300,000	310,125
Citic Bank International Ltd. 3.875% 9/28/22 (Reg. S) (i)		200,000	195,020
Commerzbank AG 7.75% 3/16/21	EUR	400,000	599,854
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	EUR	200,000	281,924
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	412,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	757,425
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	410,347
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,210,375
8% 12/31/18		30,000	34,950
8% 11/1/31		1,765,000	2,104,763
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	377,183
HSBK BV 7.25% 5/3/17 (f)		700,000	749,000
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	570,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	772,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	201,000
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	567,431
National Savings Bank 8.875% 9/18/18 (Reg. S)		400,000	425,280
PT Bank Negara Indonesia (Persero) Tbk 4.125% 4/27/17		200,000	202,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	377,624
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	235,352
SBB Capital Corp. 6.62% (g)(i)		200,000	201,957
State Bank of India 6.439% (g)(i)		300,000	271,426
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	196,051
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	385,955
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	405,480
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	66,190
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		400,000	420,000
			24,419,466
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		$ 100,000	$ 96,750
7.75% 7/15/21		5,000	5,625
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	378,812
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,470,000	1,403,850
5.5% 9/15/14		500,000	493,750
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	345,263
Myriad International Holding BV 6% 7/18/20 (f)		600,000	641,250
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	156,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	287,191
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		455,000	433,956
5.75% 8/1/21 (f)		655,000	668,100
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	763,125
			5,673,672
Building Materials - 2.1%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	185,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
Associated Materials LLC 9.125% 11/1/17		350,000	373,188
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)		60,000	60,750
CEMEX Finance LLC 9.375% 10/12/22 (f)		400,000	448,000
CEMEX SA de CV 5.2481% 9/30/15 (f)(i)		345,000	353,625
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	206,500
10.5% 4/27/17 (Reg. S)		200,000	217,000
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	720,069
8.5% 10/31/19	EUR	300,000	518,830
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	176,168
Interline Brands, Inc. 10% 11/15/18 pay-in-kind		40,000	43,800
Lafarge SA:
5% 7/16/14	EUR	500,000	694,505
5.375% 6/26/17	EUR	650,000	969,026
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		200,000	200,390
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 8.5% 4/15/21		$ 120,000	$ 131,550
Ply Gem Industries, Inc. 8.25% 2/15/18		379,000	405,530
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	423,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,000
6.3% 11/15/16		20,000	21,247
7.875% 3/30/20 (f)		105,000	115,500
9.75% 1/15/18		135,000	158,625
West China Cement Ltd. 7.5% 1/25/16		200,000	201,500
			6,746,178
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,018,350
5.75% 9/1/23 (f)		180,000	171,225
5.75% 1/15/24		1,860,000	1,762,350
6.625% 1/31/22		240,000	248,400
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,688
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	664,450
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	276,981
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	112,700
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	145,744
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,687,781
5.875% 7/15/22		325,000	332,719
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	201,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	205,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	438,893
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		75,000	75,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	332,958
5.5% 9/15/22 (Reg. S)	EUR	400,000	551,247
5.5% 1/15/23 (f)		200,000	197,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	589,264
8.125% 12/1/17 (Reg. S)	EUR	123,557	175,225
9.5% 3/15/21 (Reg. S)	EUR	200,000	311,604
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		$ 270,000	$ 288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	164,625
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	161,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	433,801
			10,594,105
Capital Goods - 0.5%
Franz Haniel & Compagnie GmbH 7.125% 2/1/17	EUR	50,000	76,625
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	143,922
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	150,371
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	190,327
Wendel SA:
4.375% 8/9/17	EUR	250,000	360,680
5.875% 9/17/19	EUR	200,000	300,791
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	187,860
6.875% 4/5/17 (Reg. S)		200,000	205,000
			1,615,576
Chemicals - 1.6%
Braskem Finance Ltd. 7% 5/7/20 (f)		400,000	437,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	230,057
Chemtura Corp. 5.75% 7/15/21		115,000	116,438
Hexion U.S. Finance Corp. 6.625% 4/15/20		475,000	482,125
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	519,149
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	289,201
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	362,153
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	89,888
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		390,000	412,425
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,500
PolyOne Corp. 5.25% 3/15/23		250,000	248,438
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	308,250
SPCM SA 6% 1/15/22 (f)		115,000	119,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,270,000	1,266,825
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	159,375
			5,249,137
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind		$ 190,000	$ 196,413
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,750
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		200,000	197,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		45,000	47,813
6.625% 11/15/22 (f)		55,000	58,713
			584,889
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		359,296	378,571
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	487,093
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		1,215,000	1,309,163
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		200,000	196,500
7% 11/15/20 (f)		200,000	199,000
7.375% 10/15/17 (f)		200,000	214,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		460,000	493,350
Ball Corp. 4% 11/15/23		585,000	538,931
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)		75,000	76,459
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	70,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		1,455,000	1,364,063
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,125
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	213,369
6.75% 9/15/20 (Reg. S)	EUR	200,000	316,193
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	465,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,116,625
6.875% 2/15/21		500,000	542,500
7.875% 8/15/19		250,000	276,250
8.25% 2/15/21		250,000	260,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (f)		$ 145,000	$ 157,506
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,740
			10,147,165
Diversified Financial Services - 6.0%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	271,876
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	161,908	106,801
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	448,261
CIT Group, Inc.:
5% 8/15/22		270,000	273,375
5% 8/1/23		1,480,000	1,483,700
5.375% 5/15/20		330,000	353,513
5.5% 2/15/19 (f)		575,000	622,438
Citigroup, Inc. 5.9% (g)(i)		770,000	731,257
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	320,836
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	371,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	891,438
International Lease Finance Corp.:
4.625% 4/15/21		1,030,000	1,000,394
5.875% 8/15/22		975,000	1,004,250
6.25% 5/15/19		640,000	697,600
8.25% 12/15/20		1,640,000	1,937,250
8.625% 1/15/22		2,505,000	3,031,050
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	553,652
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	400,000	649,037
SLM Corp.:
5.5% 1/15/19		445,000	457,594
5.5% 1/25/23		1,250,000	1,193,750
8% 3/25/20		190,000	217,075
8.45% 6/15/18		620,000	723,850
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	552,500
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	360,109
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	723,138
7.625% 1/15/20 (Reg. S)	EUR	250,000	366,660
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	446,021
			19,788,845
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		$ 660,000	$ 697,950
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	104,000
6.5% 11/15/22		275,000	288,750
7.625% 3/15/20		65,000	68,738
Lamar Media Corp. 5.875% 2/1/22		55,000	56,788
National CineMedia LLC:
6% 4/15/22		300,000	312,000
7.875% 7/15/21		35,000	38,675
WMG Acquisition Corp. 6% 1/15/21 (f)		59,000	61,950
			1,628,851
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18		945,000	959,175
Calpine Corp.:
6% 1/15/22 (f)		225,000	233,438
7.875% 1/15/23 (f)		629,000	684,038
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		300,000	313,500
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	820,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	41,675
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	409,500
10% 12/1/20 (f)		2,290,000	2,393,050
12.25% 12/1/18 pay-in-kind (f)(i)		450,000	271,781
12.25% 3/1/22 (f)		2,120,000	2,438,000
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	63,250
9.875% 10/15/20		385,000	431,200
InterGen NV 7% 6/30/23 (f)		1,110,000	1,146,075
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	418,000
6.95% 2/21/19 (Reg. S)		400,000	418,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	231,750
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	197,950
NRG Energy, Inc. 6.625% 3/15/23		405,000	418,669
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	398,438
NV Energy, Inc. 6.25% 11/15/20		500,000	581,847
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 400,000	$ 406,709
8.375% 12/10/18		350,000	416,605
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	161,000
5.5% 11/22/21 (Reg. S)		200,000	201,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,454
6% 9/1/21		1,045,000	1,144,262
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	191,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	151,153
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	439,911
The AES Corp.:
4.875% 5/15/23		520,000	497,900
7.375% 7/1/21		35,000	39,638
8% 10/15/17		23,000	27,083
TXU Corp.:
5.55% 11/15/14		1,361,000	544,400
6.5% 11/15/24		475,000	175,750
6.55% 11/15/34		1,000,000	370,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	270,328
			18,035,529
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	228,850
Afren PLC 10.25% 4/8/19 (f)		675,000	772,875
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,650
7% 5/20/22		180,000	194,400
Antero Resources Finance Corp. 6% 12/1/20		585,000	617,175
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (f)		205,000	201,413
Basic Energy Services, Inc.:
7.75% 2/15/19		90,000	93,375
7.75% 10/15/22		207,000	209,070
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	447,200
5.75% 3/15/23		250,000	265,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.125% 2/15/21		$ 270,000	$ 294,975
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	536,250
6.125% 7/15/22		170,000	182,325
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,088
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	198,733
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	398,775
Concho Resources, Inc. 5.5% 4/1/23		240,000	249,000
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)(h)		175,000	178,938
7.75% 4/1/19		150,000	161,625
Denbury Resources, Inc. 4.625% 7/15/23		810,000	747,225
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	203,775
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	100,780
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	596,250
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	173,250
EDP Finance BV 5.5% 2/18/14	EUR	500,000	687,022
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	510,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	123,750
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (f)(i)		203,364	206,205
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,500
9.375% 5/1/20		565,000	652,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	764,675
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,150
7.5% 9/15/20		130,000	129,025
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	140,738
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	96,425
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	676,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Gulfmark Offshore, Inc. 6.375% 3/15/22		$ 340,000	$ 342,550
Halcon Resources Corp. 8.875% 5/15/21		135,000	140,569
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	175,500
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	209,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (f)		80,000	82,000
5.5% 2/1/22 (f)		175,000	178,500
8.125% 12/1/19		285,000	316,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	433,913
6.5% 5/15/19		335,000	334,163
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		660,000	640,200
6.25% 6/15/22		68,000	73,780
MIE Holdings Corp. 9.75% 5/12/16		200,000	211,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	539,275
7.5% 11/1/19		1,510,000	1,642,125
Oil States International, Inc. 6.5% 6/1/19		30,000	31,950
Pacific Drilling SA 5.375% 6/1/20 (f)		260,000	261,950
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	413,250
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,075,000	1,185,188
Pan American Energy LLC 7.875% 5/7/21 (f)		950,000	978,500
Petroleos Mexicanos 6.625% (f)(g)		750,000	772,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	203,435
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,650
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	141,413
Range Resources Corp. 5.75% 6/1/21		250,000	266,250
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	227,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		960,000	969,600
5.625% 4/15/23 (f)		400,000	392,000
SemGroup Corp. 7.5% 6/15/21 (f)		870,000	911,325
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		100,000	105,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		$ 525,000	$ 498,750
Unit Corp. 6.625% 5/15/21		650,000	679,250
Western Refining, Inc. 6.25% 4/1/21		105,000	105,263
WPX Energy, Inc. 6% 1/15/22		85,000	89,250
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	409,000
8.125% 4/22/18 (Reg. S)		200,000	204,500
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,060,000
			27,395,599
Entertainment/Film - 0.7%
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	252,413
5.125% 12/15/22		50,000	48,875
7.375% 6/15/21		15,000	16,425
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	96,900
4.875% 11/1/20 (f)		245,000	246,838
5.375% 11/1/23 (f)		195,000	196,950
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	464,125
5.75% 2/1/25		55,000	52,388
			2,257,689
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,375
5.25% 8/1/20		110,000	113,025
Covanta Holding Corp. 6.375% 10/1/22		103,000	106,439
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	209,500
Tervita Corp.:
8% 11/15/18 (f)		120,000	124,800
9.75% 11/1/19 (f)		60,000	58,800
			713,939
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(i)		225,000	232,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
BI-LO LLC/BI-LO Finance Corp.: - continued
9.25% 2/15/19 (f)		$ 135,000	$ 149,513
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	81,600
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	179,350
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,459,350
6.875% 12/15/28 (f)		650,000	624,000
7.7% 2/15/27		586,000	600,650
9.25% 3/15/20		155,000	179,025
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		800,000	912,000
Tops Markets LLC 8.875% 12/15/17 (f)		95,000	104,500
			4,522,301
Food/Beverage/Tobacco - 2.0%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	302,099
9.875% 5/1/19 (Reg. S)	EUR	100,000	153,426
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	435,000
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,315,950
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	298,705
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,155,000	1,155,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,435,000	1,388,363
MHP SA 10.25% 4/29/15 (f)		200,000	201,000
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	351,318
			6,600,861
Gaming - 1.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	43,600
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	272,506
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,675
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	207,736
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	150,863
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	227,700
5% 2/15/21 (Reg. S)		200,000	198,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	304,125
6.625% 12/15/21		150,000	160,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19		$ 315,000	$ 369,731
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,688
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,415,000	1,563,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	456,000
			4,054,512
Healthcare - 4.9%
Alere, Inc. 6.5% 6/15/20		530,000	543,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (f)		85,000	87,125
7.75% 2/15/19		195,000	210,356
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	144,600
DaVita, Inc.:
5.75% 8/15/22		155,000	159,069
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	48,884
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	74,676
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,827
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	204,750
7.75% 5/15/21		950,000	1,040,250
HCA, Inc.:
4.75% 5/1/23		1,290,000	1,243,238
5.875% 3/15/22		620,000	652,550
5.875% 5/1/23		340,000	342,550
6.5% 2/15/20		895,000	995,688
7.5% 2/15/22		180,000	202,275
HealthSouth Corp.:
5.75% 11/1/24		100,000	99,250
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,800
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,125
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	652,278
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	150,450
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	206,208
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	369,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	62,400
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	280,582
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Rural/Metro Corp. 10.125% 7/15/19 (c)(f)		$ 110,000	$ 32,450
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,513
8.125% 11/1/18		71,000	77,035
Select Medical Corp. 6.375% 6/1/21		780,000	752,700
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		1,125,000	1,080,000
4.5% 4/1/21		180,000	174,600
4.75% 6/1/20		135,000	133,988
6% 10/1/20 (f)		235,000	248,513
6.25% 11/1/18		85,000	93,075
6.75% 2/1/20		145,000	150,075
8.125% 4/1/22 (f)		955,000	1,045,725
9.25% 2/1/15		300,000	327,375
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		665,000	728,175
6.75% 8/15/21 (f)		40,000	42,600
7.25% 7/15/22 (f)		25,000	27,188
7.5% 7/15/21 (f)		1,568,000	1,740,480
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	202,825
VWR Funding, Inc. 7.25% 9/15/17		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		30,000	9,750
			16,032,873
Homebuilders/Real Estate - 4.7%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	315,750
10% 11/14/16 (Reg. S)		400,000	420,520
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		745,000	733,825
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	135,100
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	87,550
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	339,938
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	201,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	195,750
China Properties Group Ltd. 13.5% 10/16/18 (Reg. S)		200,000	204,000
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	218,500
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	214,000
CIFI Holdings Group Co. Ltd. 12.25% 4/15/18		200,000	223,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		$ 200,000	$ 199,760
11.25% 4/22/17 (Reg. S)		300,000	324,750
D.R. Horton, Inc. 5.75% 8/15/23		575,000	596,563
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		700,000	750,750
Fantasia Holdings Group Co. Ltd. 10.75% 1/22/20 (Reg. S)		200,000	197,000
Franshion Brilliant Ltd. 5.375% 10/17/18 (Reg. S)		200,000	200,861
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		200,000	199,240
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	200,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	186,000
Greenland Hong Kong Holdings Ltd.:
4.75% 10/18/16		200,000	200,200
13.5% 4/8/16		200,000	222,371
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	523,100
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	211,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	455,400
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,700
11.5% 7/20/20 (Reg. S)		105,000	109,725
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	204,000
10.25% 1/8/20 (Reg. S)		200,000	206,000
12.875% 9/18/17		200,000	226,000
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	443,000
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	404,000
9.5% 4/7/16 (Reg. S)		200,000	213,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	193,960
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	750,000
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	213,000
Realogy Corp. 9% 1/15/20 (f)		125,000	144,688
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	430,000
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	142,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	219,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	$ 682,269
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,350
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	289,500
11% 3/8/18		300,000	336,750
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		200,000	200,250
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	205,500
12.5% 10/16/17 (Reg. S)		200,000	225,500
Theta Capital Pte Ltd. 7% 5/16/19		200,000	202,712
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)		90,000	87,075
William Lyon Homes, Inc.:
8.5% 11/15/20		100,000	107,000
8.5% 11/15/20 (f)		115,000	123,050
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	262,350
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	426,000
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	203,000
11.75% 10/25/17 (Reg. S)		200,000	225,000
			15,367,057
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,363
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		445,000	457,238
Host Hotels & Resorts LP 6% 10/1/21		60,000	66,416
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	158,813
			729,830
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	345,287
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	356,213
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	288,859
5.921% 7/24/37 (i)	EUR	150,000	201,626
			1,191,985
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	590,361
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		$ 85,000	$ 85,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (f)(i)		110,000	109,450
			784,811
Metals/Mining - 2.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	167,700
6.25% 6/1/21		295,000	250,013
9.75% 4/15/18		210,000	216,300
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	819,250
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		200,000	211,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	192,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	51,625
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)		265,000	271,625
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	61,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	183,000
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	209,000
7% 11/1/15 (f)		225,000	233,438
8.25% 11/1/19 (f)		605,000	671,550
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	364,001
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	72,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	404,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	327,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	78,800
7% 4/15/20 (f)		40,000	41,400
Nord Gold NV 6.375% 5/7/18 (f)		200,000	192,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	399,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,050
PT Adaro Indonesia:
7.625% 10/22/19 (f)		1,050,000	1,110,375
7.625% 10/22/19 (Reg. S)		300,000	317,250
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		200,000	206,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	399,500
Southern Copper Corp. 7.5% 7/27/35		700,000	751,135
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		$ 200,000	$ 208,500
8.25% 6/7/21 (Reg. S)		200,000	206,000
9.5% 7/18/18 (Reg. S)		400,000	444,480
Walter Energy, Inc. 9.5% 10/15/19 (f)		150,000	158,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	100,000
			9,378,742
Paper - 0.3%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		200,000	220,000
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	133,741
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,463
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		235,000	243,225
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	145,279
			919,708
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		225,000	243,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	204,500
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	190,800
			638,300
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	266,664
4.25% 12/13/21	EUR	350,000	342,898
			609,562
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	113,663
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	576,250
			822,101
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,350
APX Group, Inc.:
6.375% 12/1/19		985,000	981,306
8.75% 12/1/20		980,000	1,004,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (f)		$ 255,000	$ 267,113
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	867,300
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Hertz Corp.:
5.875% 10/15/20		150,000	157,875
6.25% 10/15/22		105,000	109,988
Iron Mountain, Inc. 5.75% 8/15/24		125,000	119,375
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	1,023,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	73,500
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	105,000
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	512,089
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind		155,000	165,269
9.625% 6/15/18 pay-in-kind		90,000	97,425
			5,814,665
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (f)(h)		255,000	257,550
8.625% 11/1/17		25,000	26,213
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,250,625
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	130,813
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		160,000	171,200
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	186,638
			2,156,939
Steel - 1.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	306,750
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	197,000
6.625% 4/15/21		200,000	195,000
6.875% 1/21/18 (Reg. S)		300,000	312,000
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		600,000	658,500
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		130,000	129,188
Metinvest BV 10.25% 5/20/15 (f)		100,000	100,970
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		$ 520,000	$ 543,400
11.25% 10/15/18		200,000	209,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,033,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	129,600
TMK Capital SA 7.75% 1/27/18		600,000	626,220
			4,441,128
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	22,175
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)		85,000	85,531
Claire's Stores, Inc.:
7.75% 6/1/20 (f)		100,000	99,500
9% 3/15/19 (f)		410,000	458,175
CST Brands, Inc. 5% 5/1/23 (f)		65,000	62,888
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	204,500
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		130,000	134,875
Limited Brands, Inc. 5.625% 2/15/22		250,000	257,500
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	189,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,675
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,200
7% 7/15/22		105,000	113,400
The Bon-Ton Department Stores, Inc. 8% 6/15/21		150,000	141,375
			1,844,794
Technology - 4.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	414,000
6.125% 9/15/23 (f)		260,000	271,700
ADT Corp. 6.25% 10/15/21 (f)		235,000	249,394
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		400,000	409,000
Avaya, Inc.:
7% 4/1/19 (f)		685,000	654,175
9% 4/1/19 (f)		490,000	492,450
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,485,000	1,570,388
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		135,000	126,225
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	156,263
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	122,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		$ 115,000	$ 117,588
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		35,000	34,475
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,016,919
11.25% 1/15/21 (f)		535,000	587,831
Flextronics International Ltd. 4.625% 2/15/20		610,000	611,525
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		183,000	197,869
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	160,000
10% 2/1/19 (Reg. S)		200,000	160,000
IAC/InterActiveCorp 4.75% 12/15/22		775,000	734,313
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	251,250
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	200,500
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	185,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	116,400
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	89,100
STATS ChipPAC Ltd.:
4.5% 3/20/18 (f)		212,000	211,746
4.5% 3/20/18 (Reg. S)		200,000	199,760
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	308,275
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	137,472
Trionista Topco GmbH 6.875% 4/30/21 (Reg. S)	EUR	100,000	142,482
VeriSign, Inc. 4.625% 5/1/23		1,905,000	1,854,994
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	314,175
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	602,225
13.375% 10/15/19		220,000	253,000
			14,833,344
Telecommunications - 11.8%
Altice Financing SA 7.875% 12/15/19 (f)		775,000	839,325
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	100,000	147,316
9.875% 12/15/20 (f)		665,000	743,138
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		500,000	468,750
Bite Finance International BV 7.725% 2/15/18 (Reg. S) (i)	EUR	200,000	276,302
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,031
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		$ 440,000	$ 456,280
14.75% 12/1/16 (f)		700,000	959,000
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	515,813
7% 2/15/20 (f)		400,000	408,000
8.25% 9/1/17 (f)		600,000	624,000
8.25% 9/30/20 (f)		525,000	555,188
10.5% 4/15/18 (f)		400,000	432,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		905,000	875,588
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	301,746
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		270,253	282,392
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	256,850
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	399,200
Frontier Communications Corp. 8.5% 4/15/20		750,000	856,875
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,130,063
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		590,000	601,800
7.5% 4/1/21		400,000	436,000
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)		965,000	1,018,075
8.125% 6/1/23 (f)		1,295,000	1,369,463
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,019
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)(h)		265,000	269,638
7% 6/1/20		900,000	958,500
10% 2/1/18		200,000	213,750
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		380,000	397,575
6.625% 4/1/23 (f)		580,000	606,825
Millicom International Cellular SA:
4.75% 5/22/20 (f)		200,000	188,000
6.625% 10/15/21 (f)		400,000	410,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	137,812
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	528,000
8.625% 6/22/20 (f)		550,000	663,410
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23		$ 1,795,000	$ 1,633,450
NII Capital Corp. 7.625% 4/1/21		70,000	40,600
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	154,246
OTE PLC:
4.625% 5/20/16	EUR	500,000	689,058
6% 2/12/15	EUR	50,000	71,160
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	202,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		400,000	396,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	683,152
SBA Communications Corp. 5.625% 10/1/19		245,000	252,044
Sprint Capital Corp.:
6.9% 5/1/19		815,000	878,163
8.75% 3/15/32		495,000	539,550
Sprint Communications, Inc.:
6% 11/15/22		3,125,000	3,078,070
9% 11/15/18 (f)		505,000	612,313
Sprint Corp. 7.875% 9/15/23 (f)		530,000	575,050
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)		195,000	202,556
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	323,300
6.633% 4/28/21		275,000	290,813
6.731% 4/28/22		205,000	216,531
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd.:
4.625% 4/3/18 (f)		400,000	389,500
4.625% 4/3/18 (Reg. S)		200,000	194,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		600,000	609,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		400,000	426,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	141,613
6.375% 11/15/20 (Reg. S)	EUR	200,000	288,674
6.75% 8/15/24 (Reg. S)	EUR	100,000	142,224
TW Telecom Holdings, Inc.:
5.375% 10/1/22 (f)		435,000	433,913
6.375% 9/1/23 (f)		435,000	452,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 409,045
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		225,000	246,094
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,030,000
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	784,340
7.375% 2/15/18 (Reg. S)	EUR	250,000	354,264
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	1,028,628	1,355,294
12.25% 7/15/17 pay-in-kind (f)(i)		752,662	738,686
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	69,924
			38,839,789
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (f)		230,000	242,075
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(i)		135,000	138,544
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	75,375
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	199,000
			654,994
TOTAL NONCONVERTIBLE BONDS			277,041,285
TOTAL CORPORATE BONDS (Cost $270,452,561)			277,454,608
Government Obligations - 0.5%

Germany - 0.5%
German Federal Republic 0.25% 3/14/14 (Cost $1,493,248)	EUR	1,150,000	1,562,615
Common Stocks - 1.0%
	Shares
Automotive - 0.2%
General Motors Co. (a)	20,000	739,000
Common Stocks - continued
	Shares	Value
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	$ 496,340
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	596,800
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	468,900
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	57,596
Metals/Mining - 0.3%
OCI Resources LP	40,000	879,600
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	111,389
TOTAL COMMON STOCKS (Cost $3,117,962)		3,349,625
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	256,600
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	677,095
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	465,321
		1,142,416
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,343,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,485,416
TOTAL PREFERRED STOCKS (Cost $2,523,351)		2,742,016
Bank Loan Obligations - 4.9%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 29,925	$ 30,224
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	64,675	65,322
		95,546
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (i)	104,213	104,473
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (i)	5,714	5,886
Univision Communications, Inc. term loan 4.5% 3/1/20 (i)	281,250	283,008
		393,367
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (i)	60,000	60,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	235,000
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	25,000	25,250
		260,250
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	400,000	401,500
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.504% 11/1/19 (i)	14,666	14,703
		416,203
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	414,113
Tranche B2 1LN, term loan 5% 7/10/20 (i)	230,000	231,725
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (i)	23,750	23,928
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (i)	61,335	61,718
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	213,925	215,529
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	354,113	354,555
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (i)	44,653	44,932
		1,346,500
Electric Utilities - 0.1%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (i)	52,177	52,177
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	$ 54,863	$ 55,137
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	154,544	155,703
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)	120,000	120,900
		383,917
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	425,000	434,563
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (i)	224,438	230,048
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,667
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	964,250
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	24,938	25,031
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	90,187	91,314
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,875	50,187
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
		1,964,704
Food & Drug Retail - 0.2%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (i)	370,000	370,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	149,250	149,623
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,594
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (i)	104,474	104,474
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	43,502	43,556
		693,247
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,788	84,999
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	75,563
		160,562
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Gaming - 0.5%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	$ 70,000	$ 71,093
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)	110,000	110,968
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (i)	1,085,808	1,020,660
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	89,325	89,325
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (i)	322,652	326,298
		1,696,719
Healthcare - 0.1%
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (i)	191,250	195,075
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (i)	49,375	49,375
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (i)	215,752	196,334
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (i)	10,000	10,100
Tranche B 1LN, term loan 5.25% 7/3/19 (i)	10,000	10,100
		460,984
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	136,136	136,136
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)	715,000	719,469
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	30,000	30,338
		749,807
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (i)	245,000	246,838
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	288,550	276,287
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	$ 34,738	$ 34,969
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,175
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	376,200	376,670
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (i)	204,488	203,209
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (i)	59,850	59,252
		970,562
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	309,724	314,370
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (i)	19,700	19,700
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (i)	641,775	652,204
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	889,355	889,355
		1,561,259
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (i)	83,442	83,859
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (i)	665,000	668,325
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	94,417	94,890
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (i)	30,000	30,300
		793,515
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (i)	49,875	50,187
Technology - 0.3%
Ancestry.com, Inc. Tranche B 2LN, term loan 4.25% 5/15/18 (i)	22,500	22,613
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	375,000	379,219
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,888	44,775
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 279,450
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	148,875	149,247
		875,304
Telecommunications - 0.6%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (i)(j)	1,565,000	1,568,913
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	147,385	147,208
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	164,175	167,048
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (i)	25,000	25,500
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	10,000	10,125
		1,918,794
TOTAL BANK LOAN OBLIGATIONS (Cost $15,868,343)		16,270,505
Preferred Securities - 3.7%

Banks & Thrifts - 2.3%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	300,000	408,783
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	205,569
Bank of America Corp. 5.2% (g)(i)	770,000	713,811
Barclays Bank PLC:
4.75% (g)(i)	400,000	463,394
4.875% (g)(i)	400,000	501,948
BNP Paribas SA 5.019% (g)(i)	50,000	71,933
BPCE SA 9% (g)(i)	600,000	909,226
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	197,461
6.117% (g)(i)	300,000	423,753
Credit Agricole SA 7.875% (g)(i)	400,000	609,789
Intesa Sanpaolo SpA:
8.047% (g)(i)	500,000	722,331
8.375% (g)(i)	500,000	728,203
JPMorgan Chase & Co. 5.15% (g)(i)	790,000	736,197
Lloyds TSB Bank PLC 2.725% (g)(i)	150,000	199,095
Natixis SA 6.307% (g)(i)	150,000	211,308
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	50,000	65,620
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Societe Generale 6.999% (g)(i)	$ 200,000	$ 307,304
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	149,179
		7,624,904
Consumer Products - 0.2%
Cosan Overseas Ltd. 8.25% (g)	750,000	787,330
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.35% (g)(i)	2,385,000	2,210,757
5.95% (g)(i)	395,000	382,735
		2,593,492
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	212,835
Insurance - 0.1%
Aviva PLC 5.7% (g)(i)	200,000	283,816
Telecommunications - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	500,000	525,394
Koninklijke KPN NV 6.125% (Reg S.) (g)(i)	150,000	219,943
		745,337
TOTAL PREFERRED SECURITIES (Cost $11,234,015)		12,247,714
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $9,712,444)	9,712,444	9,712,444
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $314,401,924)		323,339,527
NET OTHER ASSETS (LIABILITIES) - 1.7%		5,575,101
NET ASSETS - 100%		$ 328,914,628
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,502,372 or 32.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,633 and $159,030, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,835
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,491,940	$ 1,491,940	$ -	$ -
Financials	2,543,012	1,865,917	677,095	-
Health Care	468,900	468,900	-	-
Materials	1,476,400	1,476,400	-	-
Telecommunication Services	111,389	-	-	111,389
Corporate Bonds	277,454,608	-	277,454,608	-
Government Obligations	1,562,615	-	1,562,615	-
Bank Loan Obligations	16,270,505	-	15,528,157	742,348
Preferred Securities	12,247,714	-	12,247,714	-
Money Market Funds	9,712,444	9,712,444	-	-
Total Investments in Securities:	$ 323,339,527	$ 15,015,601	$ 307,470,189	$ 853,737
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	54.7%
Luxembourg	6.3%
Cayman Islands	5.2%
Netherlands	4.6%
Germany	2.8%
United Kingdom	2.7%
Ireland	2.5%
France	2.3%
Canada	2.2%
Mexico	1.9%
British Virgin Islands	1.6%
Bermuda	1.3%
Indonesia	1.1%
Singapore	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $304,689,480)	$ 313,627,083
Fidelity Central Funds (cost $9,712,444)	9,712,444
Total Investments (cost $314,401,924)		$ 323,339,527
Cash		2,162,679
Foreign currency held at value (cost $49,845)		49,845
Receivable for investments sold, regular delivery		1,749,944
Receivable for fund shares sold		469,324
Dividends receivable		19,414
Interest receivable		5,504,068
Distributions receivable from Fidelity Central Funds		869
Prepaid expenses		1,144
Other receivables		23
Total assets		333,296,837

Liabilities
Payable for investments purchased Regular delivery	$ 3,177,847
Delayed delivery	695,000
Payable for fund shares redeemed	70,910
Distributions payable	157,316
Accrued management fee	191,493
Distribution and service plan fees payable	3,910
Other affiliated payables	45,724
Other payables and accrued expenses	40,009
Total liabilities		4,382,209

Net Assets		$ 328,914,628
Net Assets consist of:
Paid in capital		$ 315,841,700
Undistributed net investment income		1,521,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,626,650
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,924,573
Net Assets		$ 328,914,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,004,268 ÷ 593,907 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class T: Net Asset Value and redemption price per share ($1,194,738 ÷ 118,186 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class C: Net Asset Value and offering price per share ($3,018,567 ÷ 298,580 shares)A	$ 10.11

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($313,800,561 ÷ 31,038,325 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,896,494 ÷ 484,309 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 365,732
Interest		9,958,632
Income from Fidelity Central Funds		8,835
Total income		10,333,199

Expenses
Management fee	$ 1,169,642
Transfer agent fees	196,796
Distribution and service plan fees	23,511
Accounting fees and expenses	84,973
Custodian fees and expenses	18,726
Independent trustees' compensation	873
Registration fees	36,284
Audit	34,159
Legal	235
Miscellaneous	1,165
Total expenses before reductions	1,566,364
Expense reductions	(1,719)	1,564,645
Net investment income (loss)		8,768,554
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,625,891
Foreign currency transactions	26,030
Total net realized gain (loss)		2,651,921
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,728,593)
Assets and liabilities in foreign currencies	(26,012)
Total change in net unrealized appreciation (depreciation)		(10,754,605)
Net gain (loss)		(8,102,684)
Net increase (decrease) in net assets resulting from operations		$ 665,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,768,554	$ 15,528,945
Net realized gain (loss)	2,651,921	5,891,893
Change in net unrealized appreciation (depreciation)	(10,754,605)	14,154,739
Net increase (decrease) in net assets resulting from operations	665,870	35,575,577
Distributions to shareholders from net investment income	(8,370,464)	(14,097,015)
Distributions to shareholders from net realized gain	(4,722,005)	(1,212,437)
Total distributions	(13,092,469)	(15,309,452)
Share transactions - net increase (decrease)	(20,670,018)	103,184,369
Redemption fees	43,776	77,615
Total increase (decrease) in net assets	(33,052,841)	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,521,705 and undistributed net investment income of $1,123,615, respectively)	$ 328,914,628	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.254	.526	.476
Net realized and unrealized gain (loss)	(.222)	.714	(.317)
Total from investment operations	.032	1.240	.159
Distributions from net investment income	(.242)	(.477)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.383)	(.523)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.40%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.24%	1.38% A
Expenses net of fee waivers, if any	1.22% A	1.24%	1.25% A
Expenses net of all reductions	1.22% A	1.24%	1.25% A
Net investment income (loss)	5.02% A	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,004	$ 6,419	$ 10,102
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.253	.523	.477
Net realized and unrealized gain (loss)	(.223)	.712	(.318)
Total from investment operations	.030	1.235	.159
Distributions from net investment income	(.240)	(.472)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.381)	(.518)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.39%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.25%	1.25% A
Net investment income (loss)	5.00% A	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 1,349	$ 9,362
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.214	.448	.407
Net realized and unrealized gain (loss)	(.222)	.712	(.317)
Total from investment operations	(.008)	1.160	.090
Distributions from net investment income	(.202)	(.397)	(.354)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.343)	(.443)	(.354)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.01%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	2.00% A	2.00%	2.00% A
Net investment income (loss)	4.24% A	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,019	$ 2,941	$ 9,878
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.555	.495
Net realized and unrealized gain (loss)	(.232)	.724	(.312)
Total from investment operations	.037	1.279	.183
Distributions from net investment income	(.257)	(.506)	(.447)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.398)	(.552)	(.447)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.46%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.96%	1.07% A
Expenses net of fee waivers, if any	.93% A	.96%	1.00% A
Expenses net of all reductions	.93% A	.96%	1.00% A
Net investment income (loss)	5.32% A	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,801	$ 345,210	$ 197,480
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.268	.549	.499
Net realized and unrealized gain (loss)	(.233)	.728	(.317)
Total from investment operations	.035	1.277	.182
Distributions from net investment income	(.255)	(.504)	(.446)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.396)	(.550)	(.446)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.44%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.98%	1.13% A
Expenses net of fee waivers, if any	.96% A	.98%	1.00% A
Expenses net of all reductions	.96% A	.98%	1.00% A
Net investment income (loss)	5.28% A	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,896	$ 6,049	$ 11,617
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,601,334
Gross unrealized depreciation	(4,942,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,659,003

Tax cost	$ 313,680,524

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $135,908,048 and $163,396,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,263	$ -
Class T	-%	.25%	1,561	-
Class C	.75%	.25%	14,687	8,339
			$ 23,511	$ 8,339

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,187
Class T	245
Class C*	743
$ 2,175

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,733.16
Class T	1,750.28
Class C	3,329.22
Fidelity Global High Income Fund	183,039.12
Institutional Class	3,945.15
	$ 196,796

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $294 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	1.25%	$ 566
Class C	2.00%	422
		$ 988

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $715.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Class A	$ 141,149	$ 385,177
Class T	29,915	201,653
Class C	59,288	213,823
Fidelity Global High Income Fund	8,008,783	12,959,407
Institutional Class	131,329	336,955
Total	$ 8,370,464	$ 14,097,015
From net realized gain
Class A	$ 92,867	$ 33,983
Class T	18,220	6,672
Class C	40,097	12,006
Fidelity Global High Income Fund	4,490,076	1,143,686
Institutional Class	80,745	16,090
Total	$ 4,722,005	$ 1,212,437

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Class A
Shares sold	236,614	891,994	$ 2,404,019	$ 9,007,648
Reinvestment of distributions	18,964	35,775	190,156	356,668
Shares redeemed	(275,014)	(1,351,772)	(2,769,120)	(13,585,735)
Net increase (decrease)	(19,436)	(424,003)	$ (174,945)	$ (4,221,419)
Class T
Shares sold	26,977	89,413	$ 271,498	$ 908,160
Reinvestment of distributions	4,607	20,699	46,169	203,219
Shares redeemed	(42,274)	(942,577)	(423,179)	(9,376,834)
Net increase (decrease)	(10,690)	(832,465)	$ (105,512)	$ (8,265,455)
Class C
Shares sold	74,816	227,901	$ 753,659	$ 2,307,855
Reinvestment of distributions	8,836	21,503	88,567	212,206
Shares redeemed	(66,106)	(982,676)	(663,947)	(9,789,298)
Net increase (decrease)	17,546	(733,272)	$ 178,279	$ (7,269,237)
Fidelity Global High Income Fund
Shares sold	4,957,584	18,772,878	$ 49,810,968	$ 190,172,629
Reinvestment of distributions	1,127,580	1,286,561	11,299,478	12,953,475
Shares redeemed	(8,032,898)	(7,351,380)	(80,742,351)	(74,166,575)
Net increase (decrease)	(1,947,734)	12,708,059	$ (19,631,905)	$ 128,959,529
Institutional Class
Shares sold	70,768	401,857	$ 711,732	$ 4,107,801
Reinvestment of distributions	4,479	25,921	44,990	255,111
Shares redeemed	(168,961)	(1,042,691)	(1,692,657)	(10,381,961)
Net increase (decrease)	(93,714)	(614,913)	$ (935,935)	$ (6,019,049)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHI-USAN-1213
1.926286.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,004.00	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,003.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,000.10	$ 10.08
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,004.40	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.3	4.5
Ally Financial, Inc.	2.0	1.5
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.6	1.7
Sprint Communications, Inc.	1.1	1.0
HCA, Inc.	1.1	1.7
	8.1
Top Five Countries as of October 31, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.0	54.4
Luxembourg	6.3	6.4
Cayman Islands	5.2	5.0
Netherlands	4.6	4.7
Germany	2.8	1.6
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.6	11.7
Banks & Thrifts	10.0	7.4
Energy	8.9	7.3
Diversified Financial Services	7.6	10.0
Electric Utilities	5.6	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
AAA,AA,A 0.5%	AAA,AA,A 0.4%
BBB 4.8%	BBB 7.4%
BB 35.3%	BB 35.5%
B 38.8%	B 40.2%
CCC,CC,C 12.0%	CCC,CC,C 7.5%
D 0.0%	D 0.0%
Not Rated 2.1%	Not Rated 3.1%
Equities 1.8%	Equities 1.4%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Corporate Bonds 84.4%		Corporate Bonds 81.0%
	Government Obligations 0.5%		Government Obligations 3.0%
	Stocks 1.8%		Stocks 1.4%
	Preferred Securities 3.7%		Preferred Securities 3.1%
	Bank Loan Obligations 4.9%		Bank Loan Obligations 7.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	45.3%	** Foreign investments	41.1%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.4%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		$ 230,000	$ 218,500
Services - 0.0%
Abengoa SA:
4.5% 2/3/17	EUR	50,000	67,548
6.25% 1/17/19 (Reg. S)	EUR	100,000	127,275
			194,823
TOTAL CONVERTIBLE BONDS			413,323
Nonconvertible Bonds - 84.3%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21 (f)		55,000	58,850
TransDigm, Inc. 7.5% 7/15/21		635,000	692,150
			751,000
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		178,000	176,220
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	103,250
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	56,513
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	462,363
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	46,688
			845,034
Automotive - 3.1%
Affinia Group, Inc. 7.75% 5/1/21 (f)		50,000	52,000
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	139,521
4.25% 2/25/16	EUR	100,000	140,889
8.375% 7/15/14	EUR	190,000	269,457
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	96,525
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	280,756
Dana Holding Corp.:
5.375% 9/15/21		200,000	204,500
6% 9/15/23		200,000	205,000
Delphi Corp. 6.125% 5/15/21		550,000	605,000
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	348,818
6.625% 3/15/18 (Reg. S)	EUR	100,000	143,922
7.625% 9/15/14	EUR	50,000	71,025
7.75% 10/17/16	EUR	650,000	976,086
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	$ 741,360
6.25% 3/9/18	EUR	100,000	154,959
Ford Motor Co. 6.625% 10/1/28		5,000	5,736
General Motors Acceptance Corp. 8% 11/1/31		400,000	472,200
General Motors Financial Co., Inc.:
4.25% 5/15/23 (f)		125,000	120,000
4.75% 8/15/17 (f)		795,000	840,713
6.75% 6/1/18		1,340,000	1,517,550
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	141,206
LKQ Corp. 4.75% 5/15/23 (f)		55,000	52,388
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	224,438
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	149,249
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		400,000	396,500
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	239,400
8.75% 2/15/19 (Reg. S)	EUR	400,000	614,382
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	143,922
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	239,625
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		775,000	769,188
			10,356,315
Banks & Thrifts - 7.4%
Alfa Bond Issuance PLC 7.75% 4/28/21 (Reg. S)		600,000	652,500
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,126,875
4.5% 2/11/14		230,000	231,725
4.75% 9/10/18		885,000	921,247
7.5% 9/15/20		2,065,000	2,416,050
8% 3/15/20		185,000	219,688
Banco Santander Mexico SA 4.125% 11/9/22 (f)		475,000	454,219
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	194,369
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	192,000
6.875% 5/3/17 (Reg. S)		200,000	203,500
Bank of Ireland:
10% 7/30/16	EUR	200,000	291,748
10% 12/19/22	EUR	200,000	320,429
Barclays Bank PLC 7.625% 11/21/22		245,000	252,718
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (i)	EUR	450,000	566,691
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
BBVA Bancomer SA 7.25% 4/22/20 (f)		$ 900,000	$ 985,500
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	265,000
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	169,370
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	96,375
CBOM Finance PLC 8.25% 8/5/14		300,000	310,125
Citic Bank International Ltd. 3.875% 9/28/22 (Reg. S) (i)		200,000	195,020
Commerzbank AG 7.75% 3/16/21	EUR	400,000	599,854
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	EUR	200,000	281,924
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	412,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	757,425
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	410,347
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,210,375
8% 12/31/18		30,000	34,950
8% 11/1/31		1,765,000	2,104,763
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	377,183
HSBK BV 7.25% 5/3/17 (f)		700,000	749,000
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	570,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	772,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	201,000
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	567,431
National Savings Bank 8.875% 9/18/18 (Reg. S)		400,000	425,280
PT Bank Negara Indonesia (Persero) Tbk 4.125% 4/27/17		200,000	202,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	377,624
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	235,352
SBB Capital Corp. 6.62% (g)(i)		200,000	201,957
State Bank of India 6.439% (g)(i)		300,000	271,426
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	196,051
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	385,955
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	405,480
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	66,190
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		400,000	420,000
			24,419,466
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		$ 100,000	$ 96,750
7.75% 7/15/21		5,000	5,625
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	378,812
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,470,000	1,403,850
5.5% 9/15/14		500,000	493,750
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	345,263
Myriad International Holding BV 6% 7/18/20 (f)		600,000	641,250
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	156,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	287,191
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		455,000	433,956
5.75% 8/1/21 (f)		655,000	668,100
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	763,125
			5,673,672
Building Materials - 2.1%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	185,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
Associated Materials LLC 9.125% 11/1/17		350,000	373,188
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)		60,000	60,750
CEMEX Finance LLC 9.375% 10/12/22 (f)		400,000	448,000
CEMEX SA de CV 5.2481% 9/30/15 (f)(i)		345,000	353,625
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	206,500
10.5% 4/27/17 (Reg. S)		200,000	217,000
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	720,069
8.5% 10/31/19	EUR	300,000	518,830
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	176,168
Interline Brands, Inc. 10% 11/15/18 pay-in-kind		40,000	43,800
Lafarge SA:
5% 7/16/14	EUR	500,000	694,505
5.375% 6/26/17	EUR	650,000	969,026
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		200,000	200,390
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 8.5% 4/15/21		$ 120,000	$ 131,550
Ply Gem Industries, Inc. 8.25% 2/15/18		379,000	405,530
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	423,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,000
6.3% 11/15/16		20,000	21,247
7.875% 3/30/20 (f)		105,000	115,500
9.75% 1/15/18		135,000	158,625
West China Cement Ltd. 7.5% 1/25/16		200,000	201,500
			6,746,178
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,018,350
5.75% 9/1/23 (f)		180,000	171,225
5.75% 1/15/24		1,860,000	1,762,350
6.625% 1/31/22		240,000	248,400
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,688
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	664,450
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	276,981
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	112,700
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	145,744
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,687,781
5.875% 7/15/22		325,000	332,719
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	201,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	205,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	438,893
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		75,000	75,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	332,958
5.5% 9/15/22 (Reg. S)	EUR	400,000	551,247
5.5% 1/15/23 (f)		200,000	197,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	589,264
8.125% 12/1/17 (Reg. S)	EUR	123,557	175,225
9.5% 3/15/21 (Reg. S)	EUR	200,000	311,604
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		$ 270,000	$ 288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	164,625
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	161,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	433,801
			10,594,105
Capital Goods - 0.5%
Franz Haniel & Compagnie GmbH 7.125% 2/1/17	EUR	50,000	76,625
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	143,922
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	150,371
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	190,327
Wendel SA:
4.375% 8/9/17	EUR	250,000	360,680
5.875% 9/17/19	EUR	200,000	300,791
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	187,860
6.875% 4/5/17 (Reg. S)		200,000	205,000
			1,615,576
Chemicals - 1.6%
Braskem Finance Ltd. 7% 5/7/20 (f)		400,000	437,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	230,057
Chemtura Corp. 5.75% 7/15/21		115,000	116,438
Hexion U.S. Finance Corp. 6.625% 4/15/20		475,000	482,125
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	519,149
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	289,201
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	362,153
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	89,888
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		390,000	412,425
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,500
PolyOne Corp. 5.25% 3/15/23		250,000	248,438
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	308,250
SPCM SA 6% 1/15/22 (f)		115,000	119,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,270,000	1,266,825
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	159,375
			5,249,137
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind		$ 190,000	$ 196,413
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,750
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		200,000	197,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		45,000	47,813
6.625% 11/15/22 (f)		55,000	58,713
			584,889
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		359,296	378,571
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	487,093
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		1,215,000	1,309,163
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		200,000	196,500
7% 11/15/20 (f)		200,000	199,000
7.375% 10/15/17 (f)		200,000	214,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		460,000	493,350
Ball Corp. 4% 11/15/23		585,000	538,931
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)		75,000	76,459
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	70,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		1,455,000	1,364,063
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,125
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	213,369
6.75% 9/15/20 (Reg. S)	EUR	200,000	316,193
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	465,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,116,625
6.875% 2/15/21		500,000	542,500
7.875% 8/15/19		250,000	276,250
8.25% 2/15/21		250,000	260,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (f)		$ 145,000	$ 157,506
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,740
			10,147,165
Diversified Financial Services - 6.0%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	271,876
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	161,908	106,801
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	448,261
CIT Group, Inc.:
5% 8/15/22		270,000	273,375
5% 8/1/23		1,480,000	1,483,700
5.375% 5/15/20		330,000	353,513
5.5% 2/15/19 (f)		575,000	622,438
Citigroup, Inc. 5.9% (g)(i)		770,000	731,257
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	320,836
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	371,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	891,438
International Lease Finance Corp.:
4.625% 4/15/21		1,030,000	1,000,394
5.875% 8/15/22		975,000	1,004,250
6.25% 5/15/19		640,000	697,600
8.25% 12/15/20		1,640,000	1,937,250
8.625% 1/15/22		2,505,000	3,031,050
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	553,652
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	400,000	649,037
SLM Corp.:
5.5% 1/15/19		445,000	457,594
5.5% 1/25/23		1,250,000	1,193,750
8% 3/25/20		190,000	217,075
8.45% 6/15/18		620,000	723,850
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	552,500
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	360,109
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	723,138
7.625% 1/15/20 (Reg. S)	EUR	250,000	366,660
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	446,021
			19,788,845
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		$ 660,000	$ 697,950
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	104,000
6.5% 11/15/22		275,000	288,750
7.625% 3/15/20		65,000	68,738
Lamar Media Corp. 5.875% 2/1/22		55,000	56,788
National CineMedia LLC:
6% 4/15/22		300,000	312,000
7.875% 7/15/21		35,000	38,675
WMG Acquisition Corp. 6% 1/15/21 (f)		59,000	61,950
			1,628,851
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18		945,000	959,175
Calpine Corp.:
6% 1/15/22 (f)		225,000	233,438
7.875% 1/15/23 (f)		629,000	684,038
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		300,000	313,500
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	820,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	41,675
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	409,500
10% 12/1/20 (f)		2,290,000	2,393,050
12.25% 12/1/18 pay-in-kind (f)(i)		450,000	271,781
12.25% 3/1/22 (f)		2,120,000	2,438,000
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	63,250
9.875% 10/15/20		385,000	431,200
InterGen NV 7% 6/30/23 (f)		1,110,000	1,146,075
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	418,000
6.95% 2/21/19 (Reg. S)		400,000	418,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	231,750
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	197,950
NRG Energy, Inc. 6.625% 3/15/23		405,000	418,669
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	398,438
NV Energy, Inc. 6.25% 11/15/20		500,000	581,847
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 400,000	$ 406,709
8.375% 12/10/18		350,000	416,605
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	161,000
5.5% 11/22/21 (Reg. S)		200,000	201,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,454
6% 9/1/21		1,045,000	1,144,262
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	191,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	151,153
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	439,911
The AES Corp.:
4.875% 5/15/23		520,000	497,900
7.375% 7/1/21		35,000	39,638
8% 10/15/17		23,000	27,083
TXU Corp.:
5.55% 11/15/14		1,361,000	544,400
6.5% 11/15/24		475,000	175,750
6.55% 11/15/34		1,000,000	370,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	270,328
			18,035,529
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	228,850
Afren PLC 10.25% 4/8/19 (f)		675,000	772,875
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,650
7% 5/20/22		180,000	194,400
Antero Resources Finance Corp. 6% 12/1/20		585,000	617,175
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (f)		205,000	201,413
Basic Energy Services, Inc.:
7.75% 2/15/19		90,000	93,375
7.75% 10/15/22		207,000	209,070
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	447,200
5.75% 3/15/23		250,000	265,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.125% 2/15/21		$ 270,000	$ 294,975
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	536,250
6.125% 7/15/22		170,000	182,325
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,088
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	198,733
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	398,775
Concho Resources, Inc. 5.5% 4/1/23		240,000	249,000
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)(h)		175,000	178,938
7.75% 4/1/19		150,000	161,625
Denbury Resources, Inc. 4.625% 7/15/23		810,000	747,225
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	203,775
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	100,780
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	596,250
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	173,250
EDP Finance BV 5.5% 2/18/14	EUR	500,000	687,022
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	510,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	123,750
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (f)(i)		203,364	206,205
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,500
9.375% 5/1/20		565,000	652,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	764,675
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,150
7.5% 9/15/20		130,000	129,025
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	140,738
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	96,425
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	676,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Gulfmark Offshore, Inc. 6.375% 3/15/22		$ 340,000	$ 342,550
Halcon Resources Corp. 8.875% 5/15/21		135,000	140,569
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	175,500
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	209,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (f)		80,000	82,000
5.5% 2/1/22 (f)		175,000	178,500
8.125% 12/1/19		285,000	316,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	433,913
6.5% 5/15/19		335,000	334,163
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		660,000	640,200
6.25% 6/15/22		68,000	73,780
MIE Holdings Corp. 9.75% 5/12/16		200,000	211,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	539,275
7.5% 11/1/19		1,510,000	1,642,125
Oil States International, Inc. 6.5% 6/1/19		30,000	31,950
Pacific Drilling SA 5.375% 6/1/20 (f)		260,000	261,950
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	413,250
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,075,000	1,185,188
Pan American Energy LLC 7.875% 5/7/21 (f)		950,000	978,500
Petroleos Mexicanos 6.625% (f)(g)		750,000	772,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	203,435
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,650
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	141,413
Range Resources Corp. 5.75% 6/1/21		250,000	266,250
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	227,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		960,000	969,600
5.625% 4/15/23 (f)		400,000	392,000
SemGroup Corp. 7.5% 6/15/21 (f)		870,000	911,325
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		100,000	105,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		$ 525,000	$ 498,750
Unit Corp. 6.625% 5/15/21		650,000	679,250
Western Refining, Inc. 6.25% 4/1/21		105,000	105,263
WPX Energy, Inc. 6% 1/15/22		85,000	89,250
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	409,000
8.125% 4/22/18 (Reg. S)		200,000	204,500
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,060,000
			27,395,599
Entertainment/Film - 0.7%
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	252,413
5.125% 12/15/22		50,000	48,875
7.375% 6/15/21		15,000	16,425
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	96,900
4.875% 11/1/20 (f)		245,000	246,838
5.375% 11/1/23 (f)		195,000	196,950
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	464,125
5.75% 2/1/25		55,000	52,388
			2,257,689
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,375
5.25% 8/1/20		110,000	113,025
Covanta Holding Corp. 6.375% 10/1/22		103,000	106,439
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	209,500
Tervita Corp.:
8% 11/15/18 (f)		120,000	124,800
9.75% 11/1/19 (f)		60,000	58,800
			713,939
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(i)		225,000	232,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
BI-LO LLC/BI-LO Finance Corp.: - continued
9.25% 2/15/19 (f)		$ 135,000	$ 149,513
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	81,600
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	179,350
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,459,350
6.875% 12/15/28 (f)		650,000	624,000
7.7% 2/15/27		586,000	600,650
9.25% 3/15/20		155,000	179,025
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		800,000	912,000
Tops Markets LLC 8.875% 12/15/17 (f)		95,000	104,500
			4,522,301
Food/Beverage/Tobacco - 2.0%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	302,099
9.875% 5/1/19 (Reg. S)	EUR	100,000	153,426
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	435,000
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,315,950
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	298,705
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,155,000	1,155,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,435,000	1,388,363
MHP SA 10.25% 4/29/15 (f)		200,000	201,000
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	351,318
			6,600,861
Gaming - 1.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	43,600
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	272,506
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,675
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	207,736
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	150,863
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	227,700
5% 2/15/21 (Reg. S)		200,000	198,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	304,125
6.625% 12/15/21		150,000	160,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19		$ 315,000	$ 369,731
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,688
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,415,000	1,563,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	456,000
			4,054,512
Healthcare - 4.9%
Alere, Inc. 6.5% 6/15/20		530,000	543,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (f)		85,000	87,125
7.75% 2/15/19		195,000	210,356
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	144,600
DaVita, Inc.:
5.75% 8/15/22		155,000	159,069
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	48,884
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	74,676
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,827
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	204,750
7.75% 5/15/21		950,000	1,040,250
HCA, Inc.:
4.75% 5/1/23		1,290,000	1,243,238
5.875% 3/15/22		620,000	652,550
5.875% 5/1/23		340,000	342,550
6.5% 2/15/20		895,000	995,688
7.5% 2/15/22		180,000	202,275
HealthSouth Corp.:
5.75% 11/1/24		100,000	99,250
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,800
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,125
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	652,278
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	150,450
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	206,208
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	369,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	62,400
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	280,582
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Rural/Metro Corp. 10.125% 7/15/19 (c)(f)		$ 110,000	$ 32,450
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,513
8.125% 11/1/18		71,000	77,035
Select Medical Corp. 6.375% 6/1/21		780,000	752,700
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		1,125,000	1,080,000
4.5% 4/1/21		180,000	174,600
4.75% 6/1/20		135,000	133,988
6% 10/1/20 (f)		235,000	248,513
6.25% 11/1/18		85,000	93,075
6.75% 2/1/20		145,000	150,075
8.125% 4/1/22 (f)		955,000	1,045,725
9.25% 2/1/15		300,000	327,375
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		665,000	728,175
6.75% 8/15/21 (f)		40,000	42,600
7.25% 7/15/22 (f)		25,000	27,188
7.5% 7/15/21 (f)		1,568,000	1,740,480
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	202,825
VWR Funding, Inc. 7.25% 9/15/17		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		30,000	9,750
			16,032,873
Homebuilders/Real Estate - 4.7%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	315,750
10% 11/14/16 (Reg. S)		400,000	420,520
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		745,000	733,825
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	135,100
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	87,550
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	339,938
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	201,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	195,750
China Properties Group Ltd. 13.5% 10/16/18 (Reg. S)		200,000	204,000
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	218,500
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	214,000
CIFI Holdings Group Co. Ltd. 12.25% 4/15/18		200,000	223,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		$ 200,000	$ 199,760
11.25% 4/22/17 (Reg. S)		300,000	324,750
D.R. Horton, Inc. 5.75% 8/15/23		575,000	596,563
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		700,000	750,750
Fantasia Holdings Group Co. Ltd. 10.75% 1/22/20 (Reg. S)		200,000	197,000
Franshion Brilliant Ltd. 5.375% 10/17/18 (Reg. S)		200,000	200,861
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		200,000	199,240
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	200,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	186,000
Greenland Hong Kong Holdings Ltd.:
4.75% 10/18/16		200,000	200,200
13.5% 4/8/16		200,000	222,371
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	523,100
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	211,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	455,400
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,700
11.5% 7/20/20 (Reg. S)		105,000	109,725
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	204,000
10.25% 1/8/20 (Reg. S)		200,000	206,000
12.875% 9/18/17		200,000	226,000
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	443,000
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	404,000
9.5% 4/7/16 (Reg. S)		200,000	213,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	193,960
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	750,000
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	213,000
Realogy Corp. 9% 1/15/20 (f)		125,000	144,688
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	430,000
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	142,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	219,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	$ 682,269
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,350
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	289,500
11% 3/8/18		300,000	336,750
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		200,000	200,250
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	205,500
12.5% 10/16/17 (Reg. S)		200,000	225,500
Theta Capital Pte Ltd. 7% 5/16/19		200,000	202,712
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)		90,000	87,075
William Lyon Homes, Inc.:
8.5% 11/15/20		100,000	107,000
8.5% 11/15/20 (f)		115,000	123,050
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	262,350
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	426,000
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	203,000
11.75% 10/25/17 (Reg. S)		200,000	225,000
			15,367,057
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,363
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		445,000	457,238
Host Hotels & Resorts LP 6% 10/1/21		60,000	66,416
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	158,813
			729,830
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	345,287
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	356,213
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	288,859
5.921% 7/24/37 (i)	EUR	150,000	201,626
			1,191,985
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	590,361
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		$ 85,000	$ 85,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (f)(i)		110,000	109,450
			784,811
Metals/Mining - 2.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	167,700
6.25% 6/1/21		295,000	250,013
9.75% 4/15/18		210,000	216,300
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	819,250
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		200,000	211,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	192,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	51,625
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)		265,000	271,625
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	61,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	183,000
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	209,000
7% 11/1/15 (f)		225,000	233,438
8.25% 11/1/19 (f)		605,000	671,550
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	364,001
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	72,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	404,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	327,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	78,800
7% 4/15/20 (f)		40,000	41,400
Nord Gold NV 6.375% 5/7/18 (f)		200,000	192,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	399,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,050
PT Adaro Indonesia:
7.625% 10/22/19 (f)		1,050,000	1,110,375
7.625% 10/22/19 (Reg. S)		300,000	317,250
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		200,000	206,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	399,500
Southern Copper Corp. 7.5% 7/27/35		700,000	751,135
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		$ 200,000	$ 208,500
8.25% 6/7/21 (Reg. S)		200,000	206,000
9.5% 7/18/18 (Reg. S)		400,000	444,480
Walter Energy, Inc. 9.5% 10/15/19 (f)		150,000	158,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	100,000
			9,378,742
Paper - 0.3%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		200,000	220,000
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	133,741
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,463
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		235,000	243,225
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	145,279
			919,708
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		225,000	243,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	204,500
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	190,800
			638,300
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	266,664
4.25% 12/13/21	EUR	350,000	342,898
			609,562
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	113,663
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	576,250
			822,101
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,350
APX Group, Inc.:
6.375% 12/1/19		985,000	981,306
8.75% 12/1/20		980,000	1,004,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (f)		$ 255,000	$ 267,113
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	867,300
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Hertz Corp.:
5.875% 10/15/20		150,000	157,875
6.25% 10/15/22		105,000	109,988
Iron Mountain, Inc. 5.75% 8/15/24		125,000	119,375
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	1,023,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	73,500
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	105,000
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	512,089
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind		155,000	165,269
9.625% 6/15/18 pay-in-kind		90,000	97,425
			5,814,665
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (f)(h)		255,000	257,550
8.625% 11/1/17		25,000	26,213
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,250,625
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	130,813
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		160,000	171,200
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	186,638
			2,156,939
Steel - 1.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	306,750
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	197,000
6.625% 4/15/21		200,000	195,000
6.875% 1/21/18 (Reg. S)		300,000	312,000
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		600,000	658,500
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		130,000	129,188
Metinvest BV 10.25% 5/20/15 (f)		100,000	100,970
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		$ 520,000	$ 543,400
11.25% 10/15/18		200,000	209,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,033,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	129,600
TMK Capital SA 7.75% 1/27/18		600,000	626,220
			4,441,128
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	22,175
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)		85,000	85,531
Claire's Stores, Inc.:
7.75% 6/1/20 (f)		100,000	99,500
9% 3/15/19 (f)		410,000	458,175
CST Brands, Inc. 5% 5/1/23 (f)		65,000	62,888
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	204,500
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		130,000	134,875
Limited Brands, Inc. 5.625% 2/15/22		250,000	257,500
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	189,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,675
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,200
7% 7/15/22		105,000	113,400
The Bon-Ton Department Stores, Inc. 8% 6/15/21		150,000	141,375
			1,844,794
Technology - 4.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	414,000
6.125% 9/15/23 (f)		260,000	271,700
ADT Corp. 6.25% 10/15/21 (f)		235,000	249,394
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		400,000	409,000
Avaya, Inc.:
7% 4/1/19 (f)		685,000	654,175
9% 4/1/19 (f)		490,000	492,450
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,485,000	1,570,388
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		135,000	126,225
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	156,263
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	122,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		$ 115,000	$ 117,588
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		35,000	34,475
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,016,919
11.25% 1/15/21 (f)		535,000	587,831
Flextronics International Ltd. 4.625% 2/15/20		610,000	611,525
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		183,000	197,869
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	160,000
10% 2/1/19 (Reg. S)		200,000	160,000
IAC/InterActiveCorp 4.75% 12/15/22		775,000	734,313
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	251,250
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	200,500
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	185,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	116,400
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	89,100
STATS ChipPAC Ltd.:
4.5% 3/20/18 (f)		212,000	211,746
4.5% 3/20/18 (Reg. S)		200,000	199,760
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	308,275
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	137,472
Trionista Topco GmbH 6.875% 4/30/21 (Reg. S)	EUR	100,000	142,482
VeriSign, Inc. 4.625% 5/1/23		1,905,000	1,854,994
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	314,175
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	602,225
13.375% 10/15/19		220,000	253,000
			14,833,344
Telecommunications - 11.8%
Altice Financing SA 7.875% 12/15/19 (f)		775,000	839,325
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	100,000	147,316
9.875% 12/15/20 (f)		665,000	743,138
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		500,000	468,750
Bite Finance International BV 7.725% 2/15/18 (Reg. S) (i)	EUR	200,000	276,302
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,031
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		$ 440,000	$ 456,280
14.75% 12/1/16 (f)		700,000	959,000
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	515,813
7% 2/15/20 (f)		400,000	408,000
8.25% 9/1/17 (f)		600,000	624,000
8.25% 9/30/20 (f)		525,000	555,188
10.5% 4/15/18 (f)		400,000	432,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		905,000	875,588
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	301,746
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		270,253	282,392
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	256,850
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	399,200
Frontier Communications Corp. 8.5% 4/15/20		750,000	856,875
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,130,063
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		590,000	601,800
7.5% 4/1/21		400,000	436,000
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)		965,000	1,018,075
8.125% 6/1/23 (f)		1,295,000	1,369,463
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,019
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)(h)		265,000	269,638
7% 6/1/20		900,000	958,500
10% 2/1/18		200,000	213,750
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		380,000	397,575
6.625% 4/1/23 (f)		580,000	606,825
Millicom International Cellular SA:
4.75% 5/22/20 (f)		200,000	188,000
6.625% 10/15/21 (f)		400,000	410,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	137,812
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	528,000
8.625% 6/22/20 (f)		550,000	663,410
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23		$ 1,795,000	$ 1,633,450
NII Capital Corp. 7.625% 4/1/21		70,000	40,600
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	154,246
OTE PLC:
4.625% 5/20/16	EUR	500,000	689,058
6% 2/12/15	EUR	50,000	71,160
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	202,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		400,000	396,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	683,152
SBA Communications Corp. 5.625% 10/1/19		245,000	252,044
Sprint Capital Corp.:
6.9% 5/1/19		815,000	878,163
8.75% 3/15/32		495,000	539,550
Sprint Communications, Inc.:
6% 11/15/22		3,125,000	3,078,070
9% 11/15/18 (f)		505,000	612,313
Sprint Corp. 7.875% 9/15/23 (f)		530,000	575,050
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)		195,000	202,556
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	323,300
6.633% 4/28/21		275,000	290,813
6.731% 4/28/22		205,000	216,531
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd.:
4.625% 4/3/18 (f)		400,000	389,500
4.625% 4/3/18 (Reg. S)		200,000	194,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		600,000	609,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		400,000	426,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	141,613
6.375% 11/15/20 (Reg. S)	EUR	200,000	288,674
6.75% 8/15/24 (Reg. S)	EUR	100,000	142,224
TW Telecom Holdings, Inc.:
5.375% 10/1/22 (f)		435,000	433,913
6.375% 9/1/23 (f)		435,000	452,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 409,045
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		225,000	246,094
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,030,000
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	784,340
7.375% 2/15/18 (Reg. S)	EUR	250,000	354,264
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	1,028,628	1,355,294
12.25% 7/15/17 pay-in-kind (f)(i)		752,662	738,686
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	69,924
			38,839,789
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (f)		230,000	242,075
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(i)		135,000	138,544
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	75,375
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	199,000
			654,994
TOTAL NONCONVERTIBLE BONDS			277,041,285
TOTAL CORPORATE BONDS (Cost $270,452,561)			277,454,608
Government Obligations - 0.5%

Germany - 0.5%
German Federal Republic 0.25% 3/14/14 (Cost $1,493,248)	EUR	1,150,000	1,562,615
Common Stocks - 1.0%
	Shares
Automotive - 0.2%
General Motors Co. (a)	20,000	739,000
Common Stocks - continued
	Shares	Value
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	$ 496,340
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	596,800
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	468,900
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	57,596
Metals/Mining - 0.3%
OCI Resources LP	40,000	879,600
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	111,389
TOTAL COMMON STOCKS (Cost $3,117,962)		3,349,625
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	256,600
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	677,095
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	465,321
		1,142,416
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,343,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,485,416
TOTAL PREFERRED STOCKS (Cost $2,523,351)		2,742,016
Bank Loan Obligations - 4.9%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 29,925	$ 30,224
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	64,675	65,322
		95,546
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (i)	104,213	104,473
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (i)	5,714	5,886
Univision Communications, Inc. term loan 4.5% 3/1/20 (i)	281,250	283,008
		393,367
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (i)	60,000	60,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	235,000
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	25,000	25,250
		260,250
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	400,000	401,500
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.504% 11/1/19 (i)	14,666	14,703
		416,203
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	414,113
Tranche B2 1LN, term loan 5% 7/10/20 (i)	230,000	231,725
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (i)	23,750	23,928
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (i)	61,335	61,718
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	213,925	215,529
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	354,113	354,555
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (i)	44,653	44,932
		1,346,500
Electric Utilities - 0.1%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (i)	52,177	52,177
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	$ 54,863	$ 55,137
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	154,544	155,703
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)	120,000	120,900
		383,917
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	425,000	434,563
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (i)	224,438	230,048
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,667
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	964,250
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	24,938	25,031
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	90,187	91,314
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,875	50,187
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
		1,964,704
Food & Drug Retail - 0.2%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (i)	370,000	370,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	149,250	149,623
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,594
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (i)	104,474	104,474
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	43,502	43,556
		693,247
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,788	84,999
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	75,563
		160,562
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Gaming - 0.5%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	$ 70,000	$ 71,093
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)	110,000	110,968
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (i)	1,085,808	1,020,660
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	89,325	89,325
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (i)	322,652	326,298
		1,696,719
Healthcare - 0.1%
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (i)	191,250	195,075
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (i)	49,375	49,375
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (i)	215,752	196,334
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (i)	10,000	10,100
Tranche B 1LN, term loan 5.25% 7/3/19 (i)	10,000	10,100
		460,984
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	136,136	136,136
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)	715,000	719,469
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	30,000	30,338
		749,807
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (i)	245,000	246,838
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	288,550	276,287
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	$ 34,738	$ 34,969
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,175
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	376,200	376,670
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (i)	204,488	203,209
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (i)	59,850	59,252
		970,562
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	309,724	314,370
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (i)	19,700	19,700
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (i)	641,775	652,204
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	889,355	889,355
		1,561,259
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (i)	83,442	83,859
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (i)	665,000	668,325
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	94,417	94,890
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (i)	30,000	30,300
		793,515
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (i)	49,875	50,187
Technology - 0.3%
Ancestry.com, Inc. Tranche B 2LN, term loan 4.25% 5/15/18 (i)	22,500	22,613
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	375,000	379,219
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,888	44,775
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 279,450
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	148,875	149,247
		875,304
Telecommunications - 0.6%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (i)(j)	1,565,000	1,568,913
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	147,385	147,208
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	164,175	167,048
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (i)	25,000	25,500
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	10,000	10,125
		1,918,794
TOTAL BANK LOAN OBLIGATIONS (Cost $15,868,343)		16,270,505
Preferred Securities - 3.7%

Banks & Thrifts - 2.3%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	300,000	408,783
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	205,569
Bank of America Corp. 5.2% (g)(i)	770,000	713,811
Barclays Bank PLC:
4.75% (g)(i)	400,000	463,394
4.875% (g)(i)	400,000	501,948
BNP Paribas SA 5.019% (g)(i)	50,000	71,933
BPCE SA 9% (g)(i)	600,000	909,226
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	197,461
6.117% (g)(i)	300,000	423,753
Credit Agricole SA 7.875% (g)(i)	400,000	609,789
Intesa Sanpaolo SpA:
8.047% (g)(i)	500,000	722,331
8.375% (g)(i)	500,000	728,203
JPMorgan Chase & Co. 5.15% (g)(i)	790,000	736,197
Lloyds TSB Bank PLC 2.725% (g)(i)	150,000	199,095
Natixis SA 6.307% (g)(i)	150,000	211,308
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	50,000	65,620
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Societe Generale 6.999% (g)(i)	$ 200,000	$ 307,304
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	149,179
		7,624,904
Consumer Products - 0.2%
Cosan Overseas Ltd. 8.25% (g)	750,000	787,330
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.35% (g)(i)	2,385,000	2,210,757
5.95% (g)(i)	395,000	382,735
		2,593,492
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	212,835
Insurance - 0.1%
Aviva PLC 5.7% (g)(i)	200,000	283,816
Telecommunications - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	500,000	525,394
Koninklijke KPN NV 6.125% (Reg S.) (g)(i)	150,000	219,943
		745,337
TOTAL PREFERRED SECURITIES (Cost $11,234,015)		12,247,714
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $9,712,444)	9,712,444	9,712,444
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $314,401,924)		323,339,527
NET OTHER ASSETS (LIABILITIES) - 1.7%		5,575,101
NET ASSETS - 100%		$ 328,914,628
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,502,372 or 32.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,633 and $159,030, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,835
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,491,940	$ 1,491,940	$ -	$ -
Financials	2,543,012	1,865,917	677,095	-
Health Care	468,900	468,900	-	-
Materials	1,476,400	1,476,400	-	-
Telecommunication Services	111,389	-	-	111,389
Corporate Bonds	277,454,608	-	277,454,608	-
Government Obligations	1,562,615	-	1,562,615	-
Bank Loan Obligations	16,270,505	-	15,528,157	742,348
Preferred Securities	12,247,714	-	12,247,714	-
Money Market Funds	9,712,444	9,712,444	-	-
Total Investments in Securities:	$ 323,339,527	$ 15,015,601	$ 307,470,189	$ 853,737
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	54.7%
Luxembourg	6.3%
Cayman Islands	5.2%
Netherlands	4.6%
Germany	2.8%
United Kingdom	2.7%
Ireland	2.5%
France	2.3%
Canada	2.2%
Mexico	1.9%
British Virgin Islands	1.6%
Bermuda	1.3%
Indonesia	1.1%
Singapore	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $304,689,480)	$ 313,627,083
Fidelity Central Funds (cost $9,712,444)	9,712,444
Total Investments (cost $314,401,924)		$ 323,339,527
Cash		2,162,679
Foreign currency held at value (cost $49,845)		49,845
Receivable for investments sold, regular delivery		1,749,944
Receivable for fund shares sold		469,324
Dividends receivable		19,414
Interest receivable		5,504,068
Distributions receivable from Fidelity Central Funds		869
Prepaid expenses		1,144
Other receivables		23
Total assets		333,296,837

Liabilities
Payable for investments purchased Regular delivery	$ 3,177,847
Delayed delivery	695,000
Payable for fund shares redeemed	70,910
Distributions payable	157,316
Accrued management fee	191,493
Distribution and service plan fees payable	3,910
Other affiliated payables	45,724
Other payables and accrued expenses	40,009
Total liabilities		4,382,209

Net Assets		$ 328,914,628
Net Assets consist of:
Paid in capital		$ 315,841,700
Undistributed net investment income		1,521,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,626,650
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,924,573
Net Assets		$ 328,914,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,004,268 ÷ 593,907 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class T: Net Asset Value and redemption price per share ($1,194,738 ÷ 118,186 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class C: Net Asset Value and offering price per share ($3,018,567 ÷ 298,580 shares)A	$ 10.11

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($313,800,561 ÷ 31,038,325 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,896,494 ÷ 484,309 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 365,732
Interest		9,958,632
Income from Fidelity Central Funds		8,835
Total income		10,333,199

Expenses
Management fee	$ 1,169,642
Transfer agent fees	196,796
Distribution and service plan fees	23,511
Accounting fees and expenses	84,973
Custodian fees and expenses	18,726
Independent trustees' compensation	873
Registration fees	36,284
Audit	34,159
Legal	235
Miscellaneous	1,165
Total expenses before reductions	1,566,364
Expense reductions	(1,719)	1,564,645
Net investment income (loss)		8,768,554
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,625,891
Foreign currency transactions	26,030
Total net realized gain (loss)		2,651,921
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,728,593)
Assets and liabilities in foreign currencies	(26,012)
Total change in net unrealized appreciation (depreciation)		(10,754,605)
Net gain (loss)		(8,102,684)
Net increase (decrease) in net assets resulting from operations		$ 665,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,768,554	$ 15,528,945
Net realized gain (loss)	2,651,921	5,891,893
Change in net unrealized appreciation (depreciation)	(10,754,605)	14,154,739
Net increase (decrease) in net assets resulting from operations	665,870	35,575,577
Distributions to shareholders from net investment income	(8,370,464)	(14,097,015)
Distributions to shareholders from net realized gain	(4,722,005)	(1,212,437)
Total distributions	(13,092,469)	(15,309,452)
Share transactions - net increase (decrease)	(20,670,018)	103,184,369
Redemption fees	43,776	77,615
Total increase (decrease) in net assets	(33,052,841)	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,521,705 and undistributed net investment income of $1,123,615, respectively)	$ 328,914,628	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.254	.526	.476
Net realized and unrealized gain (loss)	(.222)	.714	(.317)
Total from investment operations	.032	1.240	.159
Distributions from net investment income	(.242)	(.477)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.383)	(.523)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.40%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.24%	1.38% A
Expenses net of fee waivers, if any	1.22% A	1.24%	1.25% A
Expenses net of all reductions	1.22% A	1.24%	1.25% A
Net investment income (loss)	5.02% A	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,004	$ 6,419	$ 10,102
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.253	.523	.477
Net realized and unrealized gain (loss)	(.223)	.712	(.318)
Total from investment operations	.030	1.235	.159
Distributions from net investment income	(.240)	(.472)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.381)	(.518)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.39%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.25%	1.25% A
Net investment income (loss)	5.00% A	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 1,349	$ 9,362
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.214	.448	.407
Net realized and unrealized gain (loss)	(.222)	.712	(.317)
Total from investment operations	(.008)	1.160	.090
Distributions from net investment income	(.202)	(.397)	(.354)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.343)	(.443)	(.354)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.01%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	2.00% A	2.00%	2.00% A
Net investment income (loss)	4.24% A	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,019	$ 2,941	$ 9,878
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.555	.495
Net realized and unrealized gain (loss)	(.232)	.724	(.312)
Total from investment operations	.037	1.279	.183
Distributions from net investment income	(.257)	(.506)	(.447)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.398)	(.552)	(.447)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.46%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.96%	1.07% A
Expenses net of fee waivers, if any	.93% A	.96%	1.00% A
Expenses net of all reductions	.93% A	.96%	1.00% A
Net investment income (loss)	5.32% A	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,801	$ 345,210	$ 197,480
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.268	.549	.499
Net realized and unrealized gain (loss)	(.233)	.728	(.317)
Total from investment operations	.035	1.277	.182
Distributions from net investment income	(.255)	(.504)	(.446)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.396)	(.550)	(.446)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.44%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.98%	1.13% A
Expenses net of fee waivers, if any	.96% A	.98%	1.00% A
Expenses net of all reductions	.96% A	.98%	1.00% A
Net investment income (loss)	5.28% A	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,896	$ 6,049	$ 11,617
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,601,334
Gross unrealized depreciation	(4,942,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,659,003

Tax cost	$ 313,680,524

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $135,908,048 and $163,396,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,263	$ -
Class T	-%	.25%	1,561	-
Class C	.75%	.25%	14,687	8,339
			$ 23,511	$ 8,339

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,187
Class T	245
Class C*	743
$ 2,175

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,733.16
Class T	1,750.28
Class C	3,329.22
Fidelity Global High Income Fund	183,039.12
Institutional Class	3,945.15
	$ 196,796

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $294 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	1.25%	$ 566
Class C	2.00%	422
		$ 988

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $715.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Class A	$ 141,149	$ 385,177
Class T	29,915	201,653
Class C	59,288	213,823
Fidelity Global High Income Fund	8,008,783	12,959,407
Institutional Class	131,329	336,955
Total	$ 8,370,464	$ 14,097,015
From net realized gain
Class A	$ 92,867	$ 33,983
Class T	18,220	6,672
Class C	40,097	12,006
Fidelity Global High Income Fund	4,490,076	1,143,686
Institutional Class	80,745	16,090
Total	$ 4,722,005	$ 1,212,437

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Class A
Shares sold	236,614	891,994	$ 2,404,019	$ 9,007,648
Reinvestment of distributions	18,964	35,775	190,156	356,668
Shares redeemed	(275,014)	(1,351,772)	(2,769,120)	(13,585,735)
Net increase (decrease)	(19,436)	(424,003)	$ (174,945)	$ (4,221,419)
Class T
Shares sold	26,977	89,413	$ 271,498	$ 908,160
Reinvestment of distributions	4,607	20,699	46,169	203,219
Shares redeemed	(42,274)	(942,577)	(423,179)	(9,376,834)
Net increase (decrease)	(10,690)	(832,465)	$ (105,512)	$ (8,265,455)
Class C
Shares sold	74,816	227,901	$ 753,659	$ 2,307,855
Reinvestment of distributions	8,836	21,503	88,567	212,206
Shares redeemed	(66,106)	(982,676)	(663,947)	(9,789,298)
Net increase (decrease)	17,546	(733,272)	$ 178,279	$ (7,269,237)
Fidelity Global High Income Fund
Shares sold	4,957,584	18,772,878	$ 49,810,968	$ 190,172,629
Reinvestment of distributions	1,127,580	1,286,561	11,299,478	12,953,475
Shares redeemed	(8,032,898)	(7,351,380)	(80,742,351)	(74,166,575)
Net increase (decrease)	(1,947,734)	12,708,059	$ (19,631,905)	$ 128,959,529
Institutional Class
Shares sold	70,768	401,857	$ 711,732	$ 4,107,801
Reinvestment of distributions	4,479	25,921	44,990	255,111
Shares redeemed	(168,961)	(1,042,691)	(1,692,657)	(10,381,961)
Net increase (decrease)	(93,714)	(614,913)	$ (935,935)	$ (6,019,049)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHII-USAN-1213
1.926271.102

Fidelity®

Global High Income

Fund

Semiannual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.22%
Actual		$ 1,000.00	$ 1,004.00	$ 6.16
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,003.90	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,000.10	$ 10.08
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.93%
Actual		$ 1,000.00	$ 1,004.60	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,004.40	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.3	4.5
Ally Financial, Inc.	2.0	1.5
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.6	1.7
Sprint Communications, Inc.	1.1	1.0
HCA, Inc.	1.1	1.7
	8.1
Top Five Countries as of October 31, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	50.0	54.4
Luxembourg	6.3	6.4
Cayman Islands	5.2	5.0
Netherlands	4.6	4.7
Germany	2.8	1.6
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.6	11.7
Banks & Thrifts	10.0	7.4
Energy	8.9	7.3
Diversified Financial Services	7.6	10.0
Electric Utilities	5.6	6.2
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
AAA,AA,A 0.5%	AAA,AA,A 0.4%
BBB 4.8%	BBB 7.4%
BB 35.3%	BB 35.5%
B 38.8%	B 40.2%
CCC,CC,C 12.0%	CCC,CC,C 7.5%
D 0.0%	D 0.0%
Not Rated 2.1%	Not Rated 3.1%
Equities 1.8%	Equities 1.4%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013 *		As of April 30, 2013 **
	Corporate Bonds 84.4%		Corporate Bonds 81.0%
	Government Obligations 0.5%		Government Obligations 3.0%
	Stocks 1.8%		Stocks 1.4%
	Preferred Securities 3.7%		Preferred Securities 3.1%
	Bank Loan Obligations 4.9%		Bank Loan Obligations 7.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	45.3%	** Foreign investments	41.1%

Semiannual Report

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.4%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		$ 230,000	$ 218,500
Services - 0.0%
Abengoa SA:
4.5% 2/3/17	EUR	50,000	67,548
6.25% 1/17/19 (Reg. S)	EUR	100,000	127,275
			194,823
TOTAL CONVERTIBLE BONDS			413,323
Nonconvertible Bonds - 84.3%
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21 (f)		55,000	58,850
TransDigm, Inc. 7.5% 7/15/21		635,000	692,150
			751,000
Air Transportation - 0.3%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		178,000	176,220
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	103,250
Continental Airlines, Inc. 6.125% 4/29/18 (f)		55,000	56,513
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	462,363
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	46,688
			845,034
Automotive - 3.1%
Affinia Group, Inc. 7.75% 5/1/21 (f)		50,000	52,000
Banque PSA Finance:
4% 6/24/15 (Reg. S)	EUR	100,000	139,521
4.25% 2/25/16	EUR	100,000	140,889
8.375% 7/15/14	EUR	190,000	269,457
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	96,525
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	280,756
Dana Holding Corp.:
5.375% 9/15/21		200,000	204,500
6% 9/15/23		200,000	205,000
Delphi Corp. 6.125% 5/15/21		550,000	605,000
Fiat Finance & Trade Ltd. SA:
6.125% 7/8/14	EUR	250,000	348,818
6.625% 3/15/18 (Reg. S)	EUR	100,000	143,922
7.625% 9/15/14	EUR	50,000	71,025
7.75% 10/17/16	EUR	650,000	976,086
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	$ 741,360
6.25% 3/9/18	EUR	100,000	154,959
Ford Motor Co. 6.625% 10/1/28		5,000	5,736
General Motors Acceptance Corp. 8% 11/1/31		400,000	472,200
General Motors Financial Co., Inc.:
4.25% 5/15/23 (f)		125,000	120,000
4.75% 8/15/17 (f)		795,000	840,713
6.75% 6/1/18		1,340,000	1,517,550
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	141,206
LKQ Corp. 4.75% 5/15/23 (f)		55,000	52,388
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	224,438
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	149,249
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		400,000	396,500
Schaeffler Finance BV:
4.75% 5/15/21 (f)		240,000	239,400
8.75% 2/15/19 (Reg. S)	EUR	400,000	614,382
Schaeffler Holding Finance BV:
6.875% 8/15/18 (Reg. S) (i)	EUR	100,000	143,922
6.875% 8/15/18 pay-in-kind (f)(i)		225,000	239,625
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		775,000	769,188
			10,356,315
Banks & Thrifts - 7.4%
Alfa Bond Issuance PLC 7.75% 4/28/21 (Reg. S)		600,000	652,500
Ally Financial, Inc.:
3.5% 7/18/16		2,075,000	2,126,875
4.5% 2/11/14		230,000	231,725
4.75% 9/10/18		885,000	921,247
7.5% 9/15/20		2,065,000	2,416,050
8% 3/15/20		185,000	219,688
Banco Santander Mexico SA 4.125% 11/9/22 (f)		475,000	454,219
Bank of Baroda (London) 6.625% 5/25/22 (i)		200,000	194,369
Bank of Ceylon:
5.325% 4/16/18 (Reg. S)		200,000	192,000
6.875% 5/3/17 (Reg. S)		200,000	203,500
Bank of Ireland:
10% 7/30/16	EUR	200,000	291,748
10% 12/19/22	EUR	200,000	320,429
Barclays Bank PLC 7.625% 11/21/22		245,000	252,718
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (i)	EUR	450,000	566,691
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
BBVA Bancomer SA 7.25% 4/22/20 (f)		$ 900,000	$ 985,500
BBVA Paraguay SA 9.75% 2/11/16 (f)		250,000	265,000
Caja Madrid SA 4.125% 3/24/36	EUR	150,000	169,370
Canara Bank Ltd. 6.365% 11/28/21 (i)		100,000	96,375
CBOM Finance PLC 8.25% 8/5/14		300,000	310,125
Citic Bank International Ltd. 3.875% 9/28/22 (Reg. S) (i)		200,000	195,020
Commerzbank AG 7.75% 3/16/21	EUR	400,000	599,854
Credit Suisse New York Branch 5.75% 9/18/25 (Reg. S) (i)	EUR	200,000	281,924
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		400,000	412,000
Finansbank A/S 5.5% 5/11/16 (Reg. S)		750,000	757,425
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	300,000	410,347
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,050,000	1,118,250
GMAC LLC:
6.75% 12/1/14		1,150,000	1,210,375
8% 12/31/18		30,000	34,950
8% 11/1/31		1,765,000	2,104,763
HBOS PLC 4.5% 3/18/30 (i)	EUR	300,000	377,183
HSBK BV 7.25% 5/3/17 (f)		700,000	749,000
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		600,000	570,000
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	772,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		200,000	201,000
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	567,431
National Savings Bank 8.875% 9/18/18 (Reg. S)		400,000	425,280
PT Bank Negara Indonesia (Persero) Tbk 4.125% 4/27/17		200,000	202,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	377,624
RBS Capital Trust C 4.243% (g)(i)	EUR	200,000	235,352
SBB Capital Corp. 6.62% (g)(i)		200,000	201,957
State Bank of India 6.439% (g)(i)		300,000	271,426
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	196,051
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		425,000	385,955
Turkiye Is Bankasi A/S 5.5% 4/21/19 (f)		400,000	405,480
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	66,190
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		400,000	420,000
			24,419,466
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Broadcasting - 1.7%
AMC Networks, Inc.:
4.75% 12/15/22		$ 100,000	$ 96,750
7.75% 7/15/21		5,000	5,625
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	378,812
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,470,000	1,403,850
5.5% 9/15/14		500,000	493,750
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	253,000	345,263
Myriad International Holding BV 6% 7/18/20 (f)		600,000	641,250
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	156,000
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (i)	EUR	200,000	287,191
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		455,000	433,956
5.75% 8/1/21 (f)		655,000	668,100
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		750,000	763,125
			5,673,672
Building Materials - 2.1%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	185,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
Associated Materials LLC 9.125% 11/1/17		350,000	373,188
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)		60,000	60,750
CEMEX Finance LLC 9.375% 10/12/22 (f)		400,000	448,000
CEMEX SA de CV 5.2481% 9/30/15 (f)(i)		345,000	353,625
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	206,500
10.5% 4/27/17 (Reg. S)		200,000	217,000
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	500,000	720,069
8.5% 10/31/19	EUR	300,000	518,830
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	176,168
Interline Brands, Inc. 10% 11/15/18 pay-in-kind		40,000	43,800
Lafarge SA:
5% 7/16/14	EUR	500,000	694,505
5.375% 6/26/17	EUR	650,000	969,026
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		200,000	200,390
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 8.5% 4/15/21		$ 120,000	$ 131,550
Ply Gem Industries, Inc. 8.25% 2/15/18		379,000	405,530
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	423,000
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,000
6.3% 11/15/16		20,000	21,247
7.875% 3/30/20 (f)		105,000	115,500
9.75% 1/15/18		135,000	158,625
West China Cement Ltd. 7.5% 1/25/16		200,000	201,500
			6,746,178
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,018,350
5.75% 9/1/23 (f)		180,000	171,225
5.75% 1/15/24		1,860,000	1,762,350
6.625% 1/31/22		240,000	248,400
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,688
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		685,000	664,450
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	276,981
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		115,000	112,700
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	145,744
DISH DBS Corp.:
5% 3/15/23		1,765,000	1,687,781
5.875% 7/15/22		325,000	332,719
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	201,000
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	205,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	438,893
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		75,000	75,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	332,958
5.5% 9/15/22 (Reg. S)	EUR	400,000	551,247
5.5% 1/15/23 (f)		200,000	197,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	589,264
8.125% 12/1/17 (Reg. S)	EUR	123,557	175,225
9.5% 3/15/21 (Reg. S)	EUR	200,000	311,604
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		$ 270,000	$ 288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	164,625
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	161,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	433,801
			10,594,105
Capital Goods - 0.5%
Franz Haniel & Compagnie GmbH 7.125% 2/1/17	EUR	50,000	76,625
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	143,922
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	150,371
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	190,327
Wendel SA:
4.375% 8/9/17	EUR	250,000	360,680
5.875% 9/17/19	EUR	200,000	300,791
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	187,860
6.875% 4/5/17 (Reg. S)		200,000	205,000
			1,615,576
Chemicals - 1.6%
Braskem Finance Ltd. 7% 5/7/20 (f)		400,000	437,000
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	230,057
Chemtura Corp. 5.75% 7/15/21		115,000	116,438
Hexion U.S. Finance Corp. 6.625% 4/15/20		475,000	482,125
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	377,248	519,149
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	289,201
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		327,000	362,153
LSB Industries, Inc. 7.75% 8/1/19 (f)		85,000	89,888
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		390,000	412,425
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)		200,000	208,500
PolyOne Corp. 5.25% 3/15/23		250,000	248,438
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	308,250
SPCM SA 6% 1/15/22 (f)		115,000	119,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)		1,270,000	1,266,825
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	159,375
			5,249,137
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind		$ 190,000	$ 196,413
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		60,000	56,700
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,750
Revlon Consumer Products Corp. 5.75% 2/15/21 (f)		200,000	197,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		45,000	47,813
6.625% 11/15/22 (f)		55,000	58,713
			584,889
Containers - 3.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		359,296	378,571
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	487,093
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		1,215,000	1,309,163
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (f)		200,000	196,500
7% 11/15/20 (f)		200,000	199,000
7.375% 10/15/17 (f)		200,000	214,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,619
9.125% 10/15/20 (f)		460,000	493,350
Ball Corp. 4% 11/15/23		585,000	538,931
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)		75,000	76,459
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	70,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)		1,455,000	1,364,063
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	69,125
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	213,369
6.75% 9/15/20 (Reg. S)	EUR	200,000	316,193
Rexam PLC 6.75% 6/29/67 (i)	EUR	325,000	465,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,116,625
6.875% 2/15/21		500,000	542,500
7.875% 8/15/19		250,000	276,250
8.25% 2/15/21		250,000	260,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (f)		$ 145,000	$ 157,506
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		98,000	110,740
			10,147,165
Diversified Financial Services - 6.0%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	271,876
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	161,908	106,801
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	448,261
CIT Group, Inc.:
5% 8/15/22		270,000	273,375
5% 8/1/23		1,480,000	1,483,700
5.375% 5/15/20		330,000	353,513
5.5% 2/15/19 (f)		575,000	622,438
Citigroup, Inc. 5.9% (g)(i)		770,000	731,257
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	320,836
GTB Finance BV 7.5% 5/19/16 (Reg. S)		350,000	371,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	891,438
International Lease Finance Corp.:
4.625% 4/15/21		1,030,000	1,000,394
5.875% 8/15/22		975,000	1,004,250
6.25% 5/15/19		640,000	697,600
8.25% 12/15/20		1,640,000	1,937,250
8.625% 1/15/22		2,505,000	3,031,050
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	553,652
Numericable Finance & Co. SCA 12.375% 2/15/19 (Reg. S)	EUR	400,000	649,037
SLM Corp.:
5.5% 1/15/19		445,000	457,594
5.5% 1/25/23		1,250,000	1,193,750
8% 3/25/20		190,000	217,075
8.45% 6/15/18		620,000	723,850
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		500,000	552,500
Thomas Cook Finance PLC 7.75% 6/15/20 (REg.S)	EUR	250,000	360,109
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	723,138
7.625% 1/15/20 (Reg. S)	EUR	250,000	366,660
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	446,021
			19,788,845
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Block Communications, Inc. 7.25% 2/1/20 (f)		$ 660,000	$ 697,950
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		100,000	104,000
6.5% 11/15/22		275,000	288,750
7.625% 3/15/20		65,000	68,738
Lamar Media Corp. 5.875% 2/1/22		55,000	56,788
National CineMedia LLC:
6% 4/15/22		300,000	312,000
7.875% 7/15/21		35,000	38,675
WMG Acquisition Corp. 6% 1/15/21 (f)		59,000	61,950
			1,628,851
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18		945,000	959,175
Calpine Corp.:
6% 1/15/22 (f)		225,000	233,438
7.875% 1/15/23 (f)		629,000	684,038
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		300,000	313,500
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		800,000	820,000
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	41,675
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		390,000	409,500
10% 12/1/20 (f)		2,290,000	2,393,050
12.25% 12/1/18 pay-in-kind (f)(i)		450,000	271,781
12.25% 3/1/22 (f)		2,120,000	2,438,000
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	63,250
9.875% 10/15/20		385,000	431,200
InterGen NV 7% 6/30/23 (f)		1,110,000	1,146,075
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	418,000
6.95% 2/21/19 (Reg. S)		400,000	418,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	231,750
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	197,950
NRG Energy, Inc. 6.625% 3/15/23		405,000	418,669
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	398,438
NV Energy, Inc. 6.25% 11/15/20		500,000	581,847
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 400,000	$ 406,709
8.375% 12/10/18		350,000	416,605
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	161,000
5.5% 11/22/21 (Reg. S)		200,000	201,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,454
6% 9/1/21		1,045,000	1,144,262
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	191,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	151,153
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	439,911
The AES Corp.:
4.875% 5/15/23		520,000	497,900
7.375% 7/1/21		35,000	39,638
8% 10/15/17		23,000	27,083
TXU Corp.:
5.55% 11/15/14		1,361,000	544,400
6.5% 11/15/24		475,000	175,750
6.55% 11/15/34		1,000,000	370,000
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	181,000	270,328
			18,035,529
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	228,850
Afren PLC 10.25% 4/8/19 (f)		675,000	772,875
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	92,650
7% 5/20/22		180,000	194,400
Antero Resources Finance Corp. 6% 12/1/20		585,000	617,175
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (f)		205,000	201,413
Basic Energy Services, Inc.:
7.75% 2/15/19		90,000	93,375
7.75% 10/15/22		207,000	209,070
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	447,200
5.75% 3/15/23		250,000	265,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.125% 2/15/21		$ 270,000	$ 294,975
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	536,250
6.125% 7/15/22		170,000	182,325
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	68,088
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	198,733
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	398,775
Concho Resources, Inc. 5.5% 4/1/23		240,000	249,000
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)(h)		175,000	178,938
7.75% 4/1/19		150,000	161,625
Denbury Resources, Inc. 4.625% 7/15/23		810,000	747,225
Diamondback Energy, Inc. 7.625% 10/1/21 (f)		195,000	203,775
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	100,780
EDC Finance Ltd. 4.875% 4/17/20 (f)		600,000	596,250
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	173,250
EDP Finance BV 5.5% 2/18/14	EUR	500,000	687,022
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		510,000	510,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,650
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	123,750
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (f)(i)		203,364	206,205
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	193,500
9.375% 5/1/20		565,000	652,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	764,675
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,150
7.5% 9/15/20		130,000	129,025
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		135,000	140,738
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	96,425
Gibson Energy, Inc. 6.75% 7/15/21 (f)		640,000	676,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Gulfmark Offshore, Inc. 6.375% 3/15/22		$ 340,000	$ 342,550
Halcon Resources Corp. 8.875% 5/15/21		135,000	140,569
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	85,200
Indo Energy Finance II BV 6.375% 1/24/23		200,000	175,500
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	209,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (f)		80,000	82,000
5.5% 2/1/22 (f)		175,000	178,500
8.125% 12/1/19		285,000	316,350
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	433,913
6.5% 5/15/19		335,000	334,163
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		660,000	640,200
6.25% 6/15/22		68,000	73,780
MIE Holdings Corp. 9.75% 5/12/16		200,000	211,000
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	539,275
7.5% 11/1/19		1,510,000	1,642,125
Oil States International, Inc. 6.5% 6/1/19		30,000	31,950
Pacific Drilling SA 5.375% 6/1/20 (f)		260,000	261,950
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	413,250
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,075,000	1,185,188
Pan American Energy LLC 7.875% 5/7/21 (f)		950,000	978,500
Petroleos Mexicanos 6.625% (f)(g)		750,000	772,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	203,435
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,650
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	141,413
Range Resources Corp. 5.75% 6/1/21		250,000	266,250
Rosetta Resources, Inc. 5.625% 5/1/21		225,000	227,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (f)		960,000	969,600
5.625% 4/15/23 (f)		400,000	392,000
SemGroup Corp. 7.5% 6/15/21 (f)		870,000	911,325
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		100,000	105,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	63,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20		35,000	35,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		$ 525,000	$ 498,750
Unit Corp. 6.625% 5/15/21		650,000	679,250
Western Refining, Inc. 6.25% 4/1/21		105,000	105,263
WPX Energy, Inc. 6% 1/15/22		85,000	89,250
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	409,000
8.125% 4/22/18 (Reg. S)		200,000	204,500
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,000,000	1,060,000
			27,395,599
Entertainment/Film - 0.7%
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	252,413
5.125% 12/15/22		50,000	48,875
7.375% 6/15/21		15,000	16,425
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		95,000	96,900
4.875% 11/1/20 (f)		245,000	246,838
5.375% 11/1/23 (f)		195,000	196,950
Lions Gate Entertainment Corp. 5.25% 8/1/18 (f)		705,000	708,525
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	464,125
5.75% 2/1/25		55,000	52,388
			2,257,689
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,375
5.25% 8/1/20		110,000	113,025
Covanta Holding Corp. 6.375% 10/1/22		103,000	106,439
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	209,500
Tervita Corp.:
8% 11/15/18 (f)		120,000	124,800
9.75% 11/1/19 (f)		60,000	58,800
			713,939
Food & Drug Retail - 1.4%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(i)		225,000	232,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
BI-LO LLC/BI-LO Finance Corp.: - continued
9.25% 2/15/19 (f)		$ 135,000	$ 149,513
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	81,600
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	179,350
Rite Aid Corp.:
6.75% 6/15/21		1,380,000	1,459,350
6.875% 12/15/28 (f)		650,000	624,000
7.7% 2/15/27		586,000	600,650
9.25% 3/15/20		155,000	179,025
Sigma Alimentos SA de CV 6.875% 12/16/19 (f)		800,000	912,000
Tops Markets LLC 8.875% 12/15/17 (f)		95,000	104,500
			4,522,301
Food/Beverage/Tobacco - 2.0%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	302,099
9.875% 5/1/19 (Reg. S)	EUR	100,000	153,426
Corporacion Lindley SA 6.75% 11/23/21 (f)		400,000	435,000
ESAL GmbH 6.25% 2/5/23 (f)		2,545,000	2,315,950
Findus Bondco SA 9.125% 7/1/18 (Reg. S)	EUR	200,000	298,705
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,155,000	1,155,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,435,000	1,388,363
MHP SA 10.25% 4/29/15 (f)		200,000	201,000
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (i)	EUR	250,000	351,318
			6,600,861
Gaming - 1.2%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	43,600
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		295,000	272,506
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,675
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	207,736
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	150,863
MCE Finance Ltd.:
5% 2/15/21 (f)		230,000	227,700
5% 2/15/21 (Reg. S)		200,000	198,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	304,125
6.625% 12/15/21		150,000	160,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19		$ 315,000	$ 369,731
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,688
Studio City Finance Ltd. 8.5% 12/1/20 (f)		1,415,000	1,563,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25% 5/30/23 (f)		480,000	456,000
			4,054,512
Healthcare - 4.9%
Alere, Inc. 6.5% 6/15/20		530,000	543,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (f)		85,000	87,125
7.75% 2/15/19		195,000	210,356
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	100,000	144,600
DaVita, Inc.:
5.75% 8/15/22		155,000	159,069
6.625% 11/1/20		300,000	319,875
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	48,884
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	74,676
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,827
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	204,750
7.75% 5/15/21		950,000	1,040,250
HCA, Inc.:
4.75% 5/1/23		1,290,000	1,243,238
5.875% 3/15/22		620,000	652,550
5.875% 5/1/23		340,000	342,550
6.5% 2/15/20		895,000	995,688
7.5% 2/15/22		180,000	202,275
HealthSouth Corp.:
5.75% 11/1/24		100,000	99,250
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,800
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	16,125
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	652,278
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		255,000	150,450
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	206,208
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	369,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	62,400
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	280,582
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Rural/Metro Corp. 10.125% 7/15/19 (c)(f)		$ 110,000	$ 32,450
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	151,513
8.125% 11/1/18		71,000	77,035
Select Medical Corp. 6.375% 6/1/21		780,000	752,700
Tenet Healthcare Corp.:
4.375% 10/1/21 (f)		1,125,000	1,080,000
4.5% 4/1/21		180,000	174,600
4.75% 6/1/20		135,000	133,988
6% 10/1/20 (f)		235,000	248,513
6.25% 11/1/18		85,000	93,075
6.75% 2/1/20		145,000	150,075
8.125% 4/1/22 (f)		955,000	1,045,725
9.25% 2/1/15		300,000	327,375
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		665,000	728,175
6.75% 8/15/21 (f)		40,000	42,600
7.25% 7/15/22 (f)		25,000	27,188
7.5% 7/15/21 (f)		1,568,000	1,740,480
VPI Escrow Corp. 6.375% 10/15/20 (f)		190,000	202,825
VWR Funding, Inc. 7.25% 9/15/17		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(f)		30,000	9,750
			16,032,873
Homebuilders/Real Estate - 4.7%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		300,000	315,750
10% 11/14/16 (Reg. S)		400,000	420,520
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		745,000	733,825
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	135,100
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	87,550
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	339,938
Cementos Progreso Trust 7.125% 11/6/23 (f)		200,000	201,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	195,750
China Properties Group Ltd. 13.5% 10/16/18 (Reg. S)		200,000	204,000
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	218,500
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	214,000
CIFI Holdings Group Co. Ltd. 12.25% 4/15/18		200,000	223,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Country Garden Holdings Co. Ltd.:
7.25% 4/4/21 (Reg. S)		$ 200,000	$ 199,760
11.25% 4/22/17 (Reg. S)		300,000	324,750
D.R. Horton, Inc. 5.75% 8/15/23		575,000	596,563
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		700,000	750,750
Fantasia Holdings Group Co. Ltd. 10.75% 1/22/20 (Reg. S)		200,000	197,000
Franshion Brilliant Ltd. 5.375% 10/17/18 (Reg. S)		200,000	200,861
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		200,000	199,240
Future Land Develpmnt Holding Ltd. 10.25% 1/31/18 (Reg. S)		200,000	200,000
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	186,000
Greenland Hong Kong Holdings Ltd.:
4.75% 10/18/16		200,000	200,200
13.5% 4/8/16		200,000	222,371
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		500,000	523,100
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	211,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		440,000	455,400
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,700
11.5% 7/20/20 (Reg. S)		105,000	109,725
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	204,000
10.25% 1/8/20 (Reg. S)		200,000	206,000
12.875% 9/18/17		200,000	226,000
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	443,000
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	404,000
9.5% 4/7/16 (Reg. S)		200,000	213,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	193,960
Odebrecht Finance Ltd. 7.5% (f)(g)		750,000	750,000
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	213,000
Realogy Corp. 9% 1/15/20 (f)		125,000	144,688
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)		430,000	430,000
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	142,000
13% 3/10/16 (Reg. S)		100,000	67,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	219,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
RPG Byty Sro 6.75% 5/1/20 (Reg. S)	EUR	500,000	$ 682,269
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,350
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	289,500
11% 3/8/18		300,000	336,750
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		200,000	200,250
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	205,500
12.5% 10/16/17 (Reg. S)		200,000	225,500
Theta Capital Pte Ltd. 7% 5/16/19		200,000	202,712
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)		90,000	87,075
William Lyon Homes, Inc.:
8.5% 11/15/20		100,000	107,000
8.5% 11/15/20 (f)		115,000	123,050
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	262,350
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	426,000
Yuzhou Properties Co.:
8.75% 10/4/18 (Reg. S)		200,000	203,000
11.75% 10/25/17 (Reg. S)		200,000	225,000
			15,367,057
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	47,363
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		445,000	457,238
Host Hotels & Resorts LP 6% 10/1/21		60,000	66,416
Playa Resorts Holding BV 8% 8/15/20 (f)		150,000	158,813
			729,830
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	345,287
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	356,213
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	288,859
5.921% 7/24/37 (i)	EUR	150,000	201,626
			1,191,985
Leisure - 0.2%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	400,000	590,361
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd. 5.25% 11/15/22		$ 85,000	$ 85,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (f)(i)		110,000	109,450
			784,811
Metals/Mining - 2.9%
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	167,700
6.25% 6/1/21		295,000	250,013
9.75% 4/15/18		210,000	216,300
Alrosa Finance SA 7.75% 11/3/20 (f)		725,000	819,250
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		200,000	211,000
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		200,000	192,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	51,625
Boart Longyear Management Pty Ltd. 10% 10/1/18 (f)		265,000	271,625
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	61,000
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	183,000
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	209,000
7% 11/1/15 (f)		225,000	233,438
8.25% 11/1/19 (f)		605,000	671,550
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		425,000	364,001
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	72,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	404,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	327,000
New Gold, Inc.:
6.25% 11/15/22 (f)		80,000	78,800
7% 4/15/20 (f)		40,000	41,400
Nord Gold NV 6.375% 5/7/18 (f)		200,000	192,000
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		400,000	399,000
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		55,000	61,050
PT Adaro Indonesia:
7.625% 10/22/19 (f)		1,050,000	1,110,375
7.625% 10/22/19 (Reg. S)		300,000	317,250
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		200,000	206,500
Samarco Mineracao SA 5.75% 10/24/23 (f)		400,000	399,500
Southern Copper Corp. 7.5% 7/27/35		700,000	751,135
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Vedanta Resources PLC:
6.75% 6/7/16 (Reg. S)		$ 200,000	$ 208,500
8.25% 6/7/21 (Reg. S)		200,000	206,000
9.5% 7/18/18 (Reg. S)		400,000	444,480
Walter Energy, Inc. 9.5% 10/15/19 (f)		150,000	158,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	100,000
			9,378,742
Paper - 0.3%
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		200,000	220,000
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	133,741
Smurfit Kappa Acquisitions 7.75% 11/15/19 (Reg. S)	EUR	120,000	177,463
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		235,000	243,225
WEPA Hygieneprodukte GmbH 6.5% 5/15/20 (Reg. S)	EUR	100,000	145,279
			919,708
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		225,000	243,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		200,000	204,500
R.R. Donnelley & Sons Co. 7% 2/15/22		180,000	190,800
			638,300
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	266,664
4.25% 12/13/21	EUR	350,000	342,898
			609,562
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	113,663
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	132,188
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	576,250
			822,101
Services - 1.8%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,350
APX Group, Inc.:
6.375% 12/1/19		985,000	981,306
8.75% 12/1/20		980,000	1,004,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (f)		$ 255,000	$ 267,113
Audatex North America, Inc. 6% 6/15/21 (f)		840,000	867,300
FTI Consulting, Inc. 6% 11/15/22		205,000	209,100
Hertz Corp.:
5.875% 10/15/20		150,000	157,875
6.25% 10/15/22		105,000	109,988
Iron Mountain, Inc. 5.75% 8/15/24		125,000	119,375
Laureate Education, Inc. 9.25% 9/1/19 (f)		930,000	1,023,000
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	73,500
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		100,000	105,000
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	512,089
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind		155,000	165,269
9.625% 6/15/18 pay-in-kind		90,000	97,425
			5,814,665
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (f)(h)		255,000	257,550
8.625% 11/1/17		25,000	26,213
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	10,150
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,250,625
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	130,813
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (f)		160,000	171,200
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	186,638
			2,156,939
Steel - 1.3%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		300,000	306,750
CITIC Pacific Ltd.:
6.375% 4/10/20 (Reg. S)		200,000	197,000
6.625% 4/15/21		200,000	195,000
6.875% 1/21/18 (Reg. S)		300,000	312,000
EVRAZ Group SA 9.5% 4/24/18 (Reg. S)		600,000	658,500
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		130,000	129,188
Metinvest BV 10.25% 5/20/15 (f)		100,000	100,970
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		$ 520,000	$ 543,400
11.25% 10/15/18		200,000	209,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,033,500
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	129,600
TMK Capital SA 7.75% 1/27/18		600,000	626,220
			4,441,128
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	22,175
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(i)		85,000	85,531
Claire's Stores, Inc.:
7.75% 6/1/20 (f)		100,000	99,500
9% 3/15/19 (f)		410,000	458,175
CST Brands, Inc. 5% 5/1/23 (f)		65,000	62,888
Hengdeli Holdings Ltd. 6.25% 1/29/18 (Reg. S)		200,000	204,500
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		130,000	134,875
Limited Brands, Inc. 5.625% 2/15/22		250,000	257,500
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	189,000
Sally Holdings LLC 6.875% 11/15/19		35,000	38,675
Sonic Automotive, Inc.:
5% 5/15/23		40,000	37,200
7% 7/15/22		105,000	113,400
The Bon-Ton Department Stores, Inc. 8% 6/15/21		150,000	141,375
			1,844,794
Technology - 4.5%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		400,000	414,000
6.125% 9/15/23 (f)		260,000	271,700
ADT Corp. 6.25% 10/15/21 (f)		235,000	249,394
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (f)(i)		400,000	409,000
Avaya, Inc.:
7% 4/1/19 (f)		685,000	654,175
9% 4/1/19 (f)		490,000	492,450
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		1,485,000	1,570,388
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		135,000	126,225
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	156,263
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		105,000	122,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (f)(i)		$ 115,000	$ 117,588
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		35,000	34,475
First Data Corp.:
6.75% 11/1/20 (f)		1,905,000	2,016,919
11.25% 1/15/21 (f)		535,000	587,831
Flextronics International Ltd. 4.625% 2/15/20		610,000	611,525
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		183,000	197,869
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		200,000	160,000
10% 2/1/19 (Reg. S)		200,000	160,000
IAC/InterActiveCorp 4.75% 12/15/22		775,000	734,313
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	880,000
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	251,250
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	200,500
Rolta LLC 10.75% 5/16/18 (Reg. S)		200,000	185,000
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	116,400
SoftBank Corp. 4.5% 4/15/20 (f)		90,000	89,100
STATS ChipPAC Ltd.:
4.5% 3/20/18 (f)		212,000	211,746
4.5% 3/20/18 (Reg. S)		200,000	199,760
SunGard Data Systems, Inc. 6.625% 11/1/19		295,000	308,275
Trionista Holdco GmbH 5% 4/30/20 (Reg. S)	EUR	100,000	137,472
Trionista Topco GmbH 6.875% 4/30/21 (Reg. S)	EUR	100,000	142,482
VeriSign, Inc. 4.625% 5/1/23		1,905,000	1,854,994
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	314,175
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		545,000	602,225
13.375% 10/15/19		220,000	253,000
			14,833,344
Telecommunications - 11.8%
Altice Financing SA 7.875% 12/15/19 (f)		775,000	839,325
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	100,000	147,316
9.875% 12/15/20 (f)		665,000	743,138
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		500,000	468,750
Bite Finance International BV 7.725% 2/15/18 (Reg. S) (i)	EUR	200,000	276,302
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,031
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		$ 440,000	$ 456,280
14.75% 12/1/16 (f)		700,000	959,000
Digicel Group Ltd.:
6% 4/15/21 (f)		525,000	515,813
7% 2/15/20 (f)		400,000	408,000
8.25% 9/1/17 (f)		600,000	624,000
8.25% 9/30/20 (f)		525,000	555,188
10.5% 4/15/18 (f)		400,000	432,000
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		905,000	875,588
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	200,000	301,746
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		270,253	282,392
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	256,850
Empresa Nacional de Telecomunicaciones SA (ENTEL) 4.875% 10/30/24 (f)		400,000	399,200
Frontier Communications Corp. 8.5% 4/15/20		750,000	856,875
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	766,838
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		1,050,000	1,130,063
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		590,000	601,800
7.5% 4/1/21		400,000	436,000
Intelsat Luxembourg SA:
7.75% 6/1/21 (f)		965,000	1,018,075
8.125% 6/1/23 (f)		1,295,000	1,369,463
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	60,019
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)(h)		265,000	269,638
7% 6/1/20		900,000	958,500
10% 2/1/18		200,000	213,750
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)		380,000	397,575
6.625% 4/1/23 (f)		580,000	606,825
Millicom International Cellular SA:
4.75% 5/22/20 (f)		200,000	188,000
6.625% 10/15/21 (f)		400,000	410,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	137,812
MTS International Funding Ltd.:
5% 5/30/23 (f)		550,000	528,000
8.625% 6/22/20 (f)		550,000	663,410
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23		$ 1,795,000	$ 1,633,450
NII Capital Corp. 7.625% 4/1/21		70,000	40,600
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	154,246
OTE PLC:
4.625% 5/20/16	EUR	500,000	689,058
6% 2/12/15	EUR	50,000	71,160
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	202,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		400,000	396,000
Portugal Telecom International Finance BV 4.625% 5/8/20 (Reg. S)	EUR	500,000	683,152
SBA Communications Corp. 5.625% 10/1/19		245,000	252,044
Sprint Capital Corp.:
6.9% 5/1/19		815,000	878,163
8.75% 3/15/32		495,000	539,550
Sprint Communications, Inc.:
6% 11/15/22		3,125,000	3,078,070
9% 11/15/18 (f)		505,000	612,313
Sprint Corp. 7.875% 9/15/23 (f)		530,000	575,050
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (f)		195,000	202,556
6.464% 4/28/19		85,000	90,100
6.542% 4/28/20		305,000	323,300
6.633% 4/28/21		275,000	290,813
6.731% 4/28/22		205,000	216,531
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd.:
4.625% 4/3/18 (f)		400,000	389,500
4.625% 4/3/18 (Reg. S)		200,000	194,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		600,000	609,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		400,000	426,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	141,613
6.375% 11/15/20 (Reg. S)	EUR	200,000	288,674
6.75% 8/15/24 (Reg. S)	EUR	100,000	142,224
TW Telecom Holdings, Inc.:
5.375% 10/1/22 (f)		435,000	433,913
6.375% 9/1/23 (f)		435,000	452,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 409,045
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		225,000	246,094
Wind Acquisition Finance SA:
6.5% 4/30/20 (f)		1,000,000	1,030,000
7.25% 2/15/18 (f)		400,000	421,000
7.375% 2/15/18	EUR	550,000	784,340
7.375% 2/15/18 (Reg. S)	EUR	250,000	354,264
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	1,028,628	1,355,294
12.25% 7/15/17 pay-in-kind (f)(i)		752,662	738,686
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	69,924
			38,839,789
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (f)		230,000	242,075
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(i)		135,000	138,544
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		75,000	75,375
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	199,000
			654,994
TOTAL NONCONVERTIBLE BONDS			277,041,285
TOTAL CORPORATE BONDS (Cost $270,452,561)			277,454,608
Government Obligations - 0.5%

Germany - 0.5%
German Federal Republic 0.25% 3/14/14 (Cost $1,493,248)	EUR	1,150,000	1,562,615
Common Stocks - 1.0%
	Shares
Automotive - 0.2%
General Motors Co. (a)	20,000	739,000
Common Stocks - continued
	Shares	Value
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	$ 496,340
Chemicals - 0.2%
LyondellBasell Industries NV Class A	8,000	596,800
Healthcare - 0.1%
Express Scripts Holding Co. (a)	7,500	468,900
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	57,596
Metals/Mining - 0.3%
OCI Resources LP	40,000	879,600
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	111,389
TOTAL COMMON STOCKS (Cost $3,117,962)		3,349,625
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	256,600
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	677,095
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	465,321
		1,142,416
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,343,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,485,416
TOTAL PREFERRED STOCKS (Cost $2,523,351)		2,742,016
Bank Loan Obligations - 4.9%
	Principal Amount (d)	Value
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (i)	$ 29,925	$ 30,224
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (i)	64,675	65,322
		95,546
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (i)	104,213	104,473
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (i)	5,714	5,886
Univision Communications, Inc. term loan 4.5% 3/1/20 (i)	281,250	283,008
		393,367
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (i)	60,000	60,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (i)	235,000	235,000
Tranche B 1LN, term loan 5.5% 7/31/18 (i)	25,000	25,250
		260,250
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (i)	400,000	401,500
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.504% 11/1/19 (i)	14,666	14,703
		416,203
Diversified Financial Services - 0.4%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (i)	405,000	414,113
Tranche B2 1LN, term loan 5% 7/10/20 (i)	230,000	231,725
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (i)	23,750	23,928
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (i)	61,335	61,718
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (i)	213,925	215,529
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (i)	354,113	354,555
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (i)	44,653	44,932
		1,346,500
Electric Utilities - 0.1%
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (i)	52,177	52,177
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (i)	$ 54,863	$ 55,137
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (i)	154,544	155,703
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (i)	120,000	120,900
		383,917
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	425,000	434,563
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (i)	224,438	230,048
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (i)	56,667	56,667
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (i)	950,000	964,250
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (i)	24,938	25,031
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	90,187	91,314
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (i)	49,875	50,187
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	66,463
Panda Temple Power, LLC term loan 7.25% 4/3/19 (i)	45,000	46,181
		1,964,704
Food & Drug Retail - 0.2%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (i)	370,000	370,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	149,250	149,623
Tranche 2LN, term loan 5.75% 8/21/20 (i)	25,000	25,594
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (i)	104,474	104,474
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (i)	43,502	43,556
		693,247
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (i)	84,788	84,999
Tranche B 2LN, term loan 8.25% 11/30/20 (i)	75,000	75,563
		160,562
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Gaming - 0.5%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (i)	$ 70,000	$ 71,093
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (i)	110,000	110,968
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4884% 1/28/18 (i)	1,085,808	1,020,660
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (i)	89,325	89,325
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (i)	322,652	326,298
		1,696,719
Healthcare - 0.1%
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (i)	191,250	195,075
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (i)	49,375	49,375
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (i)	215,752	196,334
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (i)	10,000	10,100
Tranche B 1LN, term loan 5.25% 7/3/19 (i)	10,000	10,100
		460,984
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (i)	136,136	136,136
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (i)	715,000	719,469
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (i)	30,000	30,338
		749,807
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (i)	245,000	246,838
Leisure - 0.2%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (i)	630,000	637,875
Metals/Mining - 0.3%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (i)	288,550	276,287
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	$ 34,738	$ 34,969
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	20,000	20,175
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	376,200	376,670
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (i)	204,488	203,209
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (i)	59,850	59,252
		970,562
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (i)	309,724	314,370
Publishing/Printing - 0.5%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (i)	19,700	19,700
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (i)	641,775	652,204
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (i)	889,355	889,355
		1,561,259
Restaurants - 0.0%
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (i)	83,442	83,859
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (i)	665,000	668,325
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (i)	94,417	94,890
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (i)	30,000	30,300
		793,515
Super Retail - 0.0%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (i)	49,875	50,187
Technology - 0.3%
Ancestry.com, Inc. Tranche B 2LN, term loan 4.25% 5/15/18 (i)	22,500	22,613
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (i)	375,000	379,219
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (i)	44,888	44,775
Bank Loan Obligations - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 279,450
Tranche B 1LN, term loan 4.5% 10/30/19 (i)	148,875	149,247
		875,304
Telecommunications - 0.6%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (i)(j)	1,565,000	1,568,913
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	147,385	147,208
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (i)	164,175	167,048
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (i)	25,000	25,500
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (i)	10,000	10,125
		1,918,794
TOTAL BANK LOAN OBLIGATIONS (Cost $15,868,343)		16,270,505
Preferred Securities - 3.7%

Banks & Thrifts - 2.3%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	300,000	408,783
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	205,569
Bank of America Corp. 5.2% (g)(i)	770,000	713,811
Barclays Bank PLC:
4.75% (g)(i)	400,000	463,394
4.875% (g)(i)	400,000	501,948
BNP Paribas SA 5.019% (g)(i)	50,000	71,933
BPCE SA 9% (g)(i)	600,000	909,226
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	197,461
6.117% (g)(i)	300,000	423,753
Credit Agricole SA 7.875% (g)(i)	400,000	609,789
Intesa Sanpaolo SpA:
8.047% (g)(i)	500,000	722,331
8.375% (g)(i)	500,000	728,203
JPMorgan Chase & Co. 5.15% (g)(i)	790,000	736,197
Lloyds TSB Bank PLC 2.725% (g)(i)	150,000	199,095
Natixis SA 6.307% (g)(i)	150,000	211,308
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	50,000	65,620
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Societe Generale 6.999% (g)(i)	$ 200,000	$ 307,304
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	149,179
		7,624,904
Consumer Products - 0.2%
Cosan Overseas Ltd. 8.25% (g)	750,000	787,330
Diversified Financial Services - 0.8%
Citigroup, Inc.:
5.35% (g)(i)	2,385,000	2,210,757
5.95% (g)(i)	395,000	382,735
		2,593,492
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	212,835
Insurance - 0.1%
Aviva PLC 5.7% (g)(i)	200,000	283,816
Telecommunications - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	500,000	525,394
Koninklijke KPN NV 6.125% (Reg S.) (g)(i)	150,000	219,943
		745,337
TOTAL PREFERRED SECURITIES (Cost $11,234,015)		12,247,714
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $9,712,444)	9,712,444	9,712,444
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $314,401,924)		323,339,527
NET OTHER ASSETS (LIABILITIES) - 1.7%		5,575,101
NET ASSETS - 100%		$ 328,914,628
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,502,372 or 32.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $158,633 and $159,030, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,835
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,491,940	$ 1,491,940	$ -	$ -
Financials	2,543,012	1,865,917	677,095	-
Health Care	468,900	468,900	-	-
Materials	1,476,400	1,476,400	-	-
Telecommunication Services	111,389	-	-	111,389
Corporate Bonds	277,454,608	-	277,454,608	-
Government Obligations	1,562,615	-	1,562,615	-
Bank Loan Obligations	16,270,505	-	15,528,157	742,348
Preferred Securities	12,247,714	-	12,247,714	-
Money Market Funds	9,712,444	9,712,444	-	-
Total Investments in Securities:	$ 323,339,527	$ 15,015,601	$ 307,470,189	$ 853,737
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	54.7%
Luxembourg	6.3%
Cayman Islands	5.2%
Netherlands	4.6%
Germany	2.8%
United Kingdom	2.7%
Ireland	2.5%
France	2.3%
Canada	2.2%
Mexico	1.9%
British Virgin Islands	1.6%
Bermuda	1.3%
Indonesia	1.1%
Singapore	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $304,689,480)	$ 313,627,083
Fidelity Central Funds (cost $9,712,444)	9,712,444
Total Investments (cost $314,401,924)		$ 323,339,527
Cash		2,162,679
Foreign currency held at value (cost $49,845)		49,845
Receivable for investments sold, regular delivery		1,749,944
Receivable for fund shares sold		469,324
Dividends receivable		19,414
Interest receivable		5,504,068
Distributions receivable from Fidelity Central Funds		869
Prepaid expenses		1,144
Other receivables		23
Total assets		333,296,837

Liabilities
Payable for investments purchased Regular delivery	$ 3,177,847
Delayed delivery	695,000
Payable for fund shares redeemed	70,910
Distributions payable	157,316
Accrued management fee	191,493
Distribution and service plan fees payable	3,910
Other affiliated payables	45,724
Other payables and accrued expenses	40,009
Total liabilities		4,382,209

Net Assets		$ 328,914,628
Net Assets consist of:
Paid in capital		$ 315,841,700
Undistributed net investment income		1,521,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,626,650
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,924,573
Net Assets		$ 328,914,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,004,268 ÷ 593,907 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class T: Net Asset Value and redemption price per share ($1,194,738 ÷ 118,186 shares)	$ 10.11

Maximum offering price per share (100/96.00 of $10.11)	$ 10.53
Class C: Net Asset Value and offering price per share ($3,018,567 ÷ 298,580 shares)A	$ 10.11

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($313,800,561 ÷ 31,038,325 shares)	$ 10.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,896,494 ÷ 484,309 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2013 (Unaudited)

Investment Income
Dividends		$ 365,732
Interest		9,958,632
Income from Fidelity Central Funds		8,835
Total income		10,333,199

Expenses
Management fee	$ 1,169,642
Transfer agent fees	196,796
Distribution and service plan fees	23,511
Accounting fees and expenses	84,973
Custodian fees and expenses	18,726
Independent trustees' compensation	873
Registration fees	36,284
Audit	34,159
Legal	235
Miscellaneous	1,165
Total expenses before reductions	1,566,364
Expense reductions	(1,719)	1,564,645
Net investment income (loss)		8,768,554
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,625,891
Foreign currency transactions	26,030
Total net realized gain (loss)		2,651,921
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,728,593)
Assets and liabilities in foreign currencies	(26,012)
Total change in net unrealized appreciation (depreciation)		(10,754,605)
Net gain (loss)		(8,102,684)
Net increase (decrease) in net assets resulting from operations		$ 665,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,768,554	$ 15,528,945
Net realized gain (loss)	2,651,921	5,891,893
Change in net unrealized appreciation (depreciation)	(10,754,605)	14,154,739
Net increase (decrease) in net assets resulting from operations	665,870	35,575,577
Distributions to shareholders from net investment income	(8,370,464)	(14,097,015)
Distributions to shareholders from net realized gain	(4,722,005)	(1,212,437)
Total distributions	(13,092,469)	(15,309,452)
Share transactions - net increase (decrease)	(20,670,018)	103,184,369
Redemption fees	43,776	77,615
Total increase (decrease) in net assets	(33,052,841)	123,528,109

Net Assets
Beginning of period	361,967,469	238,439,360
End of period (including undistributed net investment income of $1,521,705 and undistributed net investment income of $1,123,615, respectively)	$ 328,914,628	$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.254	.526	.476
Net realized and unrealized gain (loss)	(.222)	.714	(.317)
Total from investment operations	.032	1.240	.159
Distributions from net investment income	(.242)	(.477)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.383)	(.523)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.40%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.24%	1.38% A
Expenses net of fee waivers, if any	1.22% A	1.24%	1.25% A
Expenses net of all reductions	1.22% A	1.24%	1.25% A
Net investment income (loss)	5.02% A	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,004	$ 6,419	$ 10,102
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.253	.523	.477
Net realized and unrealized gain (loss)	(.223)	.712	(.318)
Total from investment operations	.030	1.235	.159
Distributions from net investment income	(.240)	(.472)	(.423)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.381)	(.518)	(.423)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.39%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.34% A	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.25%	1.25% A
Net investment income (loss)	5.00% A	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,195	$ 1,349	$ 9,362
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.214	.448	.407
Net realized and unrealized gain (loss)	(.222)	.712	(.317)
Total from investment operations	(.008)	1.160	.090
Distributions from net investment income	(.202)	(.397)	(.354)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.343)	(.443)	(.354)
Redemption fees added to paid in capital E	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.46	$ 9.74
Total Return B, C, D	.01%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00% A
Expenses net of all reductions	2.00% A	2.00%	2.00% A
Net investment income (loss)	4.24% A	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,019	$ 2,941	$ 9,878
Portfolio turnover rate G	87% A	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.269	.555	.495
Net realized and unrealized gain (loss)	(.232)	.724	(.312)
Total from investment operations	.037	1.279	.183
Distributions from net investment income	(.257)	(.506)	(.447)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.398)	(.552)	(.447)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.46%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.93% A	.96%	1.07% A
Expenses net of fee waivers, if any	.93% A	.96%	1.00% A
Expenses net of all reductions	.93% A	.96%	1.00% A
Net investment income (loss)	5.32% A	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,801	$ 345,210	$ 197,480
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2013	Years ended April 30,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.268	.549	.499
Net realized and unrealized gain (loss)	(.233)	.728	(.317)
Total from investment operations	.035	1.277	.182
Distributions from net investment income	(.255)	(.504)	(.446)
Distributions from net realized gain	(.141)	(.046)	-
Total distributions	(.396)	(.550)	(.446)
Redemption fees added to paid in capital D	.001	.003	.004
Net asset value, end of period	$ 10.11	$ 10.47	$ 9.74
Total Return B, C	.44%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	.98%	1.13% A
Expenses net of fee waivers, if any	.96% A	.98%	1.00% A
Expenses net of all reductions	.96% A	.98%	1.00% A
Net investment income (loss)	5.28% A	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,896	$ 6,049	$ 11,617
Portfolio turnover rate F	87% A	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2013 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,601,334
Gross unrealized depreciation	(4,942,331)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,659,003

Tax cost	$ 313,680,524

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $135,908,048 and $163,396,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,263	$ -
Class T	-%	.25%	1,561	-
Class C	.75%	.25%	14,687	8,339
			$ 23,511	$ 8,339

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,187
Class T	245
Class C*	743
$ 2,175

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,733.16
Class T	1,750.28
Class C	3,329.22
Fidelity Global High Income Fund	183,039.12
Institutional Class	3,945.15
	$ 196,796

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $294 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class T	1.25%	$ 566
Class C	2.00%	422
		$ 988

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $715.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2013	Year ended April 30, 2013
From net investment income
Class A	$ 141,149	$ 385,177
Class T	29,915	201,653
Class C	59,288	213,823
Fidelity Global High Income Fund	8,008,783	12,959,407
Institutional Class	131,329	336,955
Total	$ 8,370,464	$ 14,097,015
From net realized gain
Class A	$ 92,867	$ 33,983
Class T	18,220	6,672
Class C	40,097	12,006
Fidelity Global High Income Fund	4,490,076	1,143,686
Institutional Class	80,745	16,090
Total	$ 4,722,005	$ 1,212,437

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2013	Year ended April 30, 2013	Six months ended October 31, 2013	Year ended April 30, 2013
Class A
Shares sold	236,614	891,994	$ 2,404,019	$ 9,007,648
Reinvestment of distributions	18,964	35,775	190,156	356,668
Shares redeemed	(275,014)	(1,351,772)	(2,769,120)	(13,585,735)
Net increase (decrease)	(19,436)	(424,003)	$ (174,945)	$ (4,221,419)
Class T
Shares sold	26,977	89,413	$ 271,498	$ 908,160
Reinvestment of distributions	4,607	20,699	46,169	203,219
Shares redeemed	(42,274)	(942,577)	(423,179)	(9,376,834)
Net increase (decrease)	(10,690)	(832,465)	$ (105,512)	$ (8,265,455)
Class C
Shares sold	74,816	227,901	$ 753,659	$ 2,307,855
Reinvestment of distributions	8,836	21,503	88,567	212,206
Shares redeemed	(66,106)	(982,676)	(663,947)	(9,789,298)
Net increase (decrease)	17,546	(733,272)	$ 178,279	$ (7,269,237)
Fidelity Global High Income Fund
Shares sold	4,957,584	18,772,878	$ 49,810,968	$ 190,172,629
Reinvestment of distributions	1,127,580	1,286,561	11,299,478	12,953,475
Shares redeemed	(8,032,898)	(7,351,380)	(80,742,351)	(74,166,575)
Net increase (decrease)	(1,947,734)	12,708,059	$ (19,631,905)	$ 128,959,529
Institutional Class
Shares sold	70,768	401,857	$ 711,732	$ 4,107,801
Reinvestment of distributions	4,479	25,921	44,990	255,111
Shares redeemed	(168,961)	(1,042,691)	(1,692,657)	(10,381,961)
Net increase (decrease)	(93,714)	(614,913)	$ (935,935)	$ (6,019,049)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GHI-USAN-1213
1.926251.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 20, 2013